UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                     ---------

                           Phoenix Opportunities Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,          John H. Beers, Esq.
    Counsel and Secretary for Registrant       Vice President and Counsel
       Phoenix Life Insurance Company        Phoenix Life Insurance Company
              One American Row                      One American Row
           Hartford, CT 06103-2899              Hartford, CT 06103-2899
    -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                          PHOENIX GLOBAL UTILITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

DOMESTIC COMMON STOCKS--64.4%

ELECTRIC UTILITIES--35.2%
American Electric Power Co., Inc.                  38,580        $  1,552
DPL, Inc.                                          25,070             661
Duke Energy Corp.                                 121,050           2,104
Edison International                               28,440           1,461
Entergy Corp.                                      22,010           2,652
Exelon Corp.                                       65,460           5,889
FirstEnergy Corp.                                  32,730           2,695
FPL Group, Inc.                                    43,730           2,868
Northeast Utilities                                24,010             613
Pepco Holdings, Inc.                               35,360             907
PPL Corp.                                          39,490           2,064
Progress Energy, Inc.                              22,760             952
Southern Co. (The)                                 75,340           2,631
                                                                 --------
                                                                   27,049
                                                                 --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.8%
Constellation Energy Group, Inc.                   16,860           1,384
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--8.5%
AT&T, Inc.                                         97,750           3,293
Fairpoint Communications, Inc.                     75,890             547
Verizon Communications, Inc.                       58,900           2,085
Windstream Corp.                                   51,720             639
                                                                 --------
                                                                    6,564
                                                                 --------

MULTI-UTILITIES--14.2%
Alliant Energy Corp.                               11,160             382
CenterPoint Energy, Inc.                           27,980             449
Dominion Resources, Inc.                           67,490           3,205
NSTAR                                              16,730             566
PG&E Corp.                                         37,780           1,499
Public Service Enterprise Group, Inc.              59,450           2,731
Sempra Energy                                      36,420           2,056
                                                                 --------
                                                                   10,888
                                                                 --------

OIL & GAS STORAGE & TRANSPORTATION--4.7%
Spectra Energy Corp.                               65,750           1,890


                                                  SHARES          VALUE
                                                  -------        --------

OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Williams Cos., Inc. (The)                          42,600        $  1,717
                                                                 --------
                                                                    3,607
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $48,122)                                          49,492
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(b)--32.8%

ELECTRIC UTILITIES--10.6%
E.ON AG (Germany)                                  12,510           2,521
Energias de Portugal SA (Portugal)                150,990             785
Fortum Oyj (Finland)                               25,705           1,301
Iberdrola S.A. (Spain)                            104,330           1,390
Red Electrica Corp.  S.A. (Spain)                  15,290             993
Scottish and Southern Energy plc
  (United Kingdom)                                 40,460           1,127
                                                                 --------
                                                                    8,117
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--12.6%
Chunghwa Telecom Co., Ltd. ADR
  (Taiwan)                                         48,730           1,236
France Telecom SA Sponsored ADR
  (France)                                         39,480           1,170
Koninklijke KPN N.V. (Netherlands)                 92,650           1,584
Singapore Telecommunications Ltd.
  (Singapore)                                     370,400             987
Swisscom AG (Switzerland)                           2,610             869
Telecom Corporation of New Zealand Ltd.
  Sponsored ADR (New Zealand)                      52,780             713
Telefonica S.A. Sponsored ADR
  (Spain)                                          24,700           1,966
TELUS Corp. (Canada)                               27,040           1,137
                                                                 --------
                                                                    9,662
                                                                 --------

MULTI-UTILITIES--2.4%
National Grid plc (United Kingdom)                 36,020             472
RWE AG (Germany)                                   10,740           1,356
                                                                 --------
                                                                    1,828
                                                                 --------

OIL & GAS STORAGE & TRANSPORTATION--4.3%
Enbridge, Inc. (Canada)                            39,580           1,709
TransCanada Corp. (Canada)                         41,620           1,614
                                                                 --------
                                                                    3,323
                                                                 --------

WIRELESS TELECOMMUNICATION SERVICES--2.9%
Vodafone Group plc Sponsored ADR
  (United Kingdom)                                 75,930           2,237
                                                                 --------

                         PHOENIX GLOBAL UTILITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $23,999)                                          25,167
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $72,121)                                          74,659
                                                                 --------

                                                 PAR VALUE        VALUE
                                                 ---------       --------

SHORT-TERM INVESTMENTS--2.4%

FEDERAL AGENCY SECURITIES(c)--2.4%
FHLB
  2.000% due 7/1/08                                $1,830        $  1,830
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,830)                                            1,830
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $73,951)                                          76,489(a)

Other assets and liabilities, net--0.4%                               318
                                                                 --------
NET ASSETS--100.0%                                               $ 76,807
                                                                 ========


ABBREVIATIONS:
ADR  American Depositary Receipt
FHLB Federal Home Loan Bank


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,365 and gross depreciation of $2,929 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $74,053.
(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(c)  The rate shown is the discount rate.

               PHOENIX INTERNATIONAL REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

FOREIGN COMMON STOCKS(c)--96.3%

AUSTRALIA--21.4%
CFS Retail Property Trust (Retail
  REITs)                                           99,452        $    177
Commonwealth Property Office Fund
  (Office REITs)                                  115,923             137
Dexus Property Group (Diversified
  REITs)                                           89,987             119
Goodman Group (Industrial REITs)                  119,640             354
GPT Group (Diversified REITs)                     112,972             241
Westfield Group (Retail REITs)                     80,946           1,265
                                                                 --------
                                                                    2,293
                                                                 --------

CANADA--7.7%
Allied Properties Real Estate
  Investment Trust (Office REITs)                   5,900             117
Boardwalk Real Estate Investment
  Trust (Residential REITs)                         6,460             242
Brookfield Properties Corp. (Real
  Estate Management & Development)                  9,300             167
Cominar Real Estate Investment
  Trust (Diversified REITs)                         5,750             124
RioCan Real Estate Investment Trust
  (Retail REITs)                                    9,200             179
                                                                 --------
                                                                      829
                                                                 --------

FRANCE--13.5%
Fonciere Des Regions (Real Estate
  Management & Development)                         1,097             134
Gecina SA (Diversified REITs)                         735              89
Klepierre (Retail REITs)                            4,996             251
Societe Immobiliere de Location
  Pour L'industrie Et Le Commerce
  (Real Estate Management &
  Development)                                        792              99
Unibail-Rodamco (Retail REITs)                      3,805             876
                                                                 --------
                                                                    1,449
                                                                 --------

GERMANY--4.5%
Alstria Office Reit-AG (Specialized
  REITs)                                            6,732             111
Deutsche Euroshop AG (Real Estate
  Management & Development)                         2,418              93
DIC Asset AG (Real Estate
  Management & Development)                         3,801              96
GAGFAH S.A. (Real Estate Management
  & Development)                                    7,151             102


                                                  SHARES          VALUE
                                                  -------        --------

GERMANY--(CONTINUED)
IVG Immobilien AG (Real Estate
  Management & Development)                         4,232        $     83
                                                                 --------
                                                                      485
                                                                 --------

HONG KONG--7.7%
Champion Reit (Specialized REITs)                 238,000             110
Hongkong Land Holdings Ltd. (Real
  Estate Management & Development)                112,000             475
Link (The) (Retail REITs)                         104,000             237
                                                                 --------
                                                                      822
                                                                 --------

JAPAN--9.1%
Japan Prime Realty Investment Corp.
  (Office REITs)                                       46             136
Japan Real Estate Investment Corp.
  (Office REITs)                                       23             243
Nippon Accomodations Fund, Inc.
  (Specialized REITs)                                  16              73
Nippon Building Fund, Inc.
  (Office REITs)                                       30             354
Nippon Residential Investment Corp.
  (Specialized REITs)                                  18              54
Nomura Real Estate Office Fund,
  Inc. (Office REITs)                                  15             113
                                                                 --------
                                                                      973
                                                                 --------

NETHERLANDS--3.2%
Corio N.V. (Retail REITs)                           2,481             193
Eurocommercial Properties N.V.
  (Specialized REITs)                               3,212             153
                                                                 --------
                                                                      346
                                                                 --------

SINGAPORE--6.1%
Ascendas Real Estate Investment
  Trust (Industrial REITs)                         88,000             143
CapitaCommercial Trust
  (Office REITs)                                  112,000             157
CapitaMall Trust (Retail REITs)                    83,000             183
CDL Hospitality Trusts
  (Specialized REITs)                             128,000             166
                                                                 --------
                                                                      649
                                                                 --------

SWEDEN--2.1%
Castellum AB (Real Estate
  Management & Development)                        14,466             137
Fabege AB (Real Estate Management &
  Development)                                     13,509              90
                                                                 --------
                                                                      227
                                                                 --------

               PHOENIX INTERNATIONAL REAL ESTATE SECURITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

SWITZERLAND--2.1%
PSP Swiss Property AG (Real Estate
  Management & Development)(b)                      3,846        $    228

UNITED KINGDOM--18.9%
Big Yellow Group plc (Real Estate
  Management & Development)                         3,446              20
British Land Co. plc
  (Diversified REITs)                              21,773             306
Brixton plc (Industrial REITs)                     20,204              96
Derwent London plc (Real Estate
  Management & Development)                         6,846             137
Great Portland Estates plc
  (Office REITs)                                   16,153             108
Hammerson plc (Retail REITs)                       15,609             277
Land Securities Group plc
  (Retail REITs)                                   19,053             465
Liberty International plc
  (Retail REITs)                                   16,065             274
Safestore Holdings Ltd.
  (Specialized Consumer Services)                  49,219             145
Segro plc (Industrial REITs)                       25,828             202
                                                                 --------
                                                                    2,030
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,190)                                          10,331
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $13,190)                                          10,331
                                                                 --------

SHORT-TERM INVESTMENTS--2.8%
                                                   PAR
                                                  VALUE            VALUE
                                                ---------        --------

FEDERAL AGENCY SECURITIES(d)--2.8%
FNMA
  2.000% due 7/1/08                                   $300            300
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $300)                                                300
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $13,490)                                          10,631(a)

Other assets and liabilities, net--0.9%                                98
                                                                 --------
NET ASSETS--100.0%                                               $ 10,729
                                                                 ========


ABBREVIATIONS:
FNMA  Fannie Mae or Federal National Mortgage Association
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8 and gross depreciation of $2,874 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $13,497.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)  The rate shown is the discount rate.

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                             SECURITIES SOLD SHORT
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

DOMESTIC COMMON STOCKS--73.0%

ADVERTISING--1.0%
Omnicom Group, Inc.                                25,520        $  1,145
                                                                 --------

AEROSPACE & DEFENSE--2.3%
Esterline Technologies Corp.(b)                    16,640             820
Goodrich Corp.                                     11,090             526
Lockheed Martin Corp.                               6,040             596
Raytheon Co.                                       12,820             722
                                                                 --------
                                                                    2,664
                                                                 --------

AIRLINES--0.7%
Delta Air Lines, Inc.(b)                          106,630             608
US Airways Group, Inc.(b)                          80,500             201
                                                                 --------
                                                                      809
                                                                 --------

ALTERNATIVE CARRIERS--0.7%
Cogent Communications Group, Inc.(b)               61,270             821
                                                                 --------

APPAREL RETAIL--2.3%
Children's Place (The)(b)                          15,660             565
Gap, Inc. (The)                                    22,440             374
Jos. A. Bank Clothiers, Inc.(b)                    21,450             574
Ross Stores, Inc.                                  19,970             709
TJX Cos., Inc. (The)                               16,200             510
                                                                 --------
                                                                    2,732
                                                                 --------

APPAREL, ACCESSORIES & LUXURY GOODS--2.4%
Gildan Activewear, Inc.(b)                         12,200             316
Kenneth Cole Productions, Inc.
  Class A                                          12,080             154
Phillips-Van Heusen Corp.                          13,190             483
True Religion Apparel, Inc.(b)                     69,770           1,859
                                                                 --------
                                                                    2,812
                                                                 --------

APPLICATION SOFTWARE--0.5%
Concur Technologies, Inc.(b)                       18,860             627
                                                                 --------

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Blackstone Group LP (The)                          47,210             860
                                                                 --------

AUTO PARTS & EQUIPMENT--0.4%
Drew Industries, Inc.(b)                           15,040             240
Johnson Controls, Inc.                             10,230             293
                                                                 --------
                                                                      533
                                                                 --------


                                                  SHARES          VALUE
                                                  -------        --------

AUTOMOTIVE RETAIL--1.2%
Advance Auto Parts, Inc.                           28,850        $  1,120
O'Reilly Automotive, Inc.(b)                       14,200             318
                                                                 --------
                                                                    1,438
                                                                 --------

BIOTECHNOLOGY--0.7%
BioMarin Pharmaceutical, Inc.(b)                    6,530             189
Gilead Sciences, Inc.(b)                            7,030             372
Vertex Pharmaceuticals, Inc.(b)                     8,630             289
                                                                 --------
                                                                      850
                                                                 --------

BREWERS--0.6%
Molson Coors Brewing Co. Class B                   12,320             669
                                                                 --------

BROADCASTING & CABLE TV--0.6%
Belo Corp. Class A                                 37,700             276
Cox Radio, Inc. Class A(b)                         39,080             461
                                                                 --------
                                                                      737
                                                                 --------

BUILDING PRODUCTS--0.6%
Masco Corp.                                        41,540             653
                                                                 --------

COMMODITY CHEMICALS--0.3%
Celanese Corp. Series A                             8,140             372
                                                                 --------

COMMUNICATIONS EQUIPMENT--0.5%
Emulex Corp.(b)                                    46,970             547
                                                                 --------

COMPUTER HARDWARE--1.1%
Apple, Inc.(b)                                      5,300             887
Dell, Inc.(b)                                      19,970             437
                                                                 --------
                                                                    1,324
                                                                 --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
Terex Corp.(b)                                     11,340             583
                                                                 --------

CONSUMER ELECTRONICS--0.3%
Harman International Industries,
  Inc.                                              7,400             306
                                                                 --------

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
Alliance Data Systems Corp.(b)                     17,140             969
Global Payments, Inc.                              17,010             793
Western Union Co. (The)                            25,760             637
                                                                 --------
                                                                    2,399
                                                                 --------

DIVERSIFIED CHEMICALS--0.5%
Ashland, Inc.                                      12,330             594
                                                                 --------

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

DRUG RETAIL--1.2%
CVS Caremark Corp.                                 34,520        $  1,366
                                                                 --------

ELECTRIC UTILITIES--2.5%
Allegheny Energy, Inc.                             17,380             871
DPL, Inc.                                          39,690           1,047
Portland General Electric Co.                      43,760             985
                                                                 --------
                                                                    2,903
                                                                 --------

ELECTRICAL COMPONENTS & EQUIPMENT--1.6%
Emerson Electric Co.                               17,380             859
SunPower Corp. Class A(b)                           4,190             302
Thomas & Betts Corp.(b)                            17,870             676
                                                                 --------
                                                                    1,837
                                                                 --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
Amphenol Corp. Class A                             13,070             586
Mettler-Toledo International,
  Inc.(b)                                           2,960             281
                                                                 --------
                                                                      867
                                                                 --------

ENVIRONMENTAL & FACILITIES SERVICES--0.6%
Clean Harbors, Inc.(b)                              4,670             332
Covanta Holding Corp.(b)                           12,940             345
                                                                 --------
                                                                      677
                                                                 --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
Intrepid Potash, Inc.(b)                            6,530             430
Monsanto Co.                                        2,960             374
                                                                 --------
                                                                      804
                                                                 --------

FOOD DISTRIBUTORS--0.5%
SYSCO Corp.                                        21,450             590
                                                                 --------

FOOD RETAIL--0.8%
SUPERVALU, Inc.                                    20,130             622
Winn-Dixie Stores, Inc.(b)                         22,310             357
                                                                 --------
                                                                      979
                                                                 --------

FOOTWEAR--0.2%
Timberland Co. (The) Class A(b)                    16,890             276
                                                                 --------

GENERAL MERCHANDISE STORES--0.9%
Family Dollar Stores, Inc.                         50,910           1,015
                                                                 --------

HEALTH CARE DISTRIBUTORS--0.5%
Cardinal Health, Inc.                               6,780             350


                                                  SHARES          VALUE
                                                  -------        --------

HEALTH CARE DISTRIBUTORS--(CONTINUED)
McKesson Corp.                                      5,180        $    289
                                                                 --------
                                                                      639
                                                                 --------

HEALTH CARE EQUIPMENT--4.8%
Becton, Dickinson & Co.                            12,940           1,052
Covidien Ltd.                                      18,880             904
Hologic, Inc.(b)                                    9,990             218
Hospira, Inc.(b)                                   31,280           1,255
St. Jude Medical, Inc.(b)                          25,280           1,033
Volcano Corp.(b)                                   76,060             928
Zimmer Holdings, Inc.(b)                            3,080             210
                                                                 --------
                                                                    5,600
                                                                 --------

HEALTH CARE SERVICES--0.8%
DaVita, Inc.(b)                                     8,670             461
Laboratory Corp. of America
  Holdings(b)                                       6,570             457
                                                                 --------
                                                                      918
                                                                 --------

HOME FURNISHINGS--0.4%
Ethan Allen Interiors, Inc.                        20,710             510
                                                                 --------

HOME IMPROVEMENT RETAIL--0.3%
Home Depot, Inc. (The)                             16,030             375
                                                                 --------

HOMEBUILDING--0.4%
Champion Enterprises, Inc.(b)                      89,250             522
                                                                 --------

HOTELS, RESORTS & CRUISE LINES--0.2%
Marriott International, Inc. Class A                6,920             182
                                                                 --------

HOUSEWARES & SPECIALTIES--0.5%
Newell Rubbermaid, Inc.                            32,050             538
                                                                 --------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.2%
Monster Worldwide, Inc.(b)                         13,800             284
                                                                 --------

HYPERMARKETS & SUPER CENTERS--1.2%
BJ's Wholesale Club, Inc.(b)                       35,750           1,384
                                                                 --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.8%
Constellation Energy Group, Inc.                   11,830             971
                                                                 --------

INDUSTRIAL CONGLOMERATES--0.5%
Textron, Inc.                                       8,470             406
Tyco International Ltd.                             5,690             228
                                                                 --------
                                                                      634
                                                                 --------

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

INDUSTRIAL MACHINERY--1.7%
Actuant Corp. Class A                              18,610        $    583
Eaton Corp.                                        16,520           1,404
                                                                 --------
                                                                    1,987
                                                                 --------

INTEGRATED OIL & GAS--1.5%
ConocoPhillips                                     18,370           1,734
                                                                 --------

INTERNET SOFTWARE & SERVICES--1.4%
Akamai Technologies, Inc.(b)                       21,700             755
Ariba, Inc.(b)                                     33,410             492
DealerTrack Holdings, Inc.(b)                      25,390             358
                                                                 --------
                                                                    1,605
                                                                 --------

INVESTMENT BANKING & BROKERAGE--0.9%
Goldman Sachs Group, Inc. (The)                     3,210             562
Piper Jaffray Cos.(b)                              16,890             495
                                                                 --------
                                                                    1,057
                                                                 --------

IT CONSULTING & OTHER SERVICES--0.7%
CACI International, Inc. Class A(b)                18,760             859
                                                                 --------

LIFE & HEALTH INSURANCE--1.0%
Conseco, Inc.(b)                                   80,250             796
MetLife, Inc.                                       8,140             430
                                                                 --------
                                                                    1,226
                                                                 --------

LIFE SCIENCES TOOLS & SERVICES--1.6%
Thermo Fisher Scientific, Inc.(b)                  26,630           1,484
Waters Corp.(b)                                     6,160             397
                                                                 --------
                                                                    1,881
                                                                 --------

MORTGAGE REITs--0.4%
Redwood Trust, Inc.                                22,560             514
                                                                 --------

MOVIES & ENTERTAINMENT--0.4%
News Corp. Class B                                 29,710             456
                                                                 --------

MULTI-UTILITIES--0.9%
CMS Energy Corp.                                   71,620           1,067
                                                                 --------

OFFICE REITs--0.3%
Lexington Realty Trust                             22,810             311
                                                                 --------

OFFICE SERVICES & SUPPLIES--0.4%
Steelcase, Inc. Class A                            42,410             425
                                                                 --------


                                                  SHARES          VALUE
                                                  -------        --------

OIL & GAS DRILLING--1.1%
Unit Corp.(b)                                      15,290        $  1,269
                                                                 --------

OIL & GAS EXPLORATION & PRODUCTION--1.3%
XTO Energy, Inc.                                   21,700           1,487
                                                                 --------

PACKAGED FOODS & MEATS--2.0%
ConAgra Foods, Inc.                                30,450             587
Dean Foods Co.(b)                                  27,370             537
Pilgrim's Pride Corp.                               5,530              72
Ralcorp Holdings, Inc.(b)                          15,900             786
Smithfield Foods, Inc.(b)                          17,540             349
                                                                 --------
                                                                    2,331
                                                                 --------

PAPER PACKAGING--0.5%
Temple-Inland, Inc.                                51,770             584
                                                                 --------

PERSONAL PRODUCTS--1.9%
Bare Escentuals, Inc.(b)                           50,420             945
Estee Lauder Cos., Inc. (The)
  Class A                                          26,870           1,248
                                                                 --------
                                                                    2,193
                                                                 --------

PHARMACEUTICALS--1.0%
Alpharma, Inc. Class A(b)                          23,910             539
Merck & Co., Inc.                                   6,160             232
Wyeth                                               8,510             408
                                                                 --------
                                                                    1,179
                                                                 --------

PROPERTY & CASUALTY INSURANCE--0.4%
Assured Guaranty Ltd.                              28,850             519
                                                                 --------

PUBLISHING--0.8%
AH Belo Corp.                                      29,194             166
Interactive Data Corp.                             11,960             301
Valassis Communications, Inc.(b)                   42,900             537
                                                                 --------
                                                                    1,004
                                                                 --------

REGIONAL BANKS--2.5%
City National Corp.                                12,330             519
National City Corp.                               116,860             557
Pacific Capital Bancorp                            35,500             489
PNC Financial Services Group, Inc.
  (The)                                             7,520             429
Synovus Financial Corp.                            24,650             215
Wilmington Trust Corp.                             27,740             734
                                                                 --------
                                                                    2,943
                                                                 --------

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

REINSURANCE--0.5%
PartnerRe Ltd.                                      9,370        $    648
                                                                 --------

RESTAURANTS--0.6%
Darden Restaurants, Inc.                           20,487             654
                                                                 --------

SEMICONDUCTORS--0.8%
Diodes, Inc.(b)                                    19,080             527
Maxim Integrated Products, Inc.                    20,220             428
                                                                 --------
                                                                      955
                                                                 --------

SOFT DRINKS--1.0%
Coca-Cola Enterprises, Inc.                        19,660             340
Dr Pepper Snapple Group, Inc.(b)                   10,295             216
PepsiCo, Inc.                                       9,250             588
                                                                 --------
                                                                    1,144
                                                                 --------

SPECIALIZED CONSUMER SERVICES--0.6%
Regis Corp.                                        28,720             757
                                                                 --------

SPECIALTY STORES--0.7%
OfficeMax, Inc.                                    21,330             296
Tractor Supply Co.(b)                              18,000             523
                                                                 --------
                                                                      819
                                                                 --------

SYSTEMS SOFTWARE--0.6%
BMC Software, Inc.(b)                              11,090             399
Sybase, Inc.(b)                                    11,090             327
                                                                 --------
                                                                      726
                                                                 --------

TECHNOLOGY DISTRIBUTORS--0.4%
Arrow Electronics, Inc.(b)                         16,640             511
                                                                 --------

THRIFTS & MORTGAGE FINANCE--1.6%
BankAtlantic Bancorp, Inc. Class A                 95,410             168
Flushing Financial Corp.                           21,330             404
Hudson City Bancorp, Inc.                          19,110             319
People's United Financial, Inc.                    19,410             303
Sovereign Bancorp, Inc.                            90,110             663
                                                                 --------
                                                                    1,857
                                                                 --------

TOBACCO--0.6%
Philip Morris International, Inc.                  15,160             749
                                                                 --------

TRADING COMPANIES & DISTRIBUTORS--0.5%
Interline Brands, Inc.(b)                          39,690             632
                                                                 --------


                                                  SHARES          VALUE
                                                  -------        --------

TRUCKING--1.5%
Heartland Express, Inc.                            74,460        $  1,110
Landstar System, Inc.                              12,700             702
                                                                 --------
                                                                    1,812
                                                                 --------

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Leap Wireless International, Inc.(b)                9,000             388
MetroPCS Communications, Inc.(b)                   23,300             413
                                                                 --------
                                                                      801
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $90,376)                                          86,042
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--12.4%

ADVERTISING--0.4%
WPP Group plc (United Kingdom)                     47,250             452
                                                                 --------

AIR FREIGHT & LOGISTICS--0.7%
UTi Worldwide, Inc. (United States)                41,170             821
                                                                 --------

AUTO PARTS & EQUIPMENT--0.4%
Autoliv, Inc. (Sweden)                             11,680             545
                                                                 --------

AUTOMOBILE MANUFACTURERS--0.9%
Bayerische Motoren Werke AG
  (Germany)                                         8,910             428
Daihatsu Motor Co., Ltd. (Japan)                   19,000             218
Daimler AG (Germany)                                6,410             398
                                                                 --------
                                                                    1,044
                                                                 --------

BROADCASTING & CABLE TV--0.4%
Central European Media Enterprises
  Ltd. (Bermuda)(b)                                 5,550             502
                                                                 --------

COMMUNICATIONS EQUIPMENT--0.5%
Research In Motion Ltd. (Canada)(b)                 5,050             590
                                                                 --------

CONSTRUCTION MATERIALS--0.5%
Buzzi Unicem SpA (Italy)                           24,250             604
                                                                 --------

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold,
  Inc. (United States)                              3,700             434
                                                                 --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Spectris plc (United Kingdom)                      59,560             844
                                                                 --------

FOOD RETAIL--0.4%
Casino Guichard Perrachon SA
  (France)                                          4,280             483
                                                                 --------

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

HEALTH CARE EQUIPMENT--1.1%
Fresenius SE (Germany)                              8,110        $    701
Sonova Holding AG Registered Shares
  (Switzerland)                                     7,370             608
                                                                 --------
                                                                    1,309
                                                                 --------

HOME ENTERTAINMENT SOFTWARE--0.8%
Nintendo Co., Ltd. (Japan)                          1,600             907
                                                                 --------

HOTELS, RESORTS & CRUISE LINES--0.5%
Thomas Cook Group plc (United
  Kingdom)                                        118,800             551
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A.
  (Argentina)(b)(e)                                 1,400               0
Telefonica Moviles S.A.
  (Argentina)(b)(e)                                 1,400               0
                                                                 --------
                                                                        0
                                                                 --------

IT CONSULTING & OTHER SERVICES--1.5%
Accenture Ltd. Class A
  (United  States)                                 42,440           1,728
                                                                 --------

PACKAGED FOODS & MEATS--0.5%
Cadbury plc ADR (United Kingdom)                   11,506             579
                                                                 --------

PHARMACEUTICALS--0.6%
Elan Corp. plc ADR (Ireland)(b)                    19,230             684
                                                                 --------

PROPERTY & CASUALTY INSURANCE--0.4%
ACE Ltd. (United States)                            8,140             448
                                                                 --------

REINSURANCE--0.7%
Arch Capital Group Ltd.
  (United States)(b)                               13,120             870
                                                                 --------

TOBACCO--1.0%
British American Tobacco plc
  (United Kingdom)                                 16,640             574
Imperial Tobacco Group plc
  (United Kingdom)                                 16,180             601
                                                                 --------
                                                                    1,175
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $14,708)                                          14,570
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--85.4%
(IDENTIFIED COST $105,084)                                        100,612
                                                                 --------


                                                 PAR VALUE        VALUE
                                                 ---------       --------

SHORT-TERM INVESTMENTS--23.1%

COMMERCIAL PAPER(d)--18.4%
ABN-AMRO N.A. Finance, Inc.
  2.800% due 7/11/08                               $3,000          2,998


                                                 PAR VALUE        VALUE
                                                 ---------       --------

COMMERCIAL PAPER--(CONTINUED)
  2.450% due 7/3/08                                $1,700        $  1,700
AT&T, Inc. 2.350% due 7/1/08                        3,000           3,000
Danske Corp. 2.470% due 7/15/08                     3,500           3,496
Govco LLC 2.650% due 7/2/08                         2,255           2,255
Pitney Bowes, Inc. 2.200% due 7/7/08                4,700           4,698
Praxair, Inc. 2.150% due 7/14/08                    3,500           3,497
                                                                 --------
                                                                   21,644
                                                                 --------

FEDERAL AGENCY SECURITIES(d)--4.7%
FHLB 2.130% due 7/9/08                              2,160           2,159
FNMA 2.030% due 7/1/08                              3,375           3,375
                                                                 --------
                                                                    5,534
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $27,178)                                          27,178
-------------------------------------------------------------------------

TOTAL INVESTMENTS--108.5%
(IDENTIFIED COST $132,262)                                        127,790(a)

SECURITIES SOLD SHORT--(84.6)%
(PROCEEDS $106,239)                                               (99,661)

Other assets and liabilities, net--76.1%                           89,687
                                                                 --------
NET ASSETS--100.0%                                               $117,816
                                                                 ========


                                                  SHARES          VALUE
                                                  -------        --------

SECURITIES SOLD SHORT--84.6%

DOMESTIC COMMON STOCKS SOLD SHORT--72.6%

ADVERTISING--0.5%
Lamar Advertising Co. Class A                      15,660        $    564
                                                                 --------

AGRICULTURAL PRODUCTS--0.6%
Bunge Ltd.                                          2,730             294
Corn Products International, Inc.                   8,840             434
                                                                 --------
                                                                      728
                                                                 --------

AIR FREIGHT & LOGISTICS--1.0%
Robinson (C.H.) Worldwide, Inc.                    13,440             737
United Parcel Service, Inc. Class B                 7,890             485
                                                                 --------
                                                                    1,222
                                                                 --------

AIRLINES--0.6%
Alaska Air Group, Inc.                             19,600             300
SkyWest, Inc.                                      31,680             401
                                                                 --------
                                                                      701
                                                                 --------

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

AIRPORT SERVICES--0.4%
Macquarie Infrastructure Co. LLC                   20,590        $    521
                                                                 --------

ALUMINUM--0.2%
Alcoa, Inc.                                         8,140             290
                                                                 --------

APPAREL RETAIL--0.6%
Crew (J.) Group, Inc.                              19,720             651
                                                                 --------

APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
Quiksilver, Inc.                                  105,890           1,040
Under Armour, Inc. Class A                         26,960             691
                                                                 --------
                                                                    1,731
                                                                 --------

APPLICATION SOFTWARE--1.4%
Citrix Systems, Inc.                               17,500             515
FactSet Research Systems, Inc.                      6,910             390
JDA Software Group, Inc.                           24,040             435
Nuance Communications, Inc.                        17,960             281
                                                                 --------
                                                                    1,621
                                                                 --------

BIOTECHNOLOGY--0.5%
Savient Pharmaceuticals, Inc.                      23,670             599
                                                                 --------

BROADCASTING & CABLE TV--0.8%
CBS Corp. Class B                                  23,910             466
Comcast Corp. Class A                              22,070             419
                                                                 --------
                                                                      885
                                                                 --------

BUILDING PRODUCTS--1.1%
Simpson Manufacturing Co., Inc.                    52,640           1,250
                                                                 --------

CATALOG RETAIL--0.5%
Liberty Media Corp. - Interactive
  Class A                                          36,000             531
                                                                 --------

COMMODITY CHEMICALS--0.2%
Westlake Chemical Corp.                            15,410             229
                                                                 --------

COMMUNICATIONS EQUIPMENT--2.0%
Ciena Corp.                                        15,290             354
Corning, Inc.                                      27,660             638
JDS Uniphase Corp.                                 40,500             460
Juniper Networks, Inc.                             17,630             391
Riverbed Technology, Inc.                          33,650             462
                                                                 --------
                                                                    2,305
                                                                 --------


                                                  SHARES          VALUE
                                                  -------        --------

COMPUTER & ELECTRONICS RETAIL--0.7%
Best Buy Co., Inc.                                 21,080        $    835
                                                                 --------

COMPUTER HARDWARE--1.2%
Hewlett-Packard Co.                                13,310             588
NCR Corp.                                          31,060             783
                                                                 --------
                                                                    1,371
                                                                 --------

COMPUTER STORAGE & PERIPHERALS--0.6%
QLogic Corp.                                       45,490             664
                                                                 --------

CONSTRUCTION & ENGINEERING--1.2%
EMCOR Group, Inc.                                  22,310             636
Furmanite Corp.                                    37,100             296
Pike Electric Corp.                                27,490             457
                                                                 --------
                                                                    1,389
                                                                 --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.5%
Caterpillar, Inc.                                   9,490             701
Deere & Co.                                        19,350           1,396
Joy Global, Inc.                                    7,790             591
Trinity Industries, Inc.                           16,620             576
Wabtec Corp.                                       16,890             821
                                                                 --------
                                                                    4,085
                                                                 --------

CONSTRUCTION MATERIALS--0.9%
Martin Marietta Materials, Inc.                    10,970           1,137
                                                                 --------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Paychex, Inc.                                      17,010             532
                                                                 --------

DEPARTMENT STORES--1.2%
Macy's, Inc.                                       30,200             586
Nordstrom, Inc.                                    25,760             781
                                                                 --------
                                                                    1,367
                                                                 --------

DISTILLERS & VINTNERS--2.9%
Brown-Forman Corp. Class B                         33,160           2,506
Constellation Brands, Inc. Class A                 46,760             928
                                                                 --------
                                                                    3,434
                                                                 --------

DISTRIBUTORS--1.0%
LKQ Corp.                                          66,070           1,194
                                                                 --------

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

DIVERSIFIED BANKS--0.9%
Comerica, Inc.                                     21,020        $    539
Wells Fargo & Co.                                  22,070             524
                                                                 --------
                                                                    1,063
                                                                 --------

DIVERSIFIED CHEMICALS--0.3%
Eastman Chemical Co.                                5,050             348
                                                                 --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
Ritchie Bros. Auctioneers, Inc.                    23,050             625
                                                                 --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Woodward Governor Co.                               7,400             264
                                                                 --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Hirose Electric Co. Ltd.                            4,900             492
                                                                 --------

ELECTRONIC MANUFACTURING SERVICES--0.7%
Molex, Inc.                                        34,520             843
                                                                 --------

FOREST PRODUCTS--0.2%
Weyerhaeuser Co.                                    4,440             227
                                                                 --------

GAS UTILITIES--1.2%
Energysouth, Inc.                                  28,720           1,409
                                                                 --------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.                                     14,000             437
                                                                 --------

HEALTH CARE DISTRIBUTORS--0.6%
Owens & Minor, Inc.                                15,780             721
                                                                 --------

HEALTH CARE EQUIPMENT--5.0%
Bard (C.R.), Inc.                                  11,090             975
IDEXX Laboratories, Inc.                           31,560           1,538
Intuitive Surgical, Inc.                            1,620             437
Kinetic Concepts, Inc.                              6,660             266
Meridian Bioscience, Inc.                          19,350             521
ResMed, Inc.                                       17,630             630
STERIS Corp.                                       20,220             582
Stryker Corp.                                      14,240             895
                                                                 --------
                                                                    5,844
                                                                 --------

HEALTH CARE FACILITIES--0.5%
Brookdale Senior Living, Inc.                      21,380             435
LifePoint Hospitals, Inc.                           6,780             192
                                                                 --------
                                                                      627
                                                                 --------


                                                  SHARES          VALUE
                                                  -------        --------

HEALTH CARE SUPPLIES--1.8%
Edwards Lifesciences Corp.                         15,340        $    952
Inverness Medical Innovations, Inc.                 5,550             184
Merit Medical Systems, Inc.                        69,650           1,024
                                                                 --------
                                                                    2,160
                                                                 --------

HEALTH CARE TECHNOLOGY--0.2%
IMS Health, Inc.                                   12,570             293
                                                                 --------

HOME FURNISHINGS--0.9%
Mohawk Industries, Inc.                            16,890           1,083
                                                                 --------

INDUSTRIAL MACHINERY--1.7%
Mueller Water Products, Inc.                       88,020             710
Parker Hannifin Corp.                               9,180             655
Timken Co. (The)                                   19,230             633
                                                                 --------
                                                                    1,998
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--2.2%
General Communication, Inc. Class A               114,640             788
Iowa Telecommunications Services,
  Inc.                                             62,010           1,092
Windstream Corp.                                   61,390             757
                                                                 --------
                                                                    2,637
                                                                 --------

INTERNET SOFTWARE & SERVICES--1.0%
Equinix, Inc.                                      13,120           1,170
                                                                 --------

INVESTMENT BANKING & BROKERAGE--1.0%
E*TRADE Financial Corp.                           203,640             639
Merrill Lynch & Co., Inc.                          16,460             522
                                                                 --------
                                                                    1,161
                                                                 --------

LEISURE FACILITIES--0.5%
Cedar Fair LP                                       7,770             146
Life Time Fitness, Inc.                            16,030             474
                                                                 --------
                                                                      620
                                                                 --------

LIFE SCIENCES TOOLS & SERVICES--1.4%
Amag Pharmaceuticals, Inc.                          9,120             311
American Water Works Co., Inc.                     34,150             758
Millipore Corp.                                     7,770             527
                                                                 --------
                                                                    1,596
                                                                 --------

MANAGED HEALTH CARE--0.2%
Humana, Inc.                                        5,550             221
                                                                 --------

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

MARINE--0.5%
Alexander & Baldwin, Inc.                          11,960        $    545
                                                                 --------

MOTORCYCLE MANUFACTURERS--0.7%
Harley-Davidson, Inc.                              23,050             836
                                                                 --------

MULTI-LINE INSURANCE--0.4%
Hartford Financial Services Group,
  Inc. (The)                                        7,640             493
                                                                 --------

OFFICE REITs--0.8%
SL Green Realty Corp.                              10,720             887
                                                                 --------

OFFICE SERVICES & SUPPLIES--0.3%
ACCO Brands Corp.                                  28,480             320
                                                                 --------

OIL & GAS EQUIPMENT & SERVICES--1.8%
Baker Hughes, Inc.                                 16,890           1,475
Dril-Quip, Inc.                                    10,820             682
                                                                 --------
                                                                    2,157
                                                                 --------

OIL & GAS EXPLORATION & PRODUCTION--1.2%
EOG Resources, Inc.                                 4,680             614
Quicksilver Resources, Inc.                        20,830             805
                                                                 --------
                                                                    1,419
                                                                 --------

PACKAGED FOODS & MEATS--2.8%
Cal-Maine Foods, Inc.                              13,680             451
Flowers Foods, Inc.                                20,960             594
Hain Celestial Group, Inc. (The)                   40,190             944
Hormel Foods Corp.                                 38,440           1,330
                                                                 --------
                                                                    3,319
                                                                 --------

PERSONAL PRODUCTS--1.7%
Avon Products, Inc.                                15,040             542
Chattem, Inc.                                      21,700           1,411
                                                                 --------
                                                                    1,953
                                                                 --------

PHARMACEUTICALS--1.1%
Allergan, Inc.                                      8,630             449
Medicis Pharmaceutical Corp. Class A               32,670             679
POZEN, Inc.                                        15,890             173
                                                                 --------
                                                                    1,301
                                                                 --------

REGIONAL BANKS--5.8%
Bank of Hawaii Corp.                               34,390           1,644
Frontier Financial Corp.                           29,230             249
PrivateBancorp, Inc.                               17,260             524


                                                  SHARES          VALUE
                                                  -------        --------

REGIONAL BANKS--(CONTINUED)
Prosperity Bancshares, Inc.                        50,050        $  1,338
TCF Financial Corp.                                27,740             334
UnionBanCal Corp.                                  29,830           1,206
Westamerica Bancorp                                30,320           1,594
                                                                 --------
                                                                    6,889
                                                                 --------

REINSURANCE--0.4%
Montpelier Re Holdings Ltd.                        35,010             516
                                                                 --------

RESTAURANTS--1.5%
Sonic Corp.                                        91,390           1,352
Yum! Brands, Inc.                                  13,070             459
                                                                 --------
                                                                    1,811
                                                                 --------

SPECIALTY CHEMICALS--1.2%
Sensient Technologies Corp.                        50,790           1,430
                                                                 --------

SPECIALTY STORES--2.3%
PetSmart, Inc.                                     43,760             873
Sally Beauty Holdings, Inc.                       195,260           1,261
Tiffany & Co.                                      14,420             588
                                                                 --------
                                                                    2,722
                                                                 --------

THRIFTS & MORTGAGE FINANCE--0.5%
Countrywide Financial Corp.                       151,870             645
                                                                 --------

TRADING COMPANIES & DISTRIBUTORS--0.9%
Fastenal Co.                                       12,540             541
Watsco, Inc.                                       13,440             562
                                                                 --------
                                                                    1,103
                                                                 --------

WATER UTILITIES--1.3%
Aqua America Inc.                                  66,270           1,058
SJW Corp.                                          19,110             505
                                                                 --------
                                                                    1,563
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $90,834)                                                 85,584
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--12.0%

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Hermes International (France)                       4,110             645
                                                                 --------

APPLICATION SOFTWARE--0.5%
SAP AG Sponsored ADR (Germany)                     11,590             604
                                                                 --------

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                  SHARES          VALUE
                                                  -------        --------

COMMUNICATIONS EQUIPMENT--1.2%
Alcatel - Lucent SA (France)                       88,980        $    537
Nortel Networks Corp. (Canada)                     64,810             533
Telefonaktiebolaget LM Ericsson
  Sponsored ADR (Sweden)                           36,860             383
                                                                 --------
                                                                    1,453
                                                                 --------

COMPUTER STORAGE & PERIPHERALS--0.3%
Xyratex Ltd. (United States)                       23,350             389
                                                                 --------

CONSTRUCTION MATERIALS--0.4%
James Hardie Industries NV (Netherlands)          106,950             434

CONSUMER ELECTRONICS--0.6%
Sanyo Electric Co., Ltd. (Japan)                  289,000             672
                                                                 --------

DISTILLERS & VINTNERS--0.5%
Pernod-Ricard SA (France)                           6,170             630
                                                                 --------

HEALTH CARE EQUIPMENT--0.8%
Nobel Biocare Holding AG
  (Switzerland)                                    12,350             402
William Demant Holding (Denmark)                    8,620             566
                                                                 --------
                                                                      968
                                                                 --------

HOTELS, RESORTS & CRUISE LINES--0.4%
Intercontinental Hotels Group plc
  (United Kingdom)                                 35,180             469
                                                                 --------

HOUSEHOLD APPLIANCES--0.4%
Husqvarna AB (Sweden)                              60,420             526
                                                                 --------

IT CONSULTING & OTHER SERVICES--0.4%
Nomura Research Institute Ltd.
  (Japan)                                          22,200             521
                                                                 --------

MARINE--0.8%
Diana Shipping, Inc. (Greece)                      31,060             954
                                                                 --------

OIL & GAS EQUIPMENT & SERVICES--0.8%
Schlumberger Ltd. (Netherlands)                     8,520             915
                                                                 --------

PACKAGED FOODS & MEATS--0.5%
Groupe Danone (France)                              7,680             537
                                                                 --------

PERSONAL PRODUCTS--0.5%
L'Oreal SA (France)                                 5,210             565
                                                                 --------

PHARMACEUTICALS--0.7%
GlaxoSmithKline plc Sponsored ADR
  (United Kingdom)                                  9,620             425
UCB SA (Belgium)                                    9,180             339
                                                                 --------
                                                                      764
                                                                 --------


                                                  SHARES          VALUE
                                                  -------        --------

PROPERTY & CASUALTY INSURANCE--0.4%
XL Capital Ltd. Class A
  (United States)                                  24,430        $    502
                                                                 --------

REGIONAL BANKS--0.5%
Toronto-Dominion Bank (Canada)                      9,490             591
                                                                 --------

RESTAURANTS--1.2%
Tim Hortons, Inc. (Canada)                         47,340           1,358
                                                                 --------

WATER UTILITIES--0.5%
Consolidated Water Co. Ltd.
  (Cayman  Islands)                                29,300             580
                                                                 --------
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $15,405)                                                 14,077
-------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $106,239)                                              $ 99,661(f)
                                                                 ========

                          PHOENIX MARKET NEUTRAL FUND
                            SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)



ABBREVIATIONS:
ADR   American Depositary Receipt
FHLB  Federal Home Loan Bank
FNMA  Fannie Mae or Federal National Mortgage Association
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,782 and gross depreciation of $8,632 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $132,640.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  The rate shown is the discount rate.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2008, these securities amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f) Federal Tax Information: Net unrealized appreciation of securities sold short is comprised of gross appreciation of $8,573, and gross depreciation of $2,499 for federal income tax purposes. At June 30, 2008, the aggregate proceeds of securities sold short for federal income tax purposes was $(105,735).

                      PHOENIX REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                 SHARES          VALUE
                                                ---------        --------

DOMESTIC COMMON STOCKS--97.0%

REAL ESTATE INVESTMENT TRUSTS--97.0%

DIVERSIFIED--5.0%
Vornado Realty Trust                              554,557        $ 48,801
-------------------------------------------------------------------------

TOTAL DIVERSIFIED                                                  48,801
-------------------------------------------------------------------------

HEALTH CARE--10.5%
HCP, Inc.                                       1,155,570          36,759
Health Care REIT, Inc.                            733,240          32,629
Ventas, Inc.                                      799,549          34,037
-------------------------------------------------------------------------

TOTAL HEALTH CARE                                                 103,425
-------------------------------------------------------------------------

INDUSTRIAL/OFFICE--27.1%

INDUSTRIAL--7.7%
AMB Property Corp.                                430,049          21,666
Prologis                                          995,976          54,131
                                                                 --------
                                                                   75,797
                                                                 --------

OFFICE--19.4%
Alexandria Real Estate Equities,
  Inc.                                            429,459          41,804
Boston Properties, Inc.                           410,523          37,037
Corporate Office Properties Trust                 669,984          23,001
Digital Realty Trust, Inc.                      1,176,863          48,145
Douglas Emmett, Inc.                              778,530          17,104
Kilroy Realty Corp.                                40,377           1,899
SL Green Realty Corp.                             255,298          21,118
                                                                 --------
                                                                  190,108
-------------------------------------------------------------------------

TOTAL INDUSTRIAL/OFFICE                                           265,905
-------------------------------------------------------------------------

LODGING/RESORTS--5.0%
DiamondRock Hospitality Co.                       947,485          10,318
Host Hotels & Resorts, Inc.                     2,248,145          30,687
LaSalle Hotel Properties                          185,756           4,668
Sunstone Hotel Investors, Inc.                    221,947           3,685
-------------------------------------------------------------------------

TOTAL LODGING/RESORTS                                              49,358
-------------------------------------------------------------------------

RESIDENTIAL--13.6%

APARTMENTS--13.6%
AvalonBay Communities, Inc.                       333,746          29,757
BRE Properties, Inc.                              489,540          21,187
Equity Residential                                826,209          31,619
Essex Property Trust, Inc.                        296,162          31,541


                                                 SHARES          VALUE
                                                ---------        --------

REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
UDR, Inc.                                         867,049        $ 19,405
                                                                 --------
                                                                  133,509
-------------------------------------------------------------------------

TOTAL RESIDENTIAL                                                 133,509
-------------------------------------------------------------------------

RETAIL--29.4%

REGIONAL MALLS--17.0%
General Growth Properties, Inc.                 1,314,139          46,034
Macerich Co. (The)                                674,555          41,910
Simon Property Group, Inc.                        881,045          79,197
                                                                 --------
                                                                  167,141
                                                                 --------

SHOPPING CENTERS--12.4%
Developers Diversified Realty Corp.               613,700          21,301
Federal Realty Investment Trust                   350,040          24,153
Kimco Realty Corp.                              1,008,072          34,799
Regency Centers Corp.                             328,671          19,431
Tanger Factory Outlet Centers, Inc.               606,000          21,774
                                                                 --------
                                                                  121,458
-------------------------------------------------------------------------
TOTAL RETAIL                                                      288,599
-------------------------------------------------------------------------

SELF STORAGE--5.2%
Extra Space Storage, Inc.                       1,396,903          21,456
Public Storage, Inc.                              367,533          29,693
-------------------------------------------------------------------------

TOTAL SELF STORAGE                                                 51,149
-------------------------------------------------------------------------

SPECIALTY--1.2%
Entertainment Properties Trust                    228,290          11,287
-------------------------------------------------------------------------

TOTAL SPECIALTY                                                    11,287
=========================================================================

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $780,189)                                        952,033
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $780,189)                                        952,033
                                                                 --------


                                                 PAR VALUE        VALUE
                                                 ---------       --------

SHORT-TERM INVESTMENTS--2.1%

FEDERAL AGENCY SECURITIES(b)--2.1%
FFCB 2.100% due 7/10/08                         $   2,605        $  2,604
FHLB
  2.000% due 7/1/08                                 6,080           6,080
  2.100% due 7/7/08                                 3,280           3,279
  2.180% due 7/14/08                                3,450           3,447
FHLMC 2.080% due 7/2/08                             1,400           1,400

                      PHOENIX REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                 PAR VALUE        VALUE
                                                 ---------       --------

FEDERAL AGENCY SECURITIES--(CONTINUED)
FNMA 2.100% due 7/29/08                         $   3,750        $  3,744
-------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $20,553)                                          20,554
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $800,742)                                        972,587(a)

Other assets and liabilities, net--0.9%                             9,017
                                                                 --------
NET ASSETS--100.0%                                               $981,604
                                                                 ========


ABBREVIATIONS:
FFCB  Farmer Mac or Federal Farm Credit Bank.
FHLB  Federal Home Loan Bank.
FHLMC "Freddie Mac" or Federal Home Loan Mortgage Corporation.
FNMA  "Fannie Mae" or Federal National Mortgage Association.
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $188,891 and gross depreciation of $20,104 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $803,800.
(b)  The rate shown is the discount rate.

                           PHOENIX DIVERSIFIER PHOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                 SHARES          VALUE
                                                ---------        --------

MUTUAL FUNDS--55.7%

DOMESTIC EQUITY FUNDS(c)--41.2%
Phoenix Market Neutral Fund Class A             8,503,687        $ 86,992
Phoenix Real Estate Securities Fund
  Class A                                       1,950,988          54,101
                                                                 --------
                                                                  141,093
                                                                 --------

FOREIGN EQUITY FUND(c)--14.5%
Phoenix Global Utilities Fund
  Class A                                       3,790,924          49,851
-------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $197,720)                                        190,944
-------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--43.6%

iShares S&P North American Natural
  Resources Sector Index Fund                     238,843          36,588
PowerShares DB Commodity Index
  Tracking Fund(b)                              1,117,618          50,047
PowerShares DB G10 Currency Harvest
  Fund(b)                                         922,275          24,920
SPDR DJ Wilshire International Real
  Estate Exchange Tracking Fund                   812,689          38,140
-------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $128,650)                                        149,695
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $326,370)                                        340,639
                                                                 --------


                                                   PAR
                                                  VALUE
                                                ---------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER(d)--0.9%
NetJets, Inc.
  2.300% due 7/1/08                                $3,010           3,010
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,010)                                            3,010
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $329,380)                                        343,649(a)

Other assets and liabilities, net--(0.2)%                            (666)
                                                                 --------
NET ASSETS--100.0%                                               $342,983
                                                                 ========


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,858 and gross depreciation of $16,758 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $332,549.
(b)  Non-income producing.
(c)  Affiliated Fund.
(d)  The rate shown is the discount rate.

                       PHOENIX WEALTH ACCUMULATOR PHOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                 SHARES          VALUE
                                                ---------        --------

MUTUAL FUNDS--99.6%

DOMESTIC EQUITY FUNDS(c)--70.9%
Phoenix Capital Growth Fund
  Class  A(b)                                      64,266        $  1,006
Phoenix Growth & Income Fund Class A              114,635           1,828
Phoenix Growth Opportunities Fund
  Class A(b)                                       64,376             876
Phoenix Market Neutral Fund Class A                91,388             935
Phoenix Mid-Cap Value Fund Class A                 28,315             600
Phoenix Quality Small-Cap Fund
  Class A                                          30,411             280
Phoenix Real Estate Securities Fund
  Class A                                          18,433             511
Phoenix Small Cap Value Fund
  Class A(b)                                       25,882             289
Phoenix Small-Cap Growth
  Fund Class A(b)                                   9,412             278
Phoenix Small-Cap Sustainable
  Growth Fund Class A(b)                           33,853             322
Phoenix Value Opportunities Fund
  Class A                                         170,127           1,774
                                                                 --------
                                                                    8,699
                                                                 --------

FOREIGN EQUITY FUNDS(c)--28.7%
Phoenix Foreign Opportunities Fund
  Class A                                          38,277             974
Phoenix Global Utilities Fund Class A              39,221             516
Phoenix International Real Estate
  Securities Fund Class A                          69,066             528
Phoenix International Strategies
  Fund Class A                                    111,737           1,503
                                                                 --------
                                                                    3,521
-------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $12,915)                                          12,220
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $12,915)                                          12,220
                                                                 --------

TOTAL INVESTMENTS--99.6%
(Identified Cost $12,915)                                          12,220(a)

Other assets and liabilities, net--0.4%                                51
                                                                 --------
NET ASSETS--100.0%                                               $ 12,271
                                                                 ========


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $153 and gross depreciation of $943 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $13,010.
(b)  Non-income producing.
(c)  Affiliated Fund.

                         PHOENIX WEALTH BUILDER PHOLIO
                            SCHEDULE OF INVESTMENTS
                           JUEN 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                 SHARES           VALUE
                                                ---------        --------

MUTUAL FUNDS--99.5%

DOMESTIC EQUITY FUNDS(c)--54.8%
Phoenix Capital Growth Fund
  Class  A(b)                                     405,712        $  6,349
Phoenix Growth & Income Fund Class A              697,728          11,129
Phoenix Growth Opportunities Fund
  Class A(b)                                      427,467           5,813
Phoenix Market Neutral Fund Class A               765,070           7,827
Phoenix Mid-Cap Value Fund Class A                195,922           4,152
Phoenix Quality Small-Cap Fund
  Class A                                         225,936           2,081
Phoenix Real Estate Securities Fund
  Class A                                         151,742           4,208
Phoenix Small-Cap Value Fund Class A(b)           188,962           2,113
Phoenix Small-Cap Growth
  Fund Class A(b)
                                                   66,942           1,973
Phoenix Small-Cap Sustainable
  Growth Fund Class A(b)                          226,082           2,150
Phoenix Value Opportunities Fund
  Class A                                       1,035,122          10,796
                                                                 --------
                                                                   58,591
                                                                 --------

FOREIGN EQUITY FUNDS(c)--23.8%
Phoenix Foreign Opportunities Fund
  Class A                                         254,563           6,476
Phoenix Global Utilities Fund
  Class A                                         344,589           4,532
Phoenix International Real Estate
  Securities Fund Class A                         545,169           4,171
Phoenix International Strategies
  Fund Class A                                    765,744          10,299
                                                                 --------
                                                                   25,478
                                                                 --------

DOMESTIC FIXED INCOME FUNDS(c)--20.9%
Phoenix Bond Fund Class A                         899,904           9,053
Phoenix Insight High Yield Bond
  Fund Class A                                    202,802           2,276
Phoenix Institutional Bond Fund
  Class Y                                         293,914           8,779
Phoenix Multi-Sector Short Term
  Bond Fund Class A                               516,409           2,308
                                                                 --------
                                                                   22,416
-------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $104,702)                                        106,485
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.5%
(Identified cost $104,702)                                        106,485
                                                                 --------


                                                   PAR
                                                  VALUE           VALUE
                                                ---------        --------

SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER(d)--0.3%
NetJets, Inc.
  2.300% due 7/1/08                                  $335        $    335
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $335)                                                335
-------------------------------------------------------------------------


TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $105,037)                                        106,820(a)

Other assets and liabilities, net--0.2%                               169
                                                                 --------
NET ASSETS--100.0%                                               $106,989
                                                                 ========


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,826 and gross depreciation of $6,754 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $105,748.
(b)  Non-income producing.
(c)  Affiliated Funds.
(d)  The rate shown is the discount rate.

                         PHOENIX WEALTH GUARDIAN PHOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                 SHARES          VALUE
                                                ---------        --------

MUTUAL FUNDS--100.0%

DOMESTIC EQUITY FUNDS(c)--42.2%
Phoenix Capital Growth Fund
  Class  A(b)                                     152,535        $  2,387
Phoenix Growth & Income Fund Class A              269,551           4,299
Phoenix Growth Opportunities Fund
  Class A(b)                                      153,561           2,089
Phoenix Market Neutral Fund Class A               307,324           3,144
Phoenix Mid-Cap Value Fund Class A                 69,838           1,480
Phoenix Quality Small-Cap Fund
  Class A                                          72,552             668
Phoenix Real Estate Securities Fund
  Class A                                          45,957           1,274
Phoenix Small-Cap Value Fund
  Class A(b)                                       63,018             705
Phoenix Small-Cap Growth
  Fund Class A(b)
                                                   23,485             692
Phoenix Small-Cap Sustainable
  Growth Fund Class A(b)                           94,637             900
Phoenix Value Opportunities Fund
  Class A                                         409,595           4,272
                                                                 --------
                                                                   21,910
                                                                 --------

FOREIGN EQUITY FUNDS(c)--16.4%
Phoenix Foreign Opportunities Fund
  Class A                                          78,299           1,992
Phoenix Global Utilities Fund
  Class A                                          81,876           1,077
Phoenix International Real Estate
  Securities Fund Class A                         153,335           1,173
Phoenix International Strategies
  Fund Class A                                    317,171           4,266
                                                                 --------
                                                                    8,508
                                                                 --------

DOMESTIC FIXED INCOME FUNDS(c)--41.4%
Phoenix Bond Fund Class A                         858,063           8,632
Phoenix Insight High Yield Bond
  Fund Class A                                    191,342           2,147
Phoenix Institutional Bond Fund
  Class Y                                         284,982           8,512
Phoenix Multi-Sector Short Term
  Bond Fund Class A                               481,619           2,153
                                                                 --------
                                                                   21,444
-------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $52,039)                                          51,862
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $52,039)                                          51,862
                                                                 --------


TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $52,039)                                          51,862(a)

Other assets and liabilities, net--0.0%                                (8)
                                                                 --------
NET ASSETS--100.0%                                               $ 51,854
                                                                 ========


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,446 and gross depreciation of $3,075 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $52,491.
(b)  Non-income producing.
(c)  Affiliated Fund.

                               PHOENIX BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------


U.S. GOVERNMENT SECURITIES--23.1%

U.S. TREASURY BONDS--0.7%
U.S. Treasury Bond
  6.250% due 8/15/23                            $   1,180        $  1,404
                                                                 --------

U.S. TREASURY NOTES--22.4%
U.S. Treasury Note
  2.750% due 2/28/13                                2,910           2,841
  4.750% due 8/15/17                                1,415           1,499
  2.625% due 6/15/19(j)                            38,520          38,544
                                                                 --------
                                                                   42,884
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $43,968)                                          44,288
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--34.7%

FHLMC
  7.000% due 1/1/33                                   267             282
  5.980% due 2/1/34(c)                                108             109
FHLMC 2503 B
  5.500% due 9/15/17                                  264             271
FHLMC 2764 HW
  5.000% due 3/15/19                                  455             450
FNMA
  7.000% due 5/1/14                                    29              31
  8.000% due 1/1/15                                     6               6
  5.000% due 12/1/22                                4,424           4,380
  5.000% due 12/1/22                                4,720           4,674
  7.133% due 7/1/33(c)                                 41              41
  6.909% due 9/1/33(c)                                 56              57
  6.751% due 11/1/33(c)                                94              96
  6.346% due 12/1/33(c)                                59              59
  5.455% due 3/1/34(c)                                101             103
  4.991% due 4/1/34(c)                                 97              99
  4.500% due 1/1/35                                   432             402
  5.250% due 5/1/35(c)                              2,835           2,862
  5.000% due 2/1/37                                11,224          10,783
  5.000% due 3/1/37                                17,586          16,873
  4.500% due 4/1/37                                17,028          15,802
FNMA TBA
  5.500% due 7/1/21(k)                              2,970           2,989


                                                PAR VALUE          VALUE
                                                ---------        --------
  5.500% due 7/25/34(k)                         $   6,325        $  6,234
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $67,893)                                          66,603
-------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.5%

FHLMC
  7.500% due 7/1/09                                     4               4
  3.750% due 6/28/13                                2,845           2,793
  7.500% due 4/1/14                                    43              47
  7.000% due 4/1/16                                    30              32
-------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,922)                                            2,876
-------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--25.3%

ADVERTISING--0.3%
Affinion Group, Inc.
  10.125% due 10/15/13                                560             564
                                                                 --------

AEROSPACE & DEFENSE--0.4%
Bombardier Inc. 144A
  8.000% due 11/15/14(b)                              675             695
                                                                 --------

APPLICATION SOFTWARE--0.2%
Intuit, Inc.
  5.750% due 3/15/17                                  450             423
                                                                 --------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                  355             346
State Street Capital Trust III
  8.250% due 12/29/49(c)                              180             184
                                                                 --------
                                                                      530
                                                                 --------

BROADCASTING & CABLE TV--1.3%
Clear Channel Communications, Inc.
  7.650% due 9/15/10                                  420             431
EchoStar DBS Corp.
  7.125% due 2/1/16                                   530             492
Time Warner Cable, Inc.
  6.750% due 7/1/18                                   930             936
United Artists Theatre Circuit,
  Inc. Series BD-1
  9.300% due 7/1/15(e)                                 29              29
Viacom, Inc.
  5.750% due 4/30/11                                  650             651
                                                                 --------
                                                                    2,539
                                                                 --------

                               PHOENIX BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

CASINOS & GAMING--0.6%
Harrahs Operating Co., Inc. 144A
  10.750% due 2/1/16(b)                         $     680        $    568
Icahn Enterprises LP/ Icahn
  Enterprises Finance Corp.
  7.125% due 2/15/13                                  650             593
                                                                 --------
                                                                    1,161
                                                                 --------

CATALOG RETAIL--0.2%
IAC/InterActiveCorp
  7.000% due 1/15/13                                  340             362
                                                                 --------

COMMUNICATIONS EQUIPMENT--0.3%
Cisco Systems, Inc.
  5.500% due 2/22/16                                  635             641
                                                                 --------

CONSUMER FINANCE--1.4%
American General Finance Corp.
  4.000% due 3/15/11                                  450             418
  5.750% due 9/15/16                                  490             415
Capital One Financial Corp.
  5.700% due 9/15/11                                  620             590
  6.150% due 9/1/16                                   730             644
Hertz Corp. (The)
  8.875% due 1/1/14                                   580             534
                                                                 --------
                                                                    2,601
                                                                 --------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
First Data Corp. 144A
  9.875% due 9/24/15(b)                               625             544
Fiserv, Inc.
  6.125% due 11/20/12                                 925             930
                                                                 --------
                                                                    1,474
                                                                 --------

DIVERSIFIED BANKS--0.3%
Wells Fargo & Co.
  5.625% due 12/11/17                                 590             571
                                                                 --------

ELECTRIC UTILITIES--1.2%
Appalachian Power Co.
  5.550% due 4/1/11                                   810             813
Florida Power Corp.
  6.650% due 7/15/11                                  610             644
  6.400% due 6/15/38                                  550             559


                                                PAR VALUE          VALUE
                                                ---------        --------

ELECTRIC UTILITIES--(CONTINUED)
Nevada Power Co. Series R
  6.750% due 7/1/37                             $     290        $    285
                                                                 --------
                                                                    2,301
                                                                 --------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronic Group SA
  6.000% due 10/1/12                                  385             389
                                                                 --------

FOOD RETAIL--0.4%
Safeway, Inc.
  6.500% due 3/1/11                                   745             771
                                                                 --------

GAS UTILITIES--0.3%
Atmos Energy Corp.
  6.350% due 6/15/17                                  545             538
                                                                 --------

HEALTH CARE SERVICES--0.2%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                   435             431
                                                                 --------

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
  5.750% due 1/15/11                                  430             431
                                                                 --------

HYPERMARKETS & SUPER CENTERS--0.3%
Costco Wholesale Corp.
  5.500% due 3/15/17                                  490             497
                                                                 --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
MidAmerican Energy Co.
  5.800% due 10/15/36                                 705             656
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T, Inc.
  6.250% due 3/15/11                                  465             481
Verizon Communications, Inc.
  5.500% due 2/15/18                                  735             699
                                                                 --------
                                                                    1,180
                                                                 --------

INVESTMENT BANKING & BROKERAGE--2.0%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                   675             704
Lehman Brothers Holdings, Inc.
  5.750% due 1/3/17                                   640             565
Merrill Lynch & Co., Inc.
  4.966% due 5/12/10(c)                               325             320
  6.875% due 4/25/18                                  810             771

                               PHOENIX BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Morgan Stanley
  6.625% due 4/1/18                             $     715        $    677
Morgan Stanley Series
  4.778% due 5/14/10(c)                               175             174
UBS Preferred Funding Trust V
  Series 1
  6.243% due 5/29/49(c)                               715             627
                                                                 --------
                                                                    3,838
                                                                 --------

LIFE & HEALTH INSURANCE--1.8%
Lincoln National Corp.
  5.650% due 8/27/12                                1,195           1,185
  6.050% due 4/20/67(c)(j)                            145             122
Protective Life Secured Trust
  4.000% due 4/1/11                                 1,670           1,627
Prudential Financial, Inc.
  8.875% due 6/15/38(c)                               605             605
                                                                 --------
                                                                    3,539
                                                                 --------

MANAGED HEALTH CARE--0.6%
Wellpoint, Inc.
  5.000% due 1/15/11                                1,160           1,146
                                                                 --------

MULTI-LINE INSURANCE--0.9%
Genworth Financial, Inc.
  6.515% due 5/22/18                                  405             379
  6.150% due 11/15/66(c)                              420             330
Genworth Global Funding Trusts
  5.125% due 3/15/11                                1,080           1,070
                                                                 --------
                                                                    1,779
                                                                 --------

OFFICE REITs--0.1%
Duke Realty LP
  5.625% due 8/15/11                                  225             218
                                                                 --------

OFFICE SERVICES & SUPPLIES--0.3%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                  670             675
                                                                 --------

OIL & GAS EQUIPMENT & SERVICES--0.3%
Allis-Chalmers Energy, Inc.
  8.500% due 3/1/17                                   630             586
                                                                 --------

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Encore Acquisition Co.
  6.000% due 7/15/15                                  310             293


                                                PAR VALUE          VALUE
                                                ---------        --------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
EOG Resources, Inc.
  5.875% due 9/15/17                            $     990        $    997
XTO Energy, Inc.
  5.900% due 8/1/12                                   855             872
                                                                 --------
                                                                    2,162
                                                                 --------

OIL & GAS STORAGE & TRANSPORTATION--0.9%
Enbridge Energy Partners LP
  5.875% due 12/15/16                                 350             334
Energy Transfer Partners LP
  6.700% due 7/1/18                                   665             669
Kinder Morgan Energy Partners LP
  5.850% due 9/15/12                                  415             419
Pacific Energy Partners LP/Pacific
  Energy Finance Corp.
  6.250% due 9/15/15                                  325             323
                                                                 --------
                                                                    1,745
                                                                 --------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.9%
Bank of America Corp.
  5.750% due 8/15/16                                  715             683
  5.650% due 5/1/18                                   415             387
  8.125% due 12/29/49(c)                              385             364
Citigroup, Inc.
  5.000% due 9/15/14                                  840             778
ConocoPhillips Canada Funding Co.
  5.625% due 10/15/16                                 230             234
General Electric Capital Corp.
  5.875% due 1/14/38                                  725             657
  6.375% due 11/15/67(c)                              715             676
International Lease Finance Corp.
  5.625% due 9/20/13                                  370             324
JPMorgan Chase & Co.
  5.750% due 1/2/13                                 1,020           1,027
JPMorgan Chase & Co. Series 1
  7.900% due 4/29/49(c)                               460             431
                                                                 --------
                                                                    5,561
                                                                 --------

PACKAGED FOODS & MEATS--0.2%
Kraft Foods, Inc.
  6.125% due 8/23/18                                  405             392
                                                                 --------

                               PHOENIX BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

PAPER PRODUCTS--0.1%
Exopack Holding Corp.
  11.250% due 2/1/14                            $     200        $    187
                                                                 --------

PHARMACEUTICALS--0.5%
Johnson & Johnson
  5.150% due 7/15/18                                  935             945
                                                                 --------

PRECIOUS METALS & MINERALS--0.2%
PNA Group, Inc.
  10.750% due 9/1/16                                  255             301
                                                                 --------

PROPERTY & CASUALTY INSURANCE--0.5%
Chubb Corp.
  6.375% due 3/29/67(c)                               490             448
CNA Financial Corp.
  6.500% due 8/15/16                                  560             540
                                                                 --------
                                                                      988
                                                                 --------

REGIONAL BANKS--0.3%
Credit Suisse First Boston
  6.000% due 2/15/18                                  660             636
                                                                 --------

RESIDENTIAL REITs--0.6%
AvalonBay Communities, Inc.
  5.750% due 9/15/16                                  410             387
ERP Operating LP
  5.375% due 8/1/16                                   745             677
                                                                 --------
                                                                    1,064
                                                                 --------

RESTAURANTS--0.3%
Starbucks Corp.
  6.250% due 8/15/17                                  500             490
                                                                 --------

RETAIL REITs--0.4%
Simon Property Group LP
  5.600% due 9/1/11                                   755             747
                                                                 --------

SEMICONDUCTORS--0.3%
Amkor Technology, Inc.
  7.750% due 5/15/13                                  620             577
                                                                 --------

SPECIALTY CHEMICALS--0.1%
Huntsman International LLC
  7.375% due 1/1/15                                   250             220
                                                                 --------


                                                PAR VALUE          VALUE
                                                ---------        --------

SYSTEMS SOFTWARE--0.4%
Oracle Corp.
  5.750% due 4/15/18                            $     685        $    684
                                                                 --------

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Home Loan, Inc. Series L
  4.000% due 3/22/11                                  720             655
                                                                 --------

TOBACCO--0.4%
Philip Morris International, Inc.
  4.875% due 5/16/13                                   90              88
  5.650% due 5/16/18                                  450             437
  6.375% due 5/16/38                                  180             176
                                                                 --------
                                                                      701
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $49,720)                                          48,591
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--5.8%

Banc of America Funding Corp. 07-E, 6A1
  6.188% due 9/20/37(c)                                --(g)           --(h)
Banc of America Funding Corp. 07-E, 9A1
  6.306% due 9/20/37(c)                             5,440           4,935
Citigroup Mortgage Loan Trust, Inc. 04-NCM2,
  2CB3
  8.000% due 8/25/34                                   52              52
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
  0.000% due 11/28/11(b)(c)(i)                         15              12
HSBC Asset Loan Obligation 07-AR2, 4A1
  6.121% due 9/25/37(c)                             4,105           3,749
Master Asset Securitization Trust
  Alternative Loans Trust 03-7, 5A1
  6.250% due 11/25/33                                 163             146
Master Asset Securitization Trust
  Alternative Loans Trust 04-1, 3A1
  7.000% due 1/25/34                                  113             113
Master Asset Securitization Trust
  Alternative Loans Trust 04-5, 6A1
  7.000% due 6/25/34                                   72              68
Master Asset Securitization Trust
  Alternative Loans Trust 04-6, 6A1
  6.500% due 7/25/34                                  473             440
Merrill Lynch Mortgage Trust 05-MCP1, A2
  4.556% due 6/12/43                                  725             718
Morgan Stanley Mortgage Loan Trust 04-3, 3A
  6.000% due 4/25/34                                  609             594

                               PHOENIX BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

Residential Asset Mortgage
  Products, Inc. 04-SL3, A4
  8.500% due 12/25/31                           $     289        $    289
Washington Mutual Mortgage
  Pass-Through Certificates
  07-HY3, 3A3
  5.849% due 3/25/37(c)                               120             112
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,224)                                          11,228
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.3%

CANADA--1.9%
CHC Helicopter Corp.
  7.375% due 5/1/14                                    60              63
Compton Petroleum Finance Corp.
  7.625% due 12/1/13                                  380             375
Husky Energy, Inc.
  6.200% due 9/15/17                                  785             793
Suncor Energy, Inc.
  6.500% due 6/15/38                                  550             534
TransCanada Pipelines Ltd.
  6.350% due 5/15/67(c)                               300             259
Xstrata Finance Canada Ltd. 144A
  5.800% due 11/15/16(b)                            1,045             985
  6.900% due 11/15/37(b)                              680             654
                                                                 --------
                                                                    3,663
                                                                 --------

ITALY--0.4%
Telecom Italia Capital SA
  5.250% due 10/1/15                                  750             686
                                                                 --------

JAPAN--0.5%
Resona Bank Ltd. 144A
  5.850% due 9/29/49(b)(c)                            985             847
                                                                 --------

NETHERLANDS--0.6%
ING Groep N.V.
  5.775% due 12/8/49(c)                             1,445           1,199
                                                                 --------

SPAIN--1.2%
Santander Issuances S.A Unipersonal
  144A
  5.911% due 6/20/16(b)                             1,085           1,034
Telefonica Emisiones S.A.
  5.984% due 6/20/11                                1,255           1,274
                                                                 --------
                                                                    2,308
                                                                 --------


                                                PAR VALUE          VALUE
                                                ---------        --------

UNITED KINGDOM--1.7%
Barclays Bank plc 144A
  7.700% due 4/25/49(b)(c)                      $     700        $    699
Diageo Capital plc
  5.750% due 10/23/17                                 405             400
HBOS plc 144A
  6.657% due 11/21/49(b)(c)                         1,100             771
Royal Bank of Scotland Group plc
  144A
  6.990% due 10/29/49(b)(c)                           955             861
Virgin Media Finance plc
  8.750% due 4/15/14                                  610             576
                                                                 --------
                                                                    3,307
                                                                 --------

UNITED STATES--1.0%
Credit Suisse Guernsey Ltd.
  5.860% due 5/29/49(c)                               815             679
Freeport-McMoRan Copper & Gold,
  Inc.
  8.375% due 4/1/17(d)                                275             291
WEA Finance LLC/WCI Finance LLC
  144A
  5.700% due 10/1/16(b)                             1,065             995
                                                                 --------
                                                                    1,965
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $15,155)                                          13,975
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $191,882)                                        187,561
                                                                 --------

SHORT-TERM INVESTMENTS--6.6%

FEDERAL AGENCY SECURITIES(f)--6.6%
FHLB
  1.850% due 7/1/08                                 2,900           2,900
  2.360% due 7/30/08                                9,700           9,683
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $12,583)                                          12,583
-------------------------------------------------------------------------


TOTAL INVESTMENTS--104.3%
(IDENTIFIED COST $204,465)                                        200,144(a)

Other assets and liabilities, net--(4.3)%                          (8,313)
                                                                 --------
NET ASSETS--100.0%                                               $191,831
                                                                 ========

                               PHOENIX BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)







ABBREVIATIONS:
FHLB  Federal Home Loan Bank
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $430 and gross depreciation of $4,988 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $204,702.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $8,665 or 4.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e)  Illiquid security.
(f)  The rate shown is the discount rate.
(g)  The par value is less than $500.
(h)  Amount is less than $500.
(i) Illiquid and restricted security. At June 30, 2008, this security amounted to a value of $12 or 0.0% of net assets. For acquisition information, see
     Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(j)  All or a portion segregated as collateral for a when-issued security.
(k)  When-issued security.

                        PHOENIX CA TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

MUNICIPAL TAX-EXEMPT BONDS(c)--97.9%

DEVELOPMENT REVENUE--5.7%
Hercules Redevelopment Agency
  Tax-Allocation
  (AMBAC Insured)
  5.000% due 8/1/29                             $     500        $    488
Los Angeles Community Redevelopment
  Agency, Series A
  (AMBAC/FHA Insured)
  6.550% due 1/1/27                                   100             100
Ontario Redevelopment Financing
  Authority, Project No. 1
  (MBIA Insured)
  6.900% due 8/1/10                                    70              74
  5.250% due 8/1/13                                   500             518
San Diego Redevelopment Agency,
  Center City Series A
  (AMBAC Insured)
  4.750% due 9/1/30                                   500             482
San Diego Redevelopment Agency,
  Center City Series B
  (AMBAC Insured)
  5.350% due 9/1/24                                 1,000           1,026
Santa Clara Redevelopment Agency
  Tax Allocation (MBIA Insured)
  5.000% due 6/1/22                                 1,000           1,022
                                                                 --------
                                                                    3,710
                                                                 --------

EDUCATION REVENUE--3.2%
North City West School Facilities
  Financing Authority, Series B
  (AMBAC Insured)
  5.250% due 9/1/19                                 1,000           1,068
Sweetwater Unified High School
  District, Public Financing
  Authority, Series A (FSA Insured)
  5.000% due 9/1/29                                 1,000           1,004
                                                                 --------
                                                                    2,072
                                                                 --------

GENERAL OBLIGATION--20.2%
Antelope Valley Union High School
  District, Series A (MBIA Insured)
  5.000% due 2/1/27                                 1,000           1,021
Brea & Olinda Unified School
  District, Series A (FGIC Insured)
  6.000% due 8/1/15                                   150             169
Butte-Glenn Community College
  District, Series A (MBIA Insured)
  5.500% due 8/1/19                                 1,000           1,059



                                                PAR VALUE          VALUE
                                                ---------        --------

GENERAL OBLIGATION--(CONTINUED)
California State
  5.250% due 6/1/16                             $      65        $     66
  5.000% due 2/1/20                                   750             769
  5.500% due 3/1/26                                   500             527
  5.000% due 9/1/30                                   600             598
  5.000% due 11/1/32                                  700             693
  5.000% due 12/1/37                                  250             245
California State Veterans Bonds,
  Series BG
  5.150% due 12/1/14                                  895             904
California State Veterans Bonds,
  Series CC
  4.500% due 12/1/37                                  330             293
Desert Community College District
  (MBIA Insured)
  5.000% due 8/1/18                                   990           1,048
Gilroy Unified School District
  (FGIC Insured)
  5.000% due 8/1/27                                   500             510
Grossmont-Cuyamaca Community
  College, District Election of
  2002, Series A (MBIA Insured)
  5.000% due 8/1/19                                   250             270
Los Angeles Unified School
  District, Series A-1
  (MBIA Insured)
  4.500% due 1/1/28                                   500             468
Metropolitan Water District
  Southern California, Series A
  5.250% due 3/1/11                                   180             183
Placer Union High School District
  (FSA Insured)
  0.000% due 8/1/32                                 1,500             413
Rancho Santiago Community College
  District (FSA Insured)
  0.000% due 9/1/27                                 1,200             433
San Rafael Elementary School
  District, Election of 2002-B
  (FGIC Insured)
  0.000% due 8/1/26                                 1,000             382
Santa Ana Unified School District
  (FGIC Insured)
  5.700% due 8/1/22                                   400             418
Santa Clara Unified School District
  (FGIC Insured)
  5.500% due 7/1/20                                 1,000           1,038
Walnut Valley Unified School
  District, Series A (MBIA Insured)
  0.000% due 8/1/19                                 3,095           1,573
                                                                 --------
                                                                   13,080
                                                                 --------

                        PHOENIX CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

GENERAL REVENUE--15.3%
Anaheim Public Financing Authority,
  Series C (FSA Insured)
  6.000% due 9/1/16                             $   1,600        $  1,811
California State Public Works
  Board, Department of Health
  Services, Richmond Lab Series B
  (XLCA Insured)
  5.000% due 11/1/17                                  460             479
California State Public Works
  Board, Highway Patrol Series C
  5.250% due 11/1/20                                  500             516
Golden State Tobacco Securitization
  Corp., Series A-1
  5.125% due 6/1/47                                 1,500           1,146
  5.750% due 6/1/47                                   500             426
Los Angeles County Public Works
  Financing Authority, Series A
  (FSA Insured)
  5.500% due 10/1/18                                  450             487
Pomona Certificates of
  Participation (AMBAC Insured)
  5.500% due 6/1/28                                 1,365           1,433
San Diego County Certificates of
  Participation (AMBAC Insured)
  5.250% due 11/1/15                                  960           1,004
San Jose Financing Authority,
  Series F (MBIA Insured)
  5.000% due 9/1/15                                 1,000           1,039
South Bay Regional Public
  Communications Authority (ACA
  Insured)
  4.750% due 1/1/31                                   635             524
South Coast Air Quality Management
  Corp. (AMBAC Insured)
  6.000% due 8/1/11                                 1,000           1,073
                                                                 --------
                                                                    9,938
                                                                 --------

HIGHER EDUCATION REVENUE--3.2%
California Educational Facilities
  Authority, Chapman University
  (Connie Lee Insured)
  5.375% due 10/1/16                                   60              61
California State Public Works
  Board, University of California
  Series D
  5.000% due 5/1/30                                 1,000           1,002
University of California, Series B
  4.750% due 5/15/38                                  500             476


                                                PAR VALUE          VALUE
                                                ---------        --------

HIGHER EDUCATION REVENUE--(CONTINUED)
University of California, Series G
  (FGIC Insured)
  4.750% due 5/15/35                            $     525        $    501
                                                                 --------
                                                                    2,040
                                                                 --------

MEDICAL REVENUE--6.4%
California Health Facilities
  Financing Authority, Cedars-Sinai
  Medical Center
  5.000% due 11/15/34                                 500             472
California Health Facilities
  Financing Authority, Stanford
  Hospital and Clinics Series A
  5.000% due 11/15/14                                 250             260
California Health Facilities
  Financing Authority, Sutter
  Health Series A
  5.000% due 11/15/42                                 870             822
California State Public Works
  Board, Department of Mental
  Health Series A
  5.500% due 6/1/16                                 1,000           1,076
California Statewide Communities
  Development Authority, Kaiser
  Permanente, Series B
  5.000% due 3/1/41                                   500             460
California Statewide Communities
  Development Authority, St. Joseph
  Health System (FGIC Insured)
  5.750% due 7/1/47                                   500             513
San Joaquin General Hospital
  Project, Certificates of
  Participation (MBIA Insured)
  5.250% due 9/1/12                                   100             103
Santa Clara County Financing
  Authority, Series A (AMBAC
  Insured)
  7.750% due 11/15/11                                 400             455
                                                                 --------
                                                                    4,161
                                                                 --------

MUNICIPAL UTILITY DISTRICT REVENUE--1.2%
Sacramento Municipal Utilities
  District, Financing Authority
  (MBIA Insured)
  4.750% due 7/1/26                                   500             464
Sacramento Municipal Utility
  District, Series O (MBIA Insured)
  5.250% due 8/15/15                                  310             324
                                                                 --------
                                                                      788
                                                                 --------

NATURAL GAS REVENUE--1.1%
Roseville Natural Gas Financing
  Authority
  5.000% due 2/15/24                                  750             687
                                                                 --------

                        PHOENIX CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

POWER REVENUE--3.1%
Northern California Power Agency,
  Hydroelectric Project Series
  A (MBIA Insured)
  5.000% due 7/1/15                             $   1,000        $  1,011
  5.200% due 7/1/32                                   330             334
Southern California Public Power
  Authority, Series B (FSA Insured)
  5.000% due 7/1/12                                   635             676
                                                                 --------
                                                                    2,021
                                                                 --------

PRE-REFUNDED--29.7%
Contra Costa County Home Mortgage
  (GNMA Collateralized)
  7.500% due 5/1/14 (b)                               500             602
Cypress Single Family Residential
  Mortgage, Series B (Private
  Mortgage Insurance)
  7.250% due 1/1/12 (b)                               200             227
Duarte Redevelopment Agency Single
  Family Mortgage, Series A (FNMA
  Collateralized)
  6.875% due 11/1/11 (b)                              300             337
Huntington Park Redevelopment
  Agency Single Family Residential
  Mortgage, Series A (FHA/VA/PRIV
  MTGS Insured)
  8.000% due 12/1/19 (b)                            2,400           3,269
Los Angeles Harbor Department
  7.600% due 10/1/18(b)                               895           1,071
Lucia Mar Unified School District,
  Election of 2004 Series A,
  Prerefunded 8/1/14 @ 100 (FGIC
  Insured)
  5.000% due 8/1/27                                 1,000           1,084
M-S-R Public Power Agency San Juan
  Project, Series D (MBIA Insured)
  6.750% due 7/1/20 (b)                             1,835           2,122
Modesto Wastewater Treatment
  Facility (MBIA Insured)
  6.000% due 11/1/12 (b)                              735             819
Northern California Power Agency,
  Prerefunded 7/1/21 @ 100 (AMBAC
  Insured)
  7.500% due 7/1/23                                   195             254
Northern California Power Agency,
  Hydroelectric Project Series A
  Prerefunded 7/01/08 @ 100
  5.200% due 7/1/32                                   790             798


                                                PAR VALUE          VALUE
                                                ---------        --------

PRE-REFUNDED--(CONTINUED)
Pomona Unified School District,
  Series C (MBIA Insured)
  5.600% due 8/1/12 (b)                         $   1,500        $  1,640
Riverside County Redevelopment
  Agency, Prerefunded 10/01/11 @
  102 (AMBAC Insured)
  5.250% due 10/1/17                                  250             272
Riverside County Single Family
  Series A (GNMA Collateralized)
  7.800% due 5/1/21 (b)                             4,000           5,280
Riverside County Single Family
  Series B (GNMA Collateralized)
  8.625% due 5/1/16 (b)                             1,000           1,306
Stockton Housing Facility, O'Connor
  Woods Project Series A,
  Prerefunded 9/20/17 @ 100 (GNMA
  Collateralized)
  5.600% due 3/20/28                                  200             201
                                                                 --------
                                                                   19,282
                                                                 --------

TRANSPORTATION REVENUE--1.4%
Alameda Corridor Transportation
  Authority, Series A (MBIA Insured)
  5.125% due 10/1/16                                  150             153
  5.125% due 10/1/17                                  125             127
Los Angeles Harbor Department
  Revenue (MBIA Insured)
  4.500% due 8/1/27                                   500             446
San Francisco Bay Area Rapid
  Transit District
  5.250% due 7/1/17                                   180             182
                                                                 --------
                                                                      908
                                                                 --------

WATER & SEWER REVENUE--7.4%
California Statewide Communities
  Development Authority,
  Anheuser-Bush Project
  4.800% due 9/1/46                                 1,000             800
Delta Diablo Sanitation District,
  Certificates of Participation
  (MBIA Insured)
  0.000% due 12/1/16                                1,070             730
El Dorado Irrigation District,
  Certificates of Participation,
  Series A (FGIC Insured)
  5.250% due 3/1/16                                   365             380
Modesto Wastewater, Series A (FSA
  Insured)
  5.000% due 11/1/19                                  245             256

                        PHOENIX CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

WATER & SEWER REVENUE--(CONTINUED)
Mountain View Shoreline Regional
  Park Community, Series A (MBIA
  Insured)
  5.500% due 8/1/21                             $   1,000        $  1,002
Redlands Financing Authority,
  Series A (FSA Insured)
  5.000% due 9/1/17                                 1,000           1,033
Sweetwater Water Authority (AMBAC
  Insured)
  5.250% due 4/1/10                                    85              87
Westlands Water District,
  Certificates of Participation
  (MBIA Insured)
  5.250% due 9/1/14                                   500             531
                                                                 --------
                                                                    4,819
-------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $62,434)                                          63,506
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $62,434)                                          63,506
                                                                 --------

SHORT-TERM INVESTMENTS--1.4%

COMMERCIAL PAPER(d)--1.4%
NetJets, Inc.
  2.300% due 7/1/08                                   890             890
                                                                 --------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $890)                                                890
-------------------------------------------------------------------------


TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $63,324)                                          64,396(a)

Other assets and liabilities, net--0.7%                               473
                                                                 --------
NET ASSETS--100.0%                                               $ 64,869
                                                                 ========


ABBREVIATIONS:
AMBAC  American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Authority
FNMA   Fannie Mae or Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Ginnie Mae or Government National Mortgage Association
MBIA   Municipal Bond Insurance Association
REIT   Real Estate Investment Trust
XLCA   XL Capital Assurance

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,507 and gross depreciation of $1,435 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $63,324.
(b)    Escrowed to maturity.
(c) At June 30, 2008, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
       California 97.9%. At June 30, 2008, 75.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 27.6%, AMBAC 11.9%, and GNMA 11.4%.
(d)    The rate shown is the discount rate.

                             PHOENIX CORE BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

U.S. GOVERNMENT SECURITIES--2.3%

U.S. TREASURY BONDS--0.0%
U.S. Treasury Bond
  5.000% due 5/15/37                            $       5        $      5
                                                                 --------

U.S. TREASURY NOTES--2.3%
U.S. Treasury Note
  3.125% due 4/30/13                                  320             317
  3.500% due 5/31/13                                  200             202
  4.250% due 11/15/17                                 400             409
  3.500% due 2/15/18                                  265             255
  3.875% due 5/15/18                                  230             228
                                                                 --------
                                                                    1,411
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,438)                                            1,416
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--29.2%
FHLMC
  6.000% due 10/1/34                                  631             640
FNMA
  6.000% due 10/1/14                                  382             393
  6.500% due 6/1/16                                   255             266
  6.000% due 7/1/17                                   110             113
  5.500% due 9/1/17                                   290             294
  5.000% due 4/1/20                                   406             403
  4.500% due 5/1/20                                   728             704
  5.000% due 8/1/21                                   261             259
  6.000% due 5/1/29                                   247             251
  6.500% due 7/1/29                                   400             416
  6.500% due 5/1/30                                     9               9
  7.500% due 3/1/31                                   154             166
  7.000% due 7/1/31                                   107             113
  7.000% due 9/1/31                                   181             191
  6.500% due 2/1/32                                   370             384
  6.500% due 3/1/32                                   172             179
  5.500% due 4/1/33                                   241             239
  5.500% due 6/1/33                                 1,423           1,411
  5.500% due 7/1/33                                 1,978           1,961
  5.000% due 9/1/33                                   352             339
  5.000% due 7/1/35                                   292             281
  5.500% due 12/1/35                                  316             312
  6.000% due 6/1/36                                   414             422
  6.500% due 8/1/36                                   519             535


                                                PAR VALUE          VALUE
                                                ---------        --------

  6.000% due 9/1/36                             $     513        $    518
  5.500% due 2/1/37                                   432             426
  6.000% due 3/1/37                                   650             657
  5.500% due 4/1/37                                   240             237
  5.500% due 4/1/37                                   422             416
  5.500% due 7/1/37                                   664             655
  6.000% due 7/1/37                                   315             318
  6.000% due 2/1/38                                   353             357
  6.000% due 2/1/38                                   241             244
  5.000% due 4/1/38                                   225             216
  6.000% due 5/1/38                                   927             936
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                  245             239
GNMA
  8.500% due 11/15/22                                   1               1
  6.500% due 9/15/28                                  188             196
  7.500% due 9/15/29                                  151             163
  5.000% due 7/15/33                                1,946           1,894
  6.000% due 6/15/34                                  397             405
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $18,052)                                          18,159
-------------------------------------------------------------------------

MUNICIPAL BONDS--8.8%

FLORIDA--2.3%
Broward County Series A
  5.000% due 1/1/21                                   600             636
Miami-Dade County Educational
  Facilities Authority Taxable
  Series C
  5.480% due 4/1/16                                   110             107
Orange County Tourist Development
  (MBIA Insured)
  5.000% due 10/1/17                                  640             676
                                                                 --------
                                                                    1,419
                                                                 --------

ILLINOIS--1.0%
State of Illinois
  5.000% due 1/1/19                                   580             619
                                                                 --------

INDIANA--0.9%
Indiana Transportation Finance
  Authority Series A Prerefunded
  6/01/14 @ 100 (FGIC Insured)
  5.250% due 6/1/20                                   520             564
                                                                 --------

                             PHOENIX CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

KANSAS--1.4%
Department of Transportation,
  Highway Revenue Series A (FSA Insured)
  5.500% due 3/1/19                             $     785        $    880
                                                                 --------

MICHIGAN--0.4%
City of Flat Rock Tax Increment
  Finance Authority Taxable Series A
  6.750% due 10/1/16                                   95              99
Tobacco Settlement Finance
  Authority Taxable Series A
  7.309% due 6/1/34                                   180             165
                                                                 --------
                                                                      264
                                                                 --------

NEW YORK--0.5%
City of New York Series A-1 (MBIA
  Insured)
  5.000% due 8/1/17                                   265             286
                                                                 --------

PENNSYLVANIA--0.6%
City of Pittsburgh Pension
  Obligation Taxable Series C (FGIC
  Insured)
  6.500% due 3/1/17                                   340             343
                                                                 --------

RHODE ISLAND--1.6%
Woonsocket Pension Funding Taxable
  (FSA Insured)
  5.660% due 7/15/13                                1,000           1,022
                                                                 --------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp.
  Taxable Series A-1
  6.706% due 6/1/46                                    90              76
                                                                 --------
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5,533)                                            5,473
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.8%
AmeriCredit Automobile Receivables
  Trust 05-AX, A4
  3.930% due 10/6/11                                1,507           1,453
AmeriCredit Automobile Receivables
  Trust 06-BG, A3
  5.210% due 10/6/11                                  131             130
Capital Auto Receivables Asset
  Trust Series 06-2, A3A
  4.980% due 5/15/11                                  152             153


                                                PAR VALUE          VALUE
                                                ---------        --------

Capital One Auto Finance Trust
  07-B, A3A
  5.030% due 4/15/12                            $     500        $    488
Carmax Auto Owner Trust 07-2, A3
  5.230% due 12/15/11                                 442             449
Ford Credit Auto Owner Trust 07-A,
  A3B
  2.501% due 8/15/11(c)                               295             291
GMAC Mortgage Corp. Loan Trust
  05-AR2, 2A
  4.856% due 5/25/35(c)                               254             239
Greenwich Structured ARM Products
  05-5A, N2 144A
  5.981% due 9/27/45(b)(c)(f)                         315             221
Renaissance Home Equity Loan Trust
  06-2, AF4
  6.115% due 8/25/36(c)                               730             643
Saxon Asset Securities Trust 05-3,
  A2C
  2.763% due 11/25/35(c)                              179             178
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,528)                                            4,245
-------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--20.7%

AIRLINES--1.0%
American Airlines, Inc. 99-1
  7.024% due 10/15/09                                 365             356
Continental Airlines, Inc. 98-1A
  6.648% due 9/15/17                                  330             300
                                                                 --------
                                                                      656
                                                                 --------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                                   45              42
                                                                 --------

ASSET MANAGEMENT & CUSTODY BANKS--0.9%
Allied Capital Corp.
  6.000% due 4/1/12                                   100              95
Bank of New York Mellon Corp. (The)
  4.950% due 11/1/12                                  115             115
Janus Capital Group, Inc.
  6.250% due 6/15/12                                  125             122
Nuveen Investments, Inc.
  5.000% due 9/15/10                                  230             209
                                                                 --------
                                                                      541
                                                                 --------

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance NA LLC
  6.500% due 11/15/13                                  95              99
                                                                 --------

                             PHOENIX CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

BROADCASTING & CABLE TV--0.9%
Comcast Corp.
  5.300% due 1/15/14                            $     105        $    102
  5.875% due 2/15/18                                   65              62
Cox Communications, Inc. 144A
  6.250% due 6/1/18(b)                                140             137
Time Warner Cable, Inc.
  5.850% due 5/1/17                                    70              66
  6.750% due 7/1/18                                   130             131
Viacom, Inc.
  6.250% due 4/30/16                                   70              68
                                                                 --------
                                                                      566
                                                                 --------

BUILDING PRODUCTS--0.1%
Masco Corp.
  5.850% due 3/15/17                                   45              41
Owens Corning, Inc.
  6.500% due 12/1/16                                   35              32
                                                                 --------
                                                                       73
                                                                 --------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.
  5.600% due 11/30/12                                  80              79
                                                                 --------

CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
  6.750% due 7/15/13(b)                                85              86
                                                                 --------

CONSUMER FINANCE--1.8%
American Express Credit Corp.
  5.875% due 5/2/13                                   140             139
Capital One Financial Corp.
  5.250% due 2/21/17                                   70              62
GMAC LLC
  6.875% due 8/28/12                                  180             123
HSBC Finance Corp.
  8.000% due 7/15/10                                  300             314
SLM Corp.
  5.261% due 2/1/10(c)                                500             461
                                                                 --------
                                                                    1,099
                                                                 --------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                   110              92


                                                PAR VALUE          VALUE
                                                ---------        --------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Fiserv, Inc.
  6.125% due 11/20/12                           $     125        $    126
                                                                 --------
                                                                      218
                                                                 --------

DIVERSIFIED BANKS--0.3%
Wachovia Corp.
  4.875% due 2/15/14                                  200             183
                                                                 --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
Cintas Corp. No. 2
  6.125% due 12/1/17                                  105             106
Equifax, Inc.
  6.300% due 7/1/17                                   130             124
                                                                 --------
                                                                      230
                                                                 --------

ELECTRIC UTILITIES--1.3%
Dominion Resources, Inc. Series D
  5.000% due 3/15/13                                   90              89
Florida Power Corp. Series A                           38
  5.800% due 9/15/17                                  135             135
Great River Energy 144A
  5.829% due 7/1/17(b)                                140             137
NiSource Finance Corp.
  6.400% due 3/15/18                                  130             126
Northeast Utilities
  5.650% due 6/1/13                                   140             139
PPL Capital Funding Trust I
  Series A
  4.330% due 3/1/09                                   190             190
                                                                 --------
                                                                      819
                                                                 --------

FOOD RETAIL--0.1%
Kroger Co. (The)
  6.800% due 12/15/18                                  70              73
                                                                 --------

HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc.
  6.000% due 6/15/17                                  125             124
                                                                 --------

HEALTH CARE SERVICES--0.2%
Covidien International Finance SA
  6.000% due 10/15/17                                  55              56
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                    65              64
                                                                 --------
                                                                      120
                                                                 --------

                             PHOENIX CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
  6.125% due 1/15/16                            $     160        $    153
                                                                 --------

HOTELS, RESORTS & CRUISE LINES--0.2%
Starwood Hotels & Resort Worldwide,
  Inc.
  6.250% due 2/15/13                                  110             106
                                                                 --------

HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)
  5.750% due 11/15/16                                 115             110
                                                                 --------

INDUSTRIAL REITs--0.1%
ProLogis
  6.625% due 5/15/18                                   60              59
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc.
  5.875% due 2/1/12                                   130             133
  5.625% due 6/15/16                                  130             129
Embarq Corp.
  6.738% due 6/1/13                                    65              63
Qwest Corp.
  7.875% due 9/1/11                                    65              65
Verizon Communications, Inc.
  4.900% due 9/15/15                                  130             123
  5.500% due 4/1/17                                    70              67
                                                                 --------
                                                                      580
                                                                 --------

INVESTMENT BANKING & BROKERAGE--1.8%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                    80              83
Credit Suisse USA, Inc.
  5.850% due 8/16/16                                  135             134
Goldman Sachs Group, Inc. (The)
  5.125% due 1/15/15                                  160             153
  6.150% due 4/1/18                                   140             136
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                   55              53
  5.625% due 1/24/13                                   65              62
  5.750% due 1/3/17                                   145             128
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                  150             119
Morgan Stanley
  5.375% due 10/15/15                                 250             229
                                                                 --------
                                                                    1,097
                                                                 --------


                                                PAR VALUE          VALUE
                                                ---------        --------

LEISURE PRODUCTS--0.2%
Hasbro, Inc.
  6.300% due 9/15/17                            $     135        $    133
                                                                 --------

MANAGED HEALTH CARE--0.2%
WellPoint, Inc.
  5.250% due 1/15/16                                  125             117
                                                                 --------

MORTGAGE REITs--0.3%
iStar Financial, Inc.
  6.050% due 4/15/15                                  200             160
                                                                 --------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
  5.875% due 11/15/16                                 130             123
                                                                 --------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
  5.625% due 2/15/14                                   70              66
                                                                 --------

OFFICE ELECTRONICS--0.3%
Xerox Corp.
  6.750% due 2/1/17                                   170             171
                                                                 --------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Petropower I Funding Trust 144A
  7.360% due 2/15/14(b)                               113             111
                                                                 --------

OIL & GAS REFINING & MARKETING--0.2%
Enterprise Products Partners L.P.
  6.300% due 9/15/17                                  100              99
                                                                 --------

OIL & GAS STORAGE & TRANSPORTATION--1.1%
Buckeye Partners LP
  5.125% due 7/1/17                                   200             183
Energy Transfer Partners LP
  5.950% due 2/1/15                                   135             133
Kinder Morgan Energy Partners LP
  6.000% due 2/1/17                                   135             133
NGPL PipeCo. LLC 144A
  6.514% due 12/15/12(b)                              100             102
Williams Cos., Inc. (The)
  7.125% due 9/1/11                                   125             129
                                                                 --------
                                                                      680
                                                                 --------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.8%
Bank of America Corp.
  5.750% due 12/1/17                                  100              94

                             PHOENIX CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
  5.490% due 3/15/19                            $     300        $    272
Citigroup, Inc.
  5.500% due 8/27/12                                   90              89
  5.500% due 2/15/17                                   95              87
General Electric Capital Corp.
  6.750% due 3/15/32                                  500             503
International Lease Finance Corp.
  4.750% due 1/13/12                                  225             198
JPMorgan Chase & Co.
  5.125% due 9/15/14                                  155             151
  5.250% due 5/1/15                                    85              82
  6.000% due 1/15/18                                  125             122
National Rural Utilities
  Cooperative Finance Corp.
  5.500% due 7/1/13                                   115             116
                                                                 --------
                                                                    1,714
                                                                 --------

PACKAGED FOODS & MEATS--0.1%
Kraft Foods, Inc.
  6.125% due 2/1/18                                    80              78
                                                                 --------

PROPERTY & CASUALTY INSURANCE--0.1%
Travelers Cos., Inc.
  5.750% due 12/15/17                                 100              97
                                                                 --------

REGIONAL BANKS--0.8%
Credit Suisse First Boston
  6.000% due 2/15/18                                   65              63
PNC Bank NA
  4.875% due 9/21/17                                  155             136
SunTrust Banks, Inc.
  5.250% due 11/5/12                                  135             132
Zions Bancorp.
  5.500% due 11/16/15                                 200             159
                                                                 --------
                                                                      490
                                                                 --------

RESIDENTIAL REITs--0.2%
UDR, Inc.
  5.250% due 1/15/15                                  150             136
                                                                 --------

RESTAURANTS--0.4%
Starbucks Corp.
  6.250% due 8/15/17                                  135             132
Yum! Brands, Inc.
  6.250% due 4/15/16                                  140             140
                                                                 --------
                                                                      272
                                                                 --------


                                                PAR VALUE          VALUE
                                                ---------        --------

RETAIL REITs--0.4%
Simon Property Group LP
  5.100% due 6/15/15                            $      70        $     63
Tanger Factory Outlet Centers
  6.150% due 11/15/15                                 190             176
                                                                 --------
                                                                      239
                                                                 --------

SPECIALIZED FINANCE--0.2%
CIT Group, Inc.
  5.125% due 9/30/14                                  200             143
                                                                 --------

SPECIALIZED REITs--0.7%
Health Care REIT, Inc.
  5.875% due 5/15/15                                  225             209
Nationwide Health Properties, Inc.
  6.250% due 2/1/13                                   130             128
Realty Income Corp.
  6.750% due 8/15/19                                  110             104
                                                                 --------
                                                                      441
                                                                 --------

STEEL--0.2%
Commercial Metals Co.
  6.500% due 7/15/17                                  100             102
                                                                 --------

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp.
  6.250% due 5/15/16                                   65              58
Washington Mutual, Inc.
  4.625% due 4/1/14                                   155             113
                                                                 --------
                                                                      171
                                                                 --------

TOBACCO--0.1%
Reynolds American, Inc.
  6.750% due 6/15/17                                   95              95
                                                                 --------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc.
  Series D
  7.375% due 8/1/15                                    70              58

                             PHOENIX CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
Sprint Nextel Corp.
  6.000% due 12/1/16                            $      65        $     56
                                                                 --------
                                                                      114
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $13,569)                                          12,865
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--24.9%
Bear Stearns Adjustable Rate
  Mortgage Trust 05-12, 13A1
  5.446% due 2/25/36(c)                               160             150
Bear Stearns Commercial Mortgage
  Securities 06-PW12, A4
  5.718% due 9/11/38(c)                               370             361
Citigroup Mortgage Loan Trust, Inc.
  05-5, 2A3
  5.000% due 8/25/35                                   72              69
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 05-CD1, AM
  5.400% due 7/15/44(c)                               650             615
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 06-CD2, A4
  5.545% due 1/15/46(c)                               655             625
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 07-CD4, A4
  5.322% due 12/11/49                                 700             647
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.500% due 8/25/34                                  166             165
Credit Suisse Mortgage Capital
  Certificates 06-C1, A4
  5.609% due 2/15/39(c)                               935             900
Crown Castle Towers LLC 05-1A, AFX
  144A
  4.643% due 6/15/35(b)                               450             443
GE Capital Commercial Mortgage
  Corp. 04-C3, A4
  5.189% due 7/10/39(c)                             1,000             972
Greenwich Capital Commercial
  Funding Corp. 04-GG1, A7
  5.317% due 6/10/36(c)                             1,000             983
JPMorgan Mortgage Trust 05-S3, 2A2
  5.500% due 1/25/21                                  282             273
Lehman Brothers - UBS Commercial
  Mortgage Trust 04-C7, A6
  4.786% due 10/15/29(c)                            1,000             947


                                                PAR VALUE          VALUE
                                                ---------        --------

Lehman Brothers - UBS Commercial
  Mortgage Trust 06-C6, A4
  5.372% due 9/15/39                            $     710        $    672
Lehman Brothers - UBS Commercial
  Mortgage Trust 07-C2, A2
  5.303% due 2/15/40                                  225             219
Lehman Brothers - UBS Commercial
  Mortgage Trust 07-C6, A2
  5.845% due 7/15/40                                  360             358
Lehman Brothers Commercial Conduit
  Mortgage Trust 07-C3, A4
  6.135% due 7/15/44(c)                               170             165
MASTR Asset Securitization Trust
  03-10, 3A1
  5.500% due 11/25/33                                 306             292
MASTR Resecuritization Trust 05-4CI,
  N2 144A
  5.482% due 4/26/45(b)(c)(f)                         170              47
Merrill Lynch Mortgage Trust
  04-KEY2, A4
  4.864% due 8/12/39(c)                             1,000             951
Merrill Lynch Mortgage Trust 06-C1,
  AM
  5.658% due 5/12/39(c)                               320             299
Merrill Lynch/Countrywide
  Commercial Mortgage Trust 06-3,
  A4
  5.414% due 7/12/46(c)                               445             422
Morgan Stanley Capital I 06-T23, A4
  5.984% due 8/12/41(c)                               360             353
Morgan Stanley Capital I 07-IQ14,
  A2
  5.610% due 4/15/49                                  350             343
Morgan Stanley Mortgage Loan Trust
  05-5AR, 4A1
  5.521% due 9/25/35(c)                               285             240
Paine Webber Mortgage Acceptance
  Corp. 99-C1, D
  7.150% due 6/15/32(c)                               190             195
Prudential Securities Secured
  Financing Corp. 98-C1, C
  6.742% due 5/15/10                                   76              76
Residential Accredit Loans, Inc.
  06-QA1, A21
  5.959% due 1/25/36(c)                               556             436
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.835% due 3/25/35(c)                               271             254
SBA Commercial Mortgage Backed
  Securities Trust 06-1A, B 144A
  5.451% due 11/15/36(b)                              140             134

                             PHOENIX CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

Wachovia Mortgage Loan Trust LLC
  06-A, B1
  5.415% due 5/20/36(c)                         $     258        $    155
Washington Mutual Mortgage
  Pass-Through-Certificates, Inc.
  05-AR3, A2
  4.636% due 3/25/35(c)                               566             539
Wells Fargo Mortgage Backed
  Securities Trust 04-BB, A1
  4.556% due 1/25/35(c)                               236             218
Wells Fargo Mortgage Backed
  Securities Trust 05-14, 2A1
  5.500% due 12/25/35                                 713             674
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                  301             287
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16, 6A3
  5.000% due 10/25/35(c)                              557             543
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A1
  4.526% due 4/25/35(c)                               253             231
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A2
  4.526% due 4/25/35(c)                               212             203
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $16,562)                                          15,456
-------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.8%

CHILE--0.3%
Republic of Chile
  5.500% due 1/15/13                                  150             155
                                                                 --------

RUSSIA--0.5%
Russian Federation RegS
  7.500% due 3/31/30(c)(e)                            300             338
                                                                 --------
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $464)                                                493
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.4%

ARUBA--0.2%
UFJ Finance AEC
  6.750% due 7/15/13                                  100             105
                                                                 --------


                                                PAR VALUE          VALUE
                                                ---------        --------

AUSTRALIA--0.4%
Rio Tinto Finance USA Ltd.
  6.500% due 7/15/18                            $      95        $     95
Westfield Capital Corp. Ltd./
  Westfield Finance Authority 144A
  5.125% due 11/15/14(b)                              150             139
                                                                 --------
                                                                      234
                                                                 --------

CANADA--0.3%
EnCana Corp.
  5.900% due 12/1/17                                   80              81
Petro-Canada
  6.050% due 5/15/18                                   45              44
Xstrata Finance Canada Ltd. 144A
  5.800% due 11/15/16(b)                               70              66
                                                                 --------
                                                                      191
                                                                 --------

GERMANY--0.2%
Deutsche Bank AG
  4.875% due 5/20/13                                   30              29
Deutsche Telekom International
  Finance BV
  5.750% due 3/23/16                                  100              98
                                                                 --------
                                                                      127
                                                                 --------

ITALY--0.1%
Telecom Italia Capital SA
  6.999% due 6/4/18                                    95              96
                                                                 --------

LUXEMBOURG--0.2%
ArcelorMittal 144A
  6.125% due 6/1/18(b)                                105             104
                                                                 --------

QATAR--0.4%
Ras Laffan Liquefied Natural Gas
  Co., Ltd. II RegS
  5.298% due 9/30/20(e)                               250             233
                                                                 --------

RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA) 144A
  6.212% due 11/22/16(b)                              130             122
OJSC AK Transneft
  (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                                170             159
TNK-BP Finance SA RegS
  6.125% due 3/20/12(e)                               105              99
                                                                 --------
                                                                      380
                                                                 --------

                             PHOENIX CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

SINGAPORE--0.2%
ICICI Bank Ltd. RegS
  5.750% due 11/16/10(e)                        $     105        $    104
                                                                 --------

SOUTH KOREA--0.2%
Export-Import Bank of Korea
  5.500% due 10/17/12                                 135             134
                                                                 --------

UNITED KINGDOM--0.4%
Barclays Bank plc 144A
  6.050% due 12/4/17(b)                               125             122
Vodafone Group plc
  5.000% due 9/15/15                                   80              76
  6.150% due 2/27/37                                   70              64
                                                                 --------
                                                                      262
                                                                 --------

UNITED STATES--0.2%
CRH America, Inc.
  6.000% due 9/30/16                                  135             125
                                                                 --------
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,172)                                            2,095
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $62,318)                                          60,202
                                                                 --------


                                                PAR VALUE          VALUE
                                                ---------        --------

SHORT-TERM INVESTMENTS--3.0%

COMMERCIAL PAPER(g)--3.0%
NetJets, Inc.
  2.300% due 7/1/08                                 1,890        $  1,890
                                                                 --------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,890)                                            1,890
-------------------------------------------------------------------------


TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $64,208)                                          62,092(a)

Other assets and liabilities, net--0.1%                                64
                                                                 --------
NET ASSETS--100.0%                                               $ 62,156
                                                                 ========


ABBREVIATIONS:
FGIC   Financial Guaranty Insurance Company
FHLM   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA   Fannie Mae or Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Ginnie Mae or Government National Mortgage Association
MBIA   Municipal Bond Insurance Association
REIT   Real Estate Investment Trust


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $368 and gross depreciation of $2,888 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $64,612.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $2,130 or 3.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restricted security. At June 30, 2008, these securities amounted to a value of $268 or 0.4% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(g)    The rate shown is the discount rate.

                            PHOENIX HIGH YIELD FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

DOMESTIC CORPORATE BONDS--86.7%

ADVERTISING--2.0%
Affinion Group, Inc.
  10.125% due 10/15/13                          $     645        $    650
  11.500% due 10/15/15                              1,555           1,559
                                                                 --------
                                                                    2,209
                                                                 --------

AEROSPACE & DEFENSE--3.5%
BE Aerospace, Inc.
  8.500% due 7/1/18                                   585             590
Bombardier Inc. 144A
  8.000% due 11/15/14(b)                            1,720           1,772
DI Finance/DynCorp International,
  Inc. Series B
  9.500% due 2/15/13                                  530             530
L-3 Communications Corp.
  7.625% due 6/15/12                                  425             430
  5.875% due 1/15/15                                  550             510
                                                                 --------
                                                                    3,832
                                                                 --------

APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
Levi Strauss & Co.
  9.750% due 1/15/15                                  150             152
  8.875% due 4/1/16                                 1,370           1,339
                                                                 --------
                                                                    1,491
                                                                 --------

AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating
  Trust Interests
  0.000% due 12/24/08(e)(f)(i)                      5,164               6
                                                                 --------

AUTOMOTIVE RETAIL--1.0%
AutoNation, Inc.
  7.000% due 4/15/14                                1,280           1,146
                                                                 --------

BROADCASTING & CABLE TV--6.5%
Clear Channel Communications, Inc.
  7.650% due 9/15/10                                3,085           3,166
EchoStar DBS Corp.
  7.125% due 2/1/16                                 1,745           1,618
Mediacom LLC/Mediacom Capital Corp.
  9.500% due 1/15/13                                  600             569
Sinclair Television Group, Inc.
  8.000% due 3/15/12                                1,075           1,086
United Artists Theatre Circuit,
  Inc. Series 95-A
  9.300% due 7/1/15(h)                                349             348


                                                PAR VALUE          VALUE
                                                ---------        --------

BROADCASTING & CABLE TV--(CONTINUED)
United Artists Theatre Circuit,
  Inc. Series AW-0
  9.300% due 7/1/15(h)                          $       2        $      2
United Artists Theatre Circuit,
  Inc. Series BD-1
  9.300% due 7/1/15(h)                                376             375
United Artists Theatre Circuit,
  Inc. Series BE-9
  9.300% due 7/1/15(h)                                 13              13
                                                                 --------
                                                                    7,177
                                                                 --------

BUILDING PRODUCTS--1.6%
Gibraltar Industries, Inc. Series B
  8.000% due 12/1/15                                2,145           1,802
                                                                 --------

CASINOS & GAMING--6.0%
Harrahs Operating Co., Inc. 144A
  10.750% due 2/1/16(b)                             2,465           2,058
Icahn Enterprises LP/Icahn
  Enterprises Finance Corp.
  8.125% due 6/1/12                                 1,515           1,462
  7.125% due 2/15/13                                  705             643
MGM MIRAGE
  7.500% due 6/1/16                                   615             509
  7.625% due 1/15/17                                  945             782
OED Corp./Diamond Jo LLC
  8.750% due 4/15/12                                1,265           1,158
                                                                 --------
                                                                    6,612
                                                                 --------

CATALOG RETAIL--2.4%
Harry & David Holdings, Inc.
  7.682% due 3/1/12(c)                              1,390           1,230
IAC/InterActiveCorp
  7.000% due 1/15/13                                1,277           1,359
                                                                 --------
                                                                    2,589
                                                                 --------

COMMUNICATIONS EQUIPMENT--1.0%
Dycom Industries, Inc.
  8.125% due 10/15/15                               1,140           1,100
                                                                 --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.7%
Trinity Industries, Inc.
  6.500% due 3/15/14                                  825             804
                                                                 --------

CONSUMER FINANCE--5.9%
Ford Motor Credit Co. LLC
  7.375% due 2/1/11                                   765             621
  9.875% due 8/10/11                                  360             303

                            PHOENIX HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

CONSUMER FINANCE--(CONTINUED)
  7.800% due 6/1/12                             $     925        $    716
  7.000% due 10/1/13                                  540             398
  12.000% due 5/15/15                                 815             718
  8.000% due 12/15/16                               1,565           1,139
GMAC LLC
  7.250% due 3/2/11                                 1,000             735
  6.000% due 12/15/11                                 300             207
Hertz Corp. (The)
  8.875% due 1/1/14                                 1,025             943
  10.500% due 1/1/16                                  720             659
                                                                 --------
                                                                    6,439
                                                                 --------

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
First Data Corp. 144A
  9.875% due 9/24/15(b)                             1,375           1,198
Lender Processing Services, Inc.
  144A
  8.125% due 7/1/16(b)                                885             891
                                                                 --------
                                                                    2,089
                                                                 --------

DISTRIBUTORS--0.4%
Susser Holdings LLC
  10.625% due 12/15/13                                455             464
                                                                 --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.4%
Harland Clarke Holdings Corp.
  7.815% due 5/15/15(c)                             1,075             801
  9.500% due 5/15/15                                1,635           1,349
RSC Equipment Rental, Inc.
  9.500% due 12/1/14                                  575             483
                                                                 --------
                                                                    2,633
                                                                 --------

ELECTRIC UTILITIES--2.0%
Reliant Energy, Inc.
  6.750% due 12/15/14                               2,125           2,178
                                                                 --------

FOOD RETAIL--0.6%
Stater Brothers Holdings, Inc.
  8.125% due 6/15/12                                  640             646
                                                                 --------

HEALTH CARE FACILITIES--1.8%
HCA, Inc.
  9.250% due 11/15/16                               1,890           1,951
                                                                 --------


                                                PAR VALUE          VALUE
                                                ---------        --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Linn Energy LLC 144A
  9.875% due 7/1/18(b)                          $     300        $    299
                                                                 --------

INTEGRATED TELECOMMUNICATION SERVICES--4.0%
Hughes Network Systems LLC/Hughes
  Network Systems Finance Corp.
  9.500% due 4/15/14                                1,960           1,992
Qwest Corp.
  8.875% due 3/15/12                                  240             246
  6.500% due 6/1/17                                   515             460
Telcordia Technologies, Inc. 144A
  6.463% due 7/15/12(b)(c)                            665             577
  10.000% due 3/15/13(b)                            1,435           1,169
                                                                 --------
                                                                    4,444
                                                                 --------

INTERNET RETAIL--0.5%
Expedia, Inc. 144A
  8.500% due 7/1/16(b)                                535             526
                                                                 --------

IT CONSULTING & OTHER SERVICES--0.7%
Unisys Corp.
  12.500% due 1/15/16                                 750             754
                                                                 --------

METAL & GLASS CONTAINERS--0.5%
AEP Industries, Inc.
  7.875% due 3/15/13                                  590             555
                                                                 --------

MOVIES & ENTERTAINMENT--1.6%
WMG Acquisition Corp.
  7.375% due 4/15/14                                1,010             845
WMG Holdings Corp.
  0.000% due 12/15/14(c)                            1,470             933
                                                                 --------
                                                                    1,778
                                                                 --------

MULTI-UTILITIES--1.6%
Aquila, Inc.
  14.875% due 7/1/12                                1,505           1,757
                                                                 --------

OFFICE SERVICES & SUPPLIES--3.1%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                3,350           3,375
                                                                 --------

OIL & GAS EQUIPMENT & SERVICES--2.4%
Allis-Chalmers Energy, Inc.
  8.500% due 3/1/17                                   945             879

                            PHOENIX HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
Seitel, Inc.
  9.750% due 2/15/14                            $   1,890        $  1,698
                                                                 --------
                                                                    2,577
                                                                 --------

OIL & GAS EXPLORATION & PRODUCTION--6.7%
Chesapeake Energy Corp.
  6.625% due 1/15/16                                1,240           1,197
  6.500% due 8/15/17                                  845             794
Encore Acquisition Co.
  6.000% due 7/15/15                                1,525           1,441
Newfield Exploration Co.
  7.125% due 5/15/18                                  270             257
Pioneer Natural Resources Co.
  6.650% due 3/15/17                                  100              94
  6.875% due 5/1/18                                 2,475           2,335
Plains Exploration & Production Co.
  7.000% due 3/15/17                                  815             787
Sabine Pass Liquid Natural Gas LP
  7.500% due 11/30/16                                 560             507
                                                                 --------
                                                                    7,412
                                                                 --------

OIL & GAS STORAGE & TRANSPORTATION--2.2%
SemGroup LP 144A
  8.750% due 11/15/15(b)                            2,525           2,462
                                                                 --------

PAPER PRODUCTS--3.9%
Exopack Holding Corp.
  11.250% due 2/1/14                                1,910           1,781
Mercer International, Inc.
  9.250% due 2/15/13                                  658             620
Rock-Tenn Co. 144A
  9.250% due 3/15/16(b)                               605             644
Verso Paper Holdings LLC/Verso
  Paper, Inc. Series B
  11.375% due 8/1/16                                1,315           1,253
                                                                 --------
                                                                    4,298
                                                                 --------

PRECIOUS METALS & MINERALS--1.2%
PNA Group, Inc.
  10.750% due 9/1/16                                1,085           1,280
                                                                 --------

PUBLISHING--4.1%
Belo Corp.
  6.750% due 5/30/13                                1,615           1,530


                                                PAR VALUE          VALUE
                                                ---------        --------

PUBLISHING--(CONTINUED)
Dex Media, Inc.
  8.000% due 11/15/13                           $   1,740        $  1,279
Donnelley (R.H.) Corp. 144A
  8.875% due 10/15/17(b)                              910             546
Idearc, Inc.
  8.000% due 11/15/16                               1,805           1,144
                                                                 --------
                                                                    4,499
                                                                 --------

SEMICONDUCTORS--2.5%
Amkor Technology, Inc.
  7.750% due 5/15/13                                1,205           1,122
  9.250% due 6/1/16                                   490             469
Freescale Semiconductor, Inc.
  8.875% due 12/15/14                               1,345           1,100
                                                                 --------
                                                                    2,691
                                                                 --------

SPECIALIZED CONSUMER SERVICES--0.9%
Stewart Enterprises, Inc.
  6.250% due 2/15/13                                1,060           1,012
                                                                 --------

SPECIALIZED FINANCE--0.9%
PNA Intermediate Holding Corp. PIK
  Interest Capitalization
  11.869% due 2/15/13                               1,025           1,030
                                                                 --------

SPECIALIZED REITs--1.9%
Felcor Lodging LP
  8.500% due 6/1/11                                 1,030           1,012
Host Hotels & Resorts LP Series O
  6.375% due 3/15/15                                1,220           1,086
                                                                 --------
                                                                    2,098
                                                                 --------

SPECIALTY CHEMICALS--0.6%
Huntsman International LLC
  7.375% due 1/1/15                                   710             625
                                                                 --------

STEEL--1.4%
Ryerson, Inc. 144A
  12.000% due 11/1/15(b)                              610             608
Steel Dynamics, Inc. 144A
  7.750% due 4/15/16(b)                               960             960
                                                                 --------
                                                                    1,568
                                                                 --------

                            PHOENIX HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE          VALUE
                                                ---------        --------

TOBACCO--1.8%
Alliance One International, Inc.
  11.000% due 5/15/12                           $   1,945        $  2,013
                                                                 --------

TRUCKING--1.5%
Avis Budget Car Rental LLC/Avis
  Budget Finance, Inc.
  7.750% due 5/15/16                                2,125           1,642
                                                                 --------

WIRELESS TELECOMMUNICATION SERVICES--1.3%
Sprint Capital Corp.
  8.750% due 3/15/32                                  855             814
Sprint Nextel Corp.
  6.000% due 12/1/16                                  680             585
                                                                 --------
                                                                    1,399
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $100,291)                                         95,262
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--10.3%

CANADA--4.7%
CHC Helicopter Corp.
  7.375% due 5/1/14                                 1,530           1,595
Compton Petroleum Finance Corp.
  7.625% due 12/1/13                                1,135           1,121
Russel Metals, Inc.
  6.375% due 3/1/14                                 1,640           1,550
Videotron Ltd. 144A
  9.125% due 4/15/18(b)                               825             866
                                                                 --------
                                                                    5,132
                                                                 --------

POLAND--0.1%
Poland Telecom Finance BV Series B
  14.000% due 12/1/08(e)(f)(i)                      4,942              62
                                                                 --------

UNITED KINGDOM--3.1%
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                             1,415             937
Inmarsat Finance II plc
  0.000% due 11/15/12(c)                              765             777
Virgin Media Finance plc
  8.750% due 4/15/14                                1,600           1,512
  9.125% due 8/15/16                                  270             255
                                                                 --------
                                                                    3,481
                                                                 --------


                                                PAR VALUE          VALUE
                                                ---------        --------

UNITED STATES--2.4%
Dollarama Group LP
  8.875% due 8/15/12                            $     415        $    394
Freeport-McMoRan Copper & Gold,
  Inc.
  8.375% due 4/1/17(d)                              1,530           1,617
Stratos Global Corp.
  9.875% due 2/15/13                                  615             653
                                                                 --------
                                                                    2,664
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $16,356)                                          11,339
-------------------------------------------------------------------------


                                                 SHARES            VALUE
                                                ---------        --------

DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(e)(i)                               76               0
                                                                 --------
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $358)                                                  0
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $117,005)                                        106,601
                                                                 --------

SHORT-TERM INVESTMENTS--2.6%

                                                PAR VALUE          VALUE
                                                ---------        --------

FEDERAL AGENCY SECURITIES(g)--2.6%
FNMA
  1.850% due 7/1/08                                $2,900           2,900
                                                                 --------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,900)                                            2,900
-------------------------------------------------------------------------


TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $119,905)                                        109,501(a)

Other assets and liabilities, net--0.4%                               459
                                                                 --------
NET ASSETS--100.0%                                               $109,960
                                                                 ========

                            PHOENIX HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)







ABBREVIATIONS:
FNMA   Fannie Mae or Federal National Mortgage Association
PIK    Payment-in-Kind Security
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $341 and gross depreciation of $11,246 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $120,406.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $15,513 or 14.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e)    Non-income producing.
(f)    Security in default.
(g)    The rate shown is the discount rate.
(h)    Illiquid security.
(i) Illiquid and restricted security. Security valued at fair value by or under the direction of the Trustees. At June 30, 2008, these securities amounted to a value of $68 or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                            PHOENIX MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               FACE VALUE         VALUE
                                               ----------        --------

FEDERAL AGENCY SECURITIES(d)--16.6%
FFCB
  3.000% due 7/28/08                            $     935        $    934
FHLB
  2.250% due 7/17/08                                1,050           1,049
  2.120% due 7/25/08                                2,000           1,997
  4.250% due 8/25/08                                  550             552
  2.478% due 11/21/08(c)                            2,000           2,000
  4.750% due 12/12/08                               1,780           1,799
  2.800% due 2/6/09                                 1,500           1,500
  2.750% due 2/13/09                                1,500           1,500
  2.800% due 5/6/09                                 2,000           2,000
FHLMC
  3.060% due 7/15/08                                  500             500
FNMA
  2.100% due 7/29/08                                2,230           2,226
-------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $16,057)                                          16,057
-------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(c)(g)--1.3%
SBA (Final Maturity 2/25/23)
  2.750% due 7/1/08                                   249             249
SBA (Final Maturity 1/25/21)
  2.500% due 7/1/08                                    26              26
SBA (Final Maturity 10/25/22)
  2.750% due 7/1/08                                   359             359
SBA (Final Maturity 11/25/21)
  2.875% due 7/1/08                                   288             288
SBA (Final Maturity 2/25/23)
  2.750% due 7/1/08                                   193             193
SBA (Final Maturity 3/25/24)
  2.375% due 7/1/08                                    74              71
SBA (Final Maturity 5/25/21)
  2.750% due 7/1/08                                   112             112
-------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $1,298)                                            1,298
-------------------------------------------------------------------------

COMMERCIAL PAPER(f)--51.0%
ABN-AMRO N.A Finance, Inc.
  2.560% due 8/12/08                                  525             523
  2.600% due 8/12/08                                1,000             997
  2.550% due 8/21/08                                1,700           1,694
  2.550% due 9/8/08                                 1,500           1,493


                                               FACE VALUE         VALUE
                                               ----------        --------

Archer-Daniels-Midland Co.
  2.250% due 7/30/08                            $     900        $    898
  2.250% due 8/13/08                                2,600           2,593
AT&T, Inc.
  2.250% due 7/14/08                                  870             869
  2.230% due 7/15/08                                2,500           2,498
  2.180% due 7/24/08                                1,330           1,328
Bank of America Corp.
  2.450% due 8/1/08                                 2,500           2,495
  2.860% due 8/26/08                                1,000             996
Cargill, Inc.
  2.400% due 7/23/08                                1,105           1,103
  2.480% due 8/15/08                                2,035           2,029
  2.550% due 9/17/08                                1,600           1,591
Cintas Corp. No. 2
  2.500% due 7/1/08                                 1,880           1,880
Coca-Cola Co.
  2.200% due 7/7/08                                 2,300           2,299
Eaton Corp.
  2.200% due 7/17/08                                1,300           1,299
Emerson Electric Co.
  2.250% due 7/10/08                                2,390           2,389
General Electric Capital Corp.
  2.600% due 7/23/08                                2,000           1,997
Govco LLC
  2.610% due 8/14/08                                3,100           3,090
  2.700% due 9/8/08                                 1,500           1,492
Honeywell International
  2.100% due 7/25/08                                1,000             999
International Lease Finance Corp.
  2.830% due 7/3/08                                 2,420           2,420
  2.600% due 7/11/08                                1,890           1,889
Kimberly-Clark Worldwide
  2.200% due 7/23/08                                  500             499
Private Export Funding Corp.
  2.120% due 7/8/08                                 1,440           1,439
  2.120% due 7/24/08                                1,240           1,238
Toyota Motor Credit Corp.
  2.400% due 7/18/08                                2,000           1,998
  2.350% due 8/11/08                                1,710           1,705

                           PHOENIX MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               FACE VALUE         VALUE
                                               ----------        --------

UBS Finance Delaware LLC
  3.000% due 7/31/08                            $   1,435        $  1,431
-------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $49,171)                                          49,171
-------------------------------------------------------------------------

MEDIUM TERM NOTES--30.9%
Abbott Laboratories
  3.500% due 2/17/09                                2,000           2,011
Associates Corp. of North America
  6.250% due 11/1/08                                1,000           1,010
Bank of America Corp.
  3.250% due 8/15/08                                  500             500
Beneficial Corp.
  6.470% due 11/17/08                                 875             885
Citigroup, Inc.
  2.939% due 1/30/09(c)                               400             399
Danske Bank A/S 144A (Denmark)
  2.472% due 1/19/09(b)(c)(e)                       2,000           2,000
Danske Corp. 144A
  3.050% due 4/9/09(b)(c)                           2,500           2,500
General Electric Capital Corp.
  8.500% due 7/24/08(d)                               600             602
  2.876% due 6/15/09(c)                             2,250           2,253
HSBC Finance Corp.
  2.906% due 9/15/08(c)                               700             705
  5.875% due 2/1/09                                   500             507
HSH Nordbank AG NY 144A (Germany)
  2.551% due 9/22/08(b)(c)(e)                       5,000           5,000
ING USA Global Funding Trust
  3.143% due 7/17/09(c)                             2,000           2,000


                                               FACE VALUE         VALUE
                                               ----------        --------

International Lease Finance Corp.
  4.350% due 9/15/08                            $     500        $    501
National Australia Bank Ltd. 144A
  (Australia)
  2.789% due 2/6/09(b)(c)(e)                        2,000           2,000
Nordea Bank AB 144A (Sweden)
  2.438% due 2/6/09(b)(c)(e)                        2,000           2,000
Procter & Gamble International
  Funding
  2.789% due 2/19/09(c)                             1,000           1,000
Procter & Gamble International
  Funding 144A
  5.300% due 7/6/09(b)                                900             920
Royal Bank of Canada 144A (Canada)
  2.871% due 6/15/09(b)(c)(e)                       1,000           1,000
Wells & Fargo Co. 144A
  2.551% due 2/17/09(b)(c)                          2,000           2,000

-------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $29,793)                                          29,793
-------------------------------------------------------------------------


TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $96,319)                                          96,319(a)

Other assets and liabilities, net--0.2%                               187
                                                                 --------
NET ASSETS--100.0%                                               $ 96,506
                                                                 ========


ABBREVIATIONS:
FFCB   Federal Farm Credit Bank
FHLB   Federal Home Loan Bank
FHLM   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA   Fannie Mae or Federal National Mortgage Association
SBA    Small Business Administration

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: At June 30, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $17,420 or 18.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)    The interest rate shown is the coupon rate.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(f)    The rate shown is the discount rate.
(g)    The maturity date shown is the reset date.

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

U.S. GOVERNMENT SECURITIES--1.4%

U.S. TREASURY NOTES--1.4%
U.S. Treasury Note
  3.875% due 5/15/18                          $     1,835      $    1,820
                                                               ----------
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,797)                                            1,820
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--6.8%
FNMA
  5.500% due 4/1/37                                   497             490
  6.000% due 9/1/37                                 1,187           1,199
  5.500% due 11/1/37                                1,342           1,325
  5.500% due 4/1/38                                 2,136           2,109
  5.500% due 5/1/38                                 1,898           1,873
  6.000% due 5/1/38                                   493             498
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                  946             924
FNMA 05-57, CK
  5.000% due 7/25/35                                  391             393
FNMA 05-74, AG
  5.000% due 9/25/35                                  268             270
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,186)                                            9,081
-------------------------------------------------------------------------

MUNICIPAL BONDS--1.7%

MICHIGAN--0.1%
Tobacco Settlement Finance
  Authority Taxable Series A
  7.309% due 6/1/34                                   170             156
                                                               ----------

MINNESOTA--1.2%
State of Minnesota
  5.000% due 8/1/19                                 1,500           1,613
                                                               ----------

SOUTH DAKOTA--0.2%
Educational Enhancement Funding
  Corp. Taxable Series A
  6.720% due 6/1/25                                   257             254
                                                               ----------

VIRGINIA--0.2%
Tobacco Settlement Financing Corp.
  Taxable Series A-1
  6.706% due 6/1/46                                   355             300
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,369)                                            2,323
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.6%
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.980% due 1/15/18(d)                       $       883      $      803
Carmax Auto Owner Trust 07-2, B
  5.370% due 3/15/13                                  350             338
Conseco Finance Securitizations
  Corp. 01-3, A4
  6.910% due 5/1/33(d)                                866             805
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31(b)                               690             613
FMAC Loan Receivables Trust 98-CA,
  A2 144A
  6.660% due 9/15/20(b)                               174             163
Green Tree Financial Corp. 99-2, M2
  7.210% due 12/1/30(d)                               460              37
IndyMac Manufactured Housing
  Contract 98-1, A3
  6.370% due 9/25/28                                  698             649
MASTR Alternative Net Interest
  Margin 06-6, N1 144A
  3.482% due 9/26/46(b)(d)(s)                          83               2
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,771)                                            3,410
-------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--32.5%

AEROSPACE & DEFENSE--1.4%
DRS Technologies, Inc.
  6.625% due 2/1/16                                   500             510
L-3 Communications Corp.
  7.625% due 6/15/12                                  425             430
  6.125% due 1/15/14                                  550             518
L-3 Communications Corp. Series B
  6.375% due 10/15/15                                 250             235
Moog, Inc. 144A
  7.250% due 6/15/18(b)                               100             100
                                                               ----------
                                                                    1,793
                                                               ----------

AIRLINES--2.3%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                                1,546           1,229
Continental Airlines, Inc. 98-1A
  6.648% due 9/15/17                                  414             376

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

AIRLINES--(CONTINUED)
Delta Air Lines, Inc. 00-1
  7.379% due 5/18/10                          $       514      $      496
United Airlines, Inc. 00-2
  7.032% due 10/1/10                                  632             624
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                   333             328
                                                               ----------
                                                                    3,053
                                                               ----------

APPLICATION SOFTWARE--0.2%
Intuit, Inc.
  5.750% due 3/15/17                                  265             249
                                                               ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
BlackRock, Inc.
  6.250% due 9/15/17                                  225             227
Janus Capital Group, Inc.
  6.250% due 6/15/12                                  375             366
                                                               ----------
                                                                      593
                                                               ----------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.
  7.450% due 7/16/31                                  375             220
                                                               ----------

BROADCASTING & CABLE TV--2.6%
Charter Communications Holdings I
  LLC
  11.750% due 5/15/14(d)                              175             108
Charter Communications Holdings I
  LLC/Charter Communications
  Holdings I Capital Corp.
  11.000% due 10/1/15                                 375             278
Comcast Cable Holdings LLC
  7.875% due 8/1/13                                   500             537
COX Communications, Inc.
  5.450% due 12/15/14                                 375             361
DIRECTV Holdings LLC/DIRECTV
  Financing Co., Inc.
  6.375% due 6/15/15                                1,000             942
EchoStar DBS Corp.
  6.625% due 10/1/14                                  600             556
Time Warner Cable, Inc.
  6.750% due 7/1/18                                   350             353
Viacom, Inc.
  6.250% due 4/30/16                                  375             363
                                                               ----------
                                                                    3,498
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

BUILDING PRODUCTS--1.2%
Esco Corp. 144A
  8.625% due 12/15/13(b)                      $       600      $      609
Masco Corp.
  5.850% due 3/15/17                                  540             490
Owens Corning, Inc.
  6.500% due 12/1/16                                  495             452
                                                               ----------
                                                                    1,551
                                                               ----------

CASINOS & GAMING--0.9%
MGM MIRAGE
  8.500% due 9/15/10                                  300             298
Pokagon Gaming Authority 144A
  10.375% due 6/15/14(b)                              117             126
River Rock Entertainment Authority
  (The)
  9.750% due 11/1/11                                  250             251
Seminole Hard Rock Entertainment,
  Inc./Seminole Hard Rock
  International LLC 144A
  5.276% due 3/15/14(b)(d)                             75              63
Station Casinos, Inc.
  6.875% due 3/1/16                                   750             414
                                                               ----------
                                                                    1,152
                                                               ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp.
  7.375% due 1/15/14                                  145             144
                                                               ----------

CONSTRUCTION MATERIALS--0.2%
Building Materials Corp. of America
  7.750% due 8/1/14                                   390             322
                                                               ----------

CONSUMER ELECTRONICS--0.3%
Best Buy Co., Inc. 144A
  6.750% due 7/15/13(b)                               385             390
                                                               ----------

CONSUMER FINANCE--2.9%
Ford Motor Credit Co. LLC
  7.875% due 6/15/10                                  385             332
  8.625% due 11/1/10                                  395             335
  9.875% due 8/10/11                                  345             291
  7.163% due 4/15/12(d)                                55              52
GMAC LLC
  7.250% due 3/2/11                                 1,000             735
  6.875% due 9/15/11                                  400             288
  6.000% due 12/15/11                               1,000             689
Hertz Corp. (The)

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

CONSUMER FINANCE--(CONTINUED)
  8.875% due 1/1/14                           $       350      $      322
  10.500% due 1/1/16                                  100              92
SLM Corp.
  5.450% due 4/25/11                                  300             274
  8.450% due 6/15/18                                  500             480
                                                               ----------
                                                                    3,890
                                                               ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Broadridge Financial Solutions,
  Inc.
  6.125% due 6/1/17                                   525             442
Western Union Co. (The)
  5.930% due 10/1/16                                  560             550
                                                               ----------
                                                                      992
                                                               ----------

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc.
  8.375% due 12/15/14                                 165             168
  7.250% due 5/15/17                                  120             113
                                                               ----------
                                                                      281
                                                               ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
Equifax, Inc.
  6.300% due 7/1/17                                 1,000             952
                                                               ----------

ELECTRIC UTILITIES--0.6%
Allegheny Energy Supply 144A
  8.250% due 4/15/12(b)                               145             152
Midwest Generation LLC Series B
  8.560% due 1/2/16                                   121             125
Northeast Utilities
  5.650% due 6/1/13                                   270             269
Texas Competitive Electric Holdings
  Co. LLC 144A
  10.250% due 11/1/15(b)                              200             197
                                                               ----------
                                                                      743
                                                               ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
General Cable Corp.
  7.125% due 4/1/17                                   500             479
                                                               ----------

ELECTRONIC MANUFACTURING SERVICES--0.5%
Jabil Circuit, Inc. 144A
  8.250% due 3/15/18(b)                               600             602


                                               PAR VALUE         VALUE
                                              -----------      ----------

ELECTRONIC MANUFACTURING SERVICES--(CONTINUED)
Tyco Electronic Group SA
  6.000% due 10/1/12                          $       125      $      126
                                                               ----------
                                                                      728
                                                               ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
  Series B
  5.750% due 2/15/11                                  150             148
                                                               ----------

GAS UTILITIES--0.4%
AmeriGas Partners LP
  7.250% due 5/20/15                                  500             470
                                                               ----------

HEALTH CARE DISTRIBUTORS--0.2%
Viant Holdings, Inc. 144A
  10.125% due 7/15/17(b)                              295             252
                                                               ----------

HEALTH CARE FACILITIES--0.3%
Psychiatric Solutions, Inc.
  7.750% due 7/15/15                                  375             373
                                                               ----------

HEALTH CARE SERVICES--0.3%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                   450             447
                                                               ----------

HEALTH CARE SUPPLIES--0.1%
Bausch & Lomb, Inc. 144A
  9.875% due 11/1/15(b)                               125             126
                                                               ----------

HOTELS, RESORTS & CRUISE LINES--0.8%
Royal Caribbean Cruises Ltd.
  6.875% due 12/1/13                                1,250           1,094
                                                               ----------

HOUSEHOLD PRODUCTS--0.3%
Yankee Acquisition Corp. Series B
  9.750% due 2/15/17                                  535             388
                                                               ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The)
  7.750% due 10/15/15                                 100              99
                                                               ----------

INDUSTRIAL GASES--0.1%
Airgas, Inc. 144A
  7.125% due 10/1/18(b)                               150             152
                                                               ----------

INDUSTRIAL REITs--0.1%
ProLogis
  6.625% due 5/15/18                                  185             183
                                                               ----------

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Qwest Corp.
  6.500% due 6/1/17                           $       215      $      193
Windstream Corp.
  8.625% due 8/1/16                                   500             501
  7.000% due 3/15/19                                  250             228
                                                               ----------
                                                                      922
                                                               ----------

INVESTMENT BANKING & BROKERAGE--1.9%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                   700             732
Goldman Sachs Group, Inc. (The)
  5.950% due 1/18/18                                  300             289
Lehman Brothers Holdings, Inc.
  5.625% due 1/24/13                                  145             137
  6.750% due 12/28/17                                 265             249
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                  500             398
Merrill Lynch & Co., Inc. (Brazil)
  10.710% due 3/8/17(e)                               500(h)          246
Morgan Stanley 144A (Brazil)
  10.090% due 5/3/17(b)(e)                          1,000(h)          470
                                                               ----------
                                                                    2,521
                                                               ----------

LEISURE FACILITIES--0.0%
Scientific Games Corp. 144A
  7.875% due 6/15/16(b)                                55              55
                                                               ----------

LEISURE PRODUCTS--0.2%
Hasbro, Inc.
  6.300% due 9/15/17                                  275             272
                                                               ----------

LIFE SCIENCES TOOLS & SERVICES--0.5%
Fisher Scientific International,
  Inc.
  6.750% due 8/15/14                                  600             615
                                                               ----------

MORTGAGE REITs--0.6%
iStar Financial, Inc. Series B
  5.950% due 10/15/13                               1,000             821
                                                               ----------

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc.
  6.875% due 5/1/12                                   370             379
                                                               ----------

OFFICE ELECTRONICS--0.3%
Xerox Corp.
  6.750% due 2/1/17                                   350             353
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc.
  144A
  9.500% due 1/15/16(b)                       $       200      $      206
                                                               ----------

OIL & GAS EXPLORATION & PRODUCTION--1.4%
Petropower I Funding Trust 144A
  7.360% due 2/15/14(b)                               658             642
Plains Exploration & Production Co.
  7.750% due 6/15/15                                  400             405
Southwestern Energy Co. 144A
  7.500% due 2/1/18(b)                                350             362
Swift Energy Co.
  7.625% due 7/15/11                                  500             500
                                                               ----------
                                                                    1,909
                                                               ----------

OIL & GAS REFINING & MARKETING--0.3%
Tesoro Corp.
  6.500% due 6/1/17                                   480             433
                                                               ----------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Buckeye Partners LP
  6.050% due 1/15/18                                  225             221
Kinder Morgan Management Co.
  5.700% due 1/5/16                                   400             358
                                                               ----------
                                                                      579
                                                               ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.6%
Bank of America Corp.
  8.000% due 12/29/49(d)                              375             352
Citigroup, Inc.
  5.500% due 4/11/13                                  365             357
Glencore Funding LLC 144A
  6.000% due 4/15/14(b)                             1,000             956
JPMorgan Chase & Co. Series 1
  7.900% due 12/31/49(d)                              247             232
National Rural Utilities
  Cooperative Finance Corp.
  5.500% due 7/1/13                                   200             203
                                                               ----------
                                                                    2,100
                                                               ----------

PACKAGED FOODS & MEATS--0.3%
Tyson Foods, Inc.
  6.850% due 4/1/16                                   400             365
                                                               ----------

PAPER PACKAGING--0.4%
Jefferson Smurfit Corp.
  8.250% due 10/1/12                                  135             118

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

PAPER PACKAGING--(CONTINUED)
Plastipak Holdings, Inc. 144A
  8.500% due 12/15/15(b)                      $       500      $      465
                                                               ----------
                                                                      583
                                                               ----------

PAPER PRODUCTS--0.3%
Verso Paper Holdings LLC/Verso
  Paper, Inc. Series B
  11.375% due 8/1/16                                  375             357
                                                               ----------

PUBLISHING--0.6%
Donnelley (R.H.) Corp. 144A
  11.750% due 5/15/15(b)                              275             165
Idearc, Inc.
  8.000% due 11/15/16                                 500             317
Reader's Digest Association, Inc.
  (The) 144A
  9.000% due 2/15/17(b)                               500             367
                                                               ----------
                                                                      849
                                                               ----------

REGIONAL BANKS--0.7%
First Tennessee Bank
  2.832% due 1/23/09(d)                               126             123
  2.779% due 5/18/09(d)                               110             105
PNC Financial Services
  8.250% due 5/29/49(d)                               350             350
Sovereign Bancorp, Inc.
  8.750% due 5/30/18                                  400             382
                                                               ----------
                                                                      960
                                                               ----------

RESTAURANTS--0.0%
Outback Steakhouse, Inc. 144A
  10.000% due 6/15/15(b)                               50              33
                                                               ----------

SPECIALIZED CONSUMER SERVICES--0.2%
Mobile Mini, Inc.
  6.875% due 5/1/15                                   250             216
                                                               ----------

SPECIALIZED REITs--1.3%
Health Care REIT, Inc.
  5.875% due 5/15/15                                1,000             931
Host Hotels & Resorts LP
  6.875% due 11/1/14                                  400             370
Realty Income Corp.
  6.750% due 8/15/19                                  425             401
                                                               ----------
                                                                    1,702
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

STEEL--0.2%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12(b)                       $       225      $      226
                                                               ----------

TOBACCO--1.1%
Reynolds American, Inc.
  7.300% due 7/15/15                                  500             514
  7.625% due 6/1/16                                   375             393
UST, Inc.
  5.750% due 3/1/18                                   500             498
                                                               ----------
                                                                    1,405
                                                               ----------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc.
  Series D
  7.375% due 8/1/15                                   650             540
                                                               ----------
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $47,121)                                          43,163
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--6.4%
American Home Mortgage Assets 07-2,
  M4
  3.013% due 3/25/47(d)(r)                            644              78
American Tower Trust L 07-1A, C
  144A
  5.615% due 4/15/37(b)                               750             651
Bear Stearns Commercial Mortgage
  Securities 07-PW18, AM
  6.084% due 6/11/50(d)                               725             672
Bear Stearns Structured Products,
  Inc. 04-15, A2 144A
  0.000% due 11/27/34(b)                               29              28
Bear Stearns Structured Products,
  Inc. 05-10 144A
  4.982% due 4/26/35(b)(d)                            300             286
Bear Stearns Structured Products,
  Inc. 05-20N, B 144A
  5.983% due 10/25/45(b)(d)                           750             544
Chase Mortgage Finance Corp. 06-A1,
  4A1
  6.044% due 9/25/36(d)                             1,106           1,047
Citicorp Mortgage Securities, Inc.
  06-7, 1A1
  6.000% due 12/25/36                                 908             874
Crown Castle Towers LLC 05-1A, B
  144A
  4.878% due 6/15/35(b)                               500             488
First Horizon Asset Securities,
  Inc. 05-AR1, 2A1
  5.001% due 4/25/35(d)                               573             557

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

IndyMac Index Mortgage Loan Trust
  06-AR25, 3A1
  6.365% due 9/25/36(d)                       $       972      $      769
Lehman Brothers - UBS Commercial
  Mortgage Trust  05-C3, AM
  4.794% due 7/15/40                                  350             325
Lehman Brothers-UBS Commercial
  Mortgage Trust 07-C2, H 144A
  6.180% due 2/15/40(b)(d)                            850             403
MASTR Resecuritization Trust 05-1
  144A
  5.000% due 10/28/34(b)                              297             262
Residential Accredit Loans, Inc.
  02-QS12, B1
  6.250% due 9/25/32                                  383             148
Timberstar Trust 06-1, C 144A
  5.884% due 10/15/36(b)                            1,000             864
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                  527             503
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,616)                                           8,499
-------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--13.2%

AUSTRALIA--3.0%
Commonwealth of Australia Series 909
  7.500% due 9/15/09                                4,135(g)        3,990
                                                               ----------

BRAZIL--2.3%
Federative Republic of Brazil
  12.500% due 1/5/16                                1,499(h)          928
  12.500% due 1/5/22                                1,125(h)          694
  10.250% due 1/10/28                               1,800(h)          962
  11.000% due 8/17/40                                 340             450
                                                               ----------
                                                                    3,034
                                                               ----------

COLOMBIA--0.2%
Republic of Colombia
  12.000% due 10/22/15                            600,000(i)          303
                                                               ----------

Egypt--0.5%
Arab Republic of Egypt Series 364
  0% due 11/4/08                                    3,725(j)          673
                                                               ----------

INDONESIA--0.3%
Republic of Indonesia Series FR-23
  11.000% due 12/15/12                          3,500,000(k)          354
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

NEW ZEALAND--0.7%
Commonwealth of New Zealand Series 708
  6.000% due 7/15/08                                1,320(l)   $    1,005
                                                               ----------

NORWAY--0.9%
Kingdom of Norway
  5.500% due 5/15/09                                6,400(m)        1,247
                                                               ----------

PERU--0.2%
Republic of Peru
  12.250% due 8/10/11                                 650(n)          262
                                                               ----------

PHILIPPINES--0.7%
Republic of Philippines
  7.750% due 1/14/31                               $  850             885
                                                               ----------

RUSSIA--0.1%
Russian Federation RegS
  7.500% due 3/31/30(d)(f)                            148             166
                                                               ----------

SINGAPORE--0.7%
Republic of Singapore
  2.500% due 10/1/12                                1,250(p)          923
                                                               ----------

SWEDEN--0.2%
Kingdom of Sweden Series 1043
  5.000% due 1/28/09                                1,565(q)          261
                                                               ----------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago
  RegS
  9.875% due 10/1/09(f)                               135             144
                                                               ----------

TURKEY--0.6%
Republic of Turkey
  11.500% due 1/23/12                                 450             517
  7.250% due 3/15/15                                  250             248
                                                               ----------
                                                                      765
                                                               ----------

UKRAINE--0.2%
Republic of Ukraine 144A
  6.580% due 11/21/16(b)                              250             222
                                                               ----------

VENEZUELA--2.5%
Republic of Venezuela
  9.250% due 9/15/27                                1,315           1,237

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

VENEZUELA--(CONTINUED)
Republic of Venezuela RegS
  5.375% due 8/7/10(f)                        $     2,260      $    2,145
                                                               ----------
                                                                    3,382
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $17,101)                                          17,616
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--16.5%

AUSTRALIA--0.4%
Rio Tinto Finance USA Ltd.
  6.500% due 7/15/18                                  600             603
                                                               ----------

BRAZIL--0.5%
Usiminas Commercial Ltd. 144A
  7.250% due 1/18/18(b)                               180             190
Vale Overseas Ltd.
  6.250% due 1/11/16                                  500             491
                                                               ----------
                                                                      681
                                                               ----------

CANADA--1.4%
Canadian National Resources Ltd.
  5.900% due 2/1/18                                   300             299
Catalyst Paper Corp.
  7.375% due 3/1/14                                   750             559
EnCana Corp.
  5.900% due 12/1/17                                  240             242
Petro-Canada
  6.050% due 5/15/18                                  140             138
Rogers Wireless Communications,
  Inc.
  6.375% due 3/1/14                                   575             576
Videotron Ltd. 144A
  9.125% due 4/15/18(b)                                82              86
                                                               ----------
                                                                    1,900
                                                               ----------

CHILE--0.3%
Empresa Nacional de Electricidad SA
  8.350% due 8/1/13                                   350             387
                                                               ----------

CHINA--0.3%
China Properties Group Ltd. 144A
  9.125% due 5/4/14(b)                                500             341
                                                               ----------

CYPRUS--0.4%
ABH Financial Ltd. (Alfa Markets
  Ltd.) 144A
  8.200% due 6/25/12(b)                               150             146


                                               PAR VALUE         VALUE
                                              -----------      ----------

CYPRUS--(CONTINUED)
Alfa MTN Invest Ltd. 144A
  9.250% due 6/24/13(b)                       $       350      $      349
                                                               ----------
                                                                      495
                                                               ----------

GERMANY--0.3%
Deutsche Bank AG
  4.875% due 5/20/13                                  100              99
E.ON International Finance BV 144A
  5.800% due 4/30/18(b)                               325             319
                                                               ----------
                                                                      418
                                                               ----------

INDIA--0.2%
ICICI Bank Ltd. 144A
  6.375% due 4/30/22(b)(d)                            375             337
                                                               ----------

INDONESIA--0.6%
Majapahit Holding BV 144A
  7.250% due 6/28/17(b)                               825             742
                                                               ----------

ISRAEL--0.2%
Israel Electric Corp., Ltd. 144A
  7.250% due 1/15/19(b)                               200             204
                                                               ----------

ITALY--0.3%
Telecom Italia Capital SA
  6.999% due 6/4/18                                   350             354
                                                               ----------

JAPAN--0.5%
Resona Bank Ltd. 144A
  5.850% due 9/29/49(b)(d)                            750             646
                                                               ----------

KAZAKHSTAN--1.1%
Kazkommerts International BV RegS
  8.000% due 11/3/15(f)                               250             207
KazMunaiGaz Finance Sub BV 144A
  9.125% due 7/2/18(b)                                400             400
TengizChevroil Finance Co. S.A.R.L.
  144A
  6.124% due 11/15/14(b)                              929             898
                                                               ----------
                                                                    1,505
                                                               ----------

LUXEMBOURG--0.2%
ArcelorMittal 144A
  6.125% due 6/1/18(b)                                280             277
                                                               ----------

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

MALAYSIA--0.6%
Malaysia International Shipping
  Corp. Capital Ltd. 144A
  6.125% due 7/1/14(b)                        $       750      $      768
                                                               ----------

RUSSIA--4.4%
European Bank for Reconstruction &
  Development
  6.000% due 2/14/12                               28,400(o)        1,172
Evraz Group SA 144A
  8.875% due 4/24/13(b)                               100             101
  9.500% due 4/24/18(b)                               205             206
Gaz Capital SA 144A
  8.146% due 4/11/18(b)                               100             108
Gazprom International SA 144A
  7.201% due 2/1/20(b)                                856             856
Gazprom OAO (Gaz Capital SA) 144A
  6.212% due 11/22/16(b)                              935             876
  6.510% due 3/7/22(b)                                315             283
International Bank For
  Reconstruction & Development
  5.750% due 6/25/10                               15,100(o)          644
OJSC AK Transneft
  (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                                390             365
OJSC Vimpel Communications (UBS
  Luxembourg SA) 144A
  8.375% due 10/22/11(b)                              500             508
Russian Agricultural Bank OJSC
  (RSHB Capital SA) 144A
  6.299% due 5/15/17(b)                               380             352
TNK-BP Finance SA 144A
  7.500% due 3/13/13(b)                               325             322
                                                               ----------
                                                                    5,793
                                                               ----------

SINGAPORE--0.3%
UOB Cayman Ltd. 144A
  5.796% due 12/29/49(b)(d)                           500             455
                                                               ----------

SOUTH KOREA--0.9%
Korea Development Bank
  5.300% due 1/17/13                                  187             186
Woori Bank 144A
  6.125% due 5/3/16(b)(d)                           1,000             969
                                                               ----------
                                                                    1,155
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

UNITED ARAB EMIRATES--0.6%
Abu Dhabi National Energy Co. 144A
  5.875% due 10/27/16(b)                      $       825      $      810
                                                               ----------

UNITED KINGDOM--1.1%
HBOs plc 144A
  6.750% due 5/21/18(b)                               115             110
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                               500             331
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                                375             342
Vedanta Resources plc 144A
  9.500% due 7/18/18(b)                               375             374
Vodafone Group plc
  6.150% due 2/27/37                                  375             344
                                                               ----------
                                                                    1,501
                                                               ----------

UNITED STATES--1.4%
Freeport-McMoRan Copper & Gold,
  Inc.
  6.875% due 2/1/14                                   320             332
GTL Trade Finance, Inc. 144A
  7.250% due 10/20/17(b)                              545             548
Nova Chemicals Corp.
  5.953% due 11/15/13(d)                            1,125             962
                                                               ----------
                                                                    1,842
                                                               ----------

VENEZUELA--0.5%
Petroleos de Venezuela S.A. RegS
  5.250% due 4/12/17(f)                               950             663
                                                               ----------
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $23,092)                                          21,877
-------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                                  300             271
                                                               ----------
-------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $270)                                                271
-------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS--0.2%

BRAZIL--0.2%
Vale Capital Ltd. Cv. Pfd. 5.500%                       4             270
                                                               ----------

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

-------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $200)                                                270
-------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(d)--16.3%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
  4.250% due 3/31/14                          $       125      $      120
                                                               ----------

APPAREL RETAIL--0.2%
HBI Branded Apparel Ltd., Inc.
  Tranche 2
  6.994% due 3/5/14                                   200             199
                                                               ----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Totes Isotoner Corp. Tranche 2
  8.630% due 1/16/14                                  500             413
                                                               ----------

AUTO PARTS & EQUIPMENT--0.4%
Mark IV Industries, Inc. Tranche 2
  11.490% due 12/19/11                                175              74
Mark IV Industries, Inc. Tranche B
  7.410% due 6/21/11                                  562             416
                                                               ----------
                                                                      490
                                                               ----------

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. Tranche B
  5.800% due 12/15/13                                 371             301
General Motors Corp. Tranche B
  7.615% due 11/29/13                                 244             208
                                                               ----------
                                                                      509
                                                               ----------

BROADCASTING & CABLE TV--0.6%
Charter Communications Operating
  LLC Tranche
  5.260% due 3/6/14                                   741             652
MCC Georgia LLC Tranche E
  6.808% due 1/1/16                                    80              80
                                                               ----------
                                                                      732
                                                               ----------

COMMODITY CHEMICALS--0.5%
Celanese Holdings LLC Tranche B
  4.188% due 3/30/14                                  746             709
                                                               ----------

COMMUNICATIONS EQUIPMENT--0.5%
CommScope, Inc. Tranche B
  5.184% due 12/27/14                                 678             654
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

CONSUMER FINANCE--0.2%
Hertz Corp. Letter of Credit
  2.599% due 12/21/12                         $        50      $       48
Hertz Corp. Tranche B
  4.223% due 12/21/12                                 235             223
                                                               ----------
                                                                      271
                                                               ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
First Data Corp. Tranche B1
  7.500% due 9/24/14                                  399             368
First Data Corp. Tranche B3
  7.607% due 9/24/14                                  496             460
Reynolds & Reynolds Co. (The)
  Tranche FL
  4.383% due 10/24/12                                 290             277
                                                               ----------
                                                                    1,105
                                                               ----------

DEPARTMENT STORES--0.9%
Neiman-Marcus Group, Inc. (The)
  Tranche
  4.758% due 4/6/13                                 1,213           1,159
                                                               ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
  3.180% due 1/26/14                                   10              10
ARAMARK Corp. Tranche B
  4.571% due 1/26/14                                  158             148
                                                               ----------
                                                                      158
                                                               ----------

ELECTRIC UTILITIES--0.3%
Texas Competitive Electric Holdings
  Co. LLC Tranche B2
  6.537% due 10/10/14                                 263             244
Texas Competitive Electric Holdings
  Co. LLC Tranche B3
  8.380% due 10/10/14                                 140             130
                                                               ----------
                                                                      374
                                                               ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Baldor Electric Co. Tranche
  4.688% due 1/31/14                                  334             323
                                                               ----------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Metrologic Instruments, Inc.
  Tranche
  5.700% due 12/21/13                                 246             245
                                                               ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
  Letter of Credit A
  4.600% due 3/28/14                                  122             121

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
Allied Waste North America, Inc.
  Tranche B
  4.422% due 3/28/14                          $       206      $      204
                                                               ----------
                                                                      325
                                                               ----------

HEALTH CARE FACILITIES--1.1%
HCA, Inc. Tranche  A
  7.040% due 11/18/12                                 111             104
HCA, Inc. Tranche B
  4.946% due 11/18/13                                 429             403
Health Management Associates, Inc.
  Tranche B
  4.446% due 2/28/14                                  189             176
Healthsouth Corp. Tranche
  6.944% due 3/10/13                                  553             524
LifePoint Hospitals, Inc. Tranche B
  4.710% due 4/15/12                                  234             228
                                                               ----------
                                                                    1,435
                                                               ----------

HEALTH CARE SERVICES--0.1%
Psychiatric Solutions, Inc. Tranche
  5.960% due 7/1/12                                   175             169
                                                               ----------

HEALTH CARE SUPPLIES--0.4%
Bausch & Lomb, Inc. Tranche B
  5.946% due 4/26/15                                  398             391
Bausch & Lomb, Inc. Tranche DD
  5.946% due 4/26/15                                  100              98
                                                               ----------
                                                                      489
                                                               ----------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
  4.755% due 2/6/14                                   139             127
                                                               ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
NRG Energy, Inc. Letter of Credit
  2.596% due 2/1/13                                   669             637
NRG Energy, Inc. Tranche B
  4.963% due 2/1/13                                   233             222
                                                               ----------
                                                                      859
                                                               ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Level 3 Communications, Inc.
  Tranche B
  4.964% due 3/13/14                                   90              83
NTELOS, Inc. Tranche B1
  5.195% due 8/24/11                                  456             446


                                               PAR VALUE         VALUE
                                              -----------      ----------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Time Warner Telecom Holdings, Inc.
  Tranche B
  4.870% due 1/7/13                           $       744      $      717
                                                               ----------
                                                                    1,246
                                                               ----------

LEISURE FACILITIES--0.3%
AMF Bowling Worldwide, Inc.
  Tranche B
  5.343% due 5/17/13                                  520             420
                                                               ----------

METAL & GLASS CONTAINERS--0.3%
Anchor Glass Container Corp.
  7.750% due 6/1/13                                   385             380
                                                               ----------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group, Inc.
  Tranche
  4.786% due 7/1/13                                   197             192
                                                               ----------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
ATP Oil & Gas Corp. Tranche 1
  8.711% due 3/1/10                                   430             419
ATP Oil & Gas Corp. Tranche 2
  8.711% due 3/1/10                                   245             239
                                                               ----------
                                                                      658
                                                               ----------

PAPER PRODUCTS--1.8%
Boise Paper Holdings LLC Tranche
  11.000% due 2/22/15                               1,100           1,048
Georgia-Pacific Corp. Tranche A
  4.623% due 12/20/10                                 360             347
Georgia-Pacific Corp. Tranche B1
  4.690% due 12/20/12                                 658             621
NewPage Corp. Tranche B
  6.313% due 12/21/14                                 424             422
                                                               ----------
                                                                    2,438
                                                               ----------

PUBLISHING--0.7%
Idearc, Inc. Tranche B
  4.780% due 11/17/14                                 985             792
Tribune Co. Tranche B
  5.542% due 6/4/14                                   213             162
                                                               ----------
                                                                      954
                                                               ----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Tropicana Entertainment LLC
  Tranche B
  8.500% due 1/3/12                                    83              81
                                                               ----------

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

RESTAURANTS--0.3%
Burger King Corp. Tranche B1
  4.250% due 6/30/12                          $       364      $      361
                                                               ----------

SEMICONDUCTORS--0.4%
Freescale Semiconductor, Inc.
  Tranche
  6.891% due 12/1/13                                  618             562
                                                               ----------

SPECIALIZED FINANCE--1.0%
Sungard Data Systems, Inc.
  Tranche B
  6.898% due 2/28/14                                1,411           1,339
                                                               ----------

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
  5.112% due 12/16/11                                 121             117
                                                               ----------

WIRELESS TELECOMMUNICATION SERVICES--1.5%
ALLTEL Communications, Inc.
  Tranche B2
  5.550% due 5/15/15                                  174             172
ALLTEL Communications, Inc.
  Tranche B3
  5.866% due 5/15/15                                  372             371
Cricket Communications, Inc.
  Tranche B
  5.696% due 6/16/13                                  613             605
MetroPCS Wireless, Inc. Tranche B
  5.063% due 2/20/14                                  948             907
                                                               ----------
                                                                    2,055
-------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $23,126)                                          21,668
-------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(d)--0.5%

GERMANY--0.5%
Fresenius Medical Care AG & Co.
  KGaA Tranche B
  4.113% due 3/31/13                                  676             658
                                                               ----------
-------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $676)                                                658
-------------------------------------------------------------------------

                                                SHARES           VALUE
                                              -----------      ----------

DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(c)(r)(u)         137,550               0
                                                               ----------

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(c)(s)(u)                       3,650               0
                                                               ----------
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $732)                                                  0
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $140,057)                                        130,656
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

SHORT-TERM INVESTMENTS--0.2%

COMMERCIAL PAPER(t)--0.2%
NetJets, Inc.
  2.300% due 7/1/08                                  $300      $      300
                                                               ----------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $300)                                                300
-------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $140,357)                                        130,956(a)

Other assets and liabilities, net--1.5%                             1,970
                                                               ----------
NET ASSETS--100.0%                                             $  132,926
                                                               ==========

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)








ABBREVIATIONS:
FNMA   Fannie Mae or Federal National Mortgage Association
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $214 and gross depreciation of $9,864 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $140,606.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $24,861 or 18.7% of net assets.
(c)    Non-income producing.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g)    Par value represents Australian Dollar (reported in 000s).
(h)    Par value represents Brazilian Real (reported in 000s).
(i)    Par value represents Colombian Peso (reported in 000s).
(j)    Par value represents Egyptian pound (reported in 000s).
(k)    Par Value represents Indonesian Rupiah (reported in 000s).
(l)    Par value represents New Zealand Dollar (reported in 000s).
(m)    Par value represents Norwegian Krone (reported in 000s).
(n)    Par value represents Peruvian Neuvo Sol (reported in 000s).
(o)    Par value represents Russian Ruble (reported in 000s).
(p)    Par value represents Singapore Dollar (reported in 000s).
(q)    Par value represents Swedish Krona (reported in 000s).
(r)    Illiquid security.
(s) Illiquid and restricted security. At June 30, 2008, these securities amounted to a value of $2 or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(t)    The rate shown is the discount rate.
(u) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE         VALUE
                                                ---------      ----------

U.S. GOVERNMENT SECURITIES--0.2%

U.S. TREASURY NOTES--0.2%
U.S. Treasury Note
  3.125% due 4/30/13                            $   4,500      $    4,462
                                                               ----------
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $4,443)                                            4,462
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--15.4%
FHLMC
  6.000% due 8/1/34                                 2,050           2,078
  6.000% due 2/1/38                                27,628          27,938
FNMA
  5.500% due 1/1/17                                   804             818
  6.000% due 5/1/17                                   226             233
  5.500% due 8/1/17                                   140             143
  4.500% due 4/1/18                                 1,647           1,610
  5.000% due 4/1/18                                 1,571           1,569
  5.000% due 10/1/19                                2,852           2,841
  5.500% due 2/1/20                                   908             918
  5.500% due 3/1/20                                 1,167           1,181
  5.500% due 3/1/20                                   446             451
  5.500% due 3/1/20                                 1,059           1,071
  5.500% due 3/1/20                                 2,050           2,074
  5.500% due 4/1/20                                 1,672           1,692
  5.000% due 6/1/20                                 4,756           4,727
  5.000% due 8/1/20                                 5,827           5,791
  6.000% due 3/13/23                               11,875          11,883
  6.000% due 12/1/32                                  317             322
  5.500% due 2/1/33                                   670             665
  5.500% due 5/1/34                                 2,802           2,773
  6.000% due 8/1/34                                 1,634           1,658
  6.000% due 8/1/34                                 2,147           2,178
  5.500% due 10/1/34                                2,625           2,598
  6.000% due 10/1/34                                1,402           1,420
  6.000% due 10/1/34                                2,244           2,273
  5.500% due 11/1/34                                2,992           2,961
  5.500% due 11/1/34                                2,151           2,129
  6.000% due 11/1/34                                2,789           2,824
  5.500% due 12/1/34                                1,652           1,631
  5.500% due 1/1/35                                 3,380           3,345
  5.500% due 1/1/35                                 2,878           2,848
  5.500% due 2/1/35                                 3,066           3,034
  5.500% due 3/1/35                                 3,101           3,066


                                                PAR VALUE         VALUE
                                                ---------      ----------

  5.500% due 4/1/35                             $   3,539        $  3,502
  5.500% due 6/1/36                                 9,275           9,159
  6.500% due 8/1/36                                 9,766          10,068
  6.000% due 10/1/36                                5,365           5,420
  6.000% due 1/1/37                                 4,101           4,143
  6.000% due 1/1/37                                 2,352           2,376
  5.500% due 2/1/37                                 6,934           6,847
  5.500% due 2/1/37                                 3,797           3,747
  5.500% due 4/1/37                                 4,188           4,133
  5.500% due 7/1/37                                    24              24
  6.000% due 7/1/37                                 1,448           1,463
  6.000% due 9/1/37                                14,049          14,189
  5.500% due 11/1/37                               13,394          13,218
  6.000% due 12/1/37                                5,898           5,958
  5.500% due 2/1/38                                 7,410           7,312
  6.000% due 2/1/38                                 7,590           7,667
  6.000% due 2/1/38                                 5,122           5,173
  6.000% due 2/1/38                                 8,311           8,395
  5.500% due 4/1/38                                29,304          28,919
  6.000% due 4/1/38                                 4,500           4,545
  5.500% due 5/1/38                                 3,996           3,943
  6.000% due 5/1/38                                10,099          10,201
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                9,563           9,332
FNMA 05-57, CK
  5.000% due 7/25/35                                2,967           2,984
FNMA 05-65, DK
  5.000% due 8/25/35                                2,243           2,257
FNMA 05-65, PJ
  5.000% due 8/25/35                                4,476           4,507
FNMA 05-74, AG
  5.000% due 9/25/35                                1,953           1,967
GNMA
  6.500% due 7/15/31                                   53              55
  6.500% due 8/15/31                                  142             148
  6.500% due 11/15/31                                 104             108
  6.500% due 2/15/32                                   58              60
  6.500% due 4/15/32                                  144             150

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE        VALUE
                                                ---------      ----------

6.500% due 4/15/32                              $     144      $      150
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $286,681)                                        284,863
-------------------------------------------------------------------------

MUNICIPAL BONDS--3.5%

CALIFORNIA--0.1%
Fresno County Pension Obligation
  Taxable (FGIC Insured)
  6.060% due 8/15/09                                1,915           1,958
                                                               ----------

COLORADO--0.6%
Colorado Department of Transportation
  Revenue, Prerefunded 6/15/10
  @100.50 (AMBAC Insured)
  6.000% due 6/15/11                                9,675          10,318
                                                               ----------

CONNECTICUT--0.2%
Mashantucket Western Pequot Tribe
  Taxable Series A 144A (MBIA
  Insured)
  6.910% due 9/1/12 (b)                             3,890           3,907
                                                               ----------

KENTUCKY--0.3%
Kentucky State Property & Buildings
  Commission (FSA Insured)
  5.250% due 10/1/13                                5,750           6,225
                                                               ----------

NEW YORK--0.4%
New York State Dormitory Authority
  Higher Education Taxable Series B
  3.350% due 12/15/09                               1,610           1,611
Sales Tax Asset Receivable Corp.
  Taxable Series B (FGIC Insured)
  3.830% due 10/15/09                               5,000           5,025
                                                               ----------
                                                                    6,636
                                                               ----------

PENNSYLVANIA--0.3%
Philadelphia School District
  Taxable Series C (FSA Insured)
  4.110% due 7/1/08                                 2,470           2,470
  4.200% due 7/1/09                                 2,570           2,582
  4.430% due 7/1/11                                 1,015           1,006
                                                               ----------
                                                                    6,058
                                                               ----------


                                                PAR VALUE        VALUE
                                                ---------      ----------

SOUTH DAKOTA--0.0%
Educational Enhancement Funding
  Corp. Taxable Series A
  6.720% due 6/1/25                             $     130      $      129
                                                               ----------

TEXAS--1.3%
Houston Independent School
  District, Prerefunded 7/15/11
  @100 (FSA Insured)
  5.500% due 7/15/18                                9,675          10,345
State of Texas Public Finance
  Authority
  5.000% due 10/1/12                               12,950          13,772
                                                               ----------
                                                                   24,117
                                                               ----------

VIRGINIA--0.2%
Tobacco Settlement Financing Corp.
  Taxable Series A-1
  6.706% due 6/1/46                                 4,965           4,185
                                                               ----------

WASHINGTON--0.1%
Washington State Housing Trust Fund
  Taxable Series T
  5.000% due 7/1/08                                 1,000           1,000
                                                               ----------
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $65,200)                                          64,533
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.5%
AmeriCredit Automobile Receivables
  Trust 06-RM, A2
  5.420% due 8/8/11                                 6,251           6,153
AmeriCredit Automobile Receivables
  Trust 07-CM, A3A
  5.420% due 5/7/12                                 7,000           6,787
Amerifirst Home Improvement Finance
  Trust 06-1
  6.482% due 7/17/17(c)                             4,404           4,382
Banc of America Securities Auto
  Trust 06-G1, B
  5.340% due 2/18/11                                4,855           4,836
Bayview Financial Acquisition Trust
  06-B, 1A2
  5.800% due 4/28/36(c)                             4,000           3,800
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.980% due 1/15/18(c)                             2,987           2,717
Capital Auto Receivables Asset
  Trust 06-1, D 144A
  7.160% due 1/15/13(b)                             2,000           2,012

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE        VALUE
                                                ---------      ----------

Capital One Auto Finance Trust
  06-A, A3
  5.330% due 11/15/10                           $   1,613      $    1,604
Carmax Auto Owner Trust 05-1, C
  4.820% due 10/15/11                               4,135           4,130
Carmax Auto Owner Trust 07-2, B
  5.370% due 3/15/13                                3,199           3,087
Chase Funding Mortgage Loan
  Asset-Backed Certificates 04-1,
  1A4
  4.111% due 8/25/30                                3,356           3,261
Citicorp Residential Mortgage
  Securities, Inc. 07-2, A4
  6.538% due 6/25/37(c)                             5,000           4,800
Conseco Finance Securitizations
  Corp. 01-3, A4
  6.910% due 5/1/33(c)                             12,965          12,064
Conseco Finance Securitizations
  Corp. 02-2, A2
  6.030% due 3/1/33(c)                              2,103           2,012
Credit Based Asset Servicing and
  Securitization LLC 07-CB1, AF2
  5.721% due 1/25/37(c)                             5,000           4,480
Daimler Chrysler Auto Trust 08-B,
  A4A
  5.320% due 11/10/14                               4,820           4,850
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31(b)                             6,345           5,633
FMAC Loan Receivables Trust 98-CA,
  A2 144A
  6.660% due 9/15/20(b)                             4,809           4,520
GMAC Mortgage Corp. Loan Trust
  05-HE2, A3
  4.622% due 11/25/35(c)                            1,268           1,168
GMAC Mortgage Corp. Loan Trust
  06-HE2, A3
  6.320% due 5/25/36                               11,335           5,828
Great America Leasing Receivables
  05-1, A4 144A
  4.970% due 8/20/10(b)                             6,700           6,724
Green Tree Financial Corp. 99-2, M2
  7.210% due 12/1/30(c)                             2,247             179
Home Equity Asset Trust 06-7, A
  144A
  6.000% due 2/25/37(b)(r)                          2,119              11
Hyundai Auto Receivables Trust
  06-A, D
  5.520% due 11/15/12                               2,928           2,927
Hyundai Auto Receivables Trust
  08-A, A3
  4.930% due 12/17/12                               6,800           6,799
IndyMac Manufactured Housing
  Contract 98-1, A3
  6.370% due 9/25/28                                2,408           2,240


                                                PAR VALUE        VALUE
                                                ---------      ----------

Long Grove Collateral Loan
  Obligation Ltd. 04-1A, C 144A
  5.038% due 5/25/16(b)(c)                      $   1,600      $    1,246
Long Grove Collateral Loan
  Obligation Ltd. 04-1A, D 144A
  9.388% due 5/25/16(b)(c)                            500             406
MASTR Alternative Net Interest
  Margin 06-6, N1 144A
  3.482% due 9/26/46(b)(c)(r)                       1,132              23
Merrill Auto Trust Securitization
  07-1, B
  5.790% due 12/15/13                               6,197           6,028
Renaissance Home Equity Loan Trust
  05-3, AF4
  5.140% due 11/25/35(c)                            5,380           5,224
Renaissance Home Equity Loan Trust
  06-2, AF4
  6.115% due 8/25/36(c)                             5,640           4,971
Renaissance Net Interest Margin
  Trust 07-2, N 144A
  8.353% due 6/25/37(b)                             1,718             430
Residential Funding Mortgage
  Securities II, Inc. 04-HI3, A4
  4.630% due 1/25/20                                2,420           2,338
Residential Funding Mortgage
  Securities II, Inc. 05-HI2, A3
  4.460% due 5/25/35                                1,157           1,151
Residential Funding Mortgage
  Securities II, Inc. 06-HI2, A3
  5.790% due 2/25/36                                1,510           1,164
Residential Funding Mortgage
  Securities II, Inc. 07-HI1, A2
  5.640% due 3/25/37                               10,000           7,412
Residential Funding Mortgage
  Securities II, Inc. 07-HSA3, AI2
  5.890% due 5/25/37(c)                             7,340           5,768
Soundview Home Equity Loan Trust
  05-CTX1, A3
  5.322% due 11/25/35(c)                            3,900           3,872
Structured Asset Securities Corp.
  05-7XS, 1A2B
  5.270% due 4/25/35(c)                             7,161           7,061
Vanderbuilt Acquisition Loan Trust
  02-1, A3
  5.700% due 9/7/23(c)                                133             132

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE        VALUE
                                                ---------      ----------

Wachovia Auto Loan Owner Trust
  06-2A, E 144A
  7.050% due 5/20/14(b)                         $   5,000      $    3,396
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $179,161)                                        157,626
-------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--21.2%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp.
  7.625% due 6/15/12                                4,445           4,501
L-3 Communications Corp. Series B
  6.375% due 10/15/15                                 925             869
                                                               ----------
                                                                    5,370
                                                               ----------

AGRICULTURAL PRODUCTS--0.3%
Cargill, Inc. 144A
  5.600% due 9/15/12(b)                             4,845           4,882
                                                               ----------

AIRLINES--1.9%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                               16,013          12,731
Continental Airlines, Inc. 98-1A
  6.648% due 9/15/17                                2,334           2,124
Delta Air Lines, Inc. 00-1
  7.379% due 5/18/10                               11,647          11,239
JetBlue Airways Corp. 04-2
  5.776% due 11/15/08(c)                            1,543           1,520
United Airlines, Inc. 00-2
  7.032% due 10/1/10                                3,326           3,285
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                 4,336           4,260
                                                               ----------
                                                                   35,159
                                                               ----------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                                1,393           1,308
                                                               ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Invesco Ltd.
  4.500% due 12/15/09                               2,750           2,724
Janus Capital Group, Inc.
  6.250% due 6/15/12                                2,663           2,599
Nuveen Investment, Inc. 144A
  10.500% due 11/15/15(b)                             800             742


                                                PAR VALUE        VALUE
                                                ---------      ----------

ASSET MANAGEMENT & CUSTODY BANKS--(CONTINUED)
Nuveen Investments, Inc.
  5.000% due 9/15/10                            $   2,370      $    2,151
                                                               ----------
                                                                    8,216
                                                               ----------

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance NA LLC
  6.500% due 11/15/13                               3,390           3,515
                                                               ----------

BROADCASTING & CABLE TV--0.9%
Comcast Cable Holdings LLC
  7.875% due 8/1/13                                 3,800           4,079
COX Communications, Inc.
  3.875% due 10/1/08                                1,000             999
  4.625% due 6/1/13                                 5,620           5,320
Time Warner Cable, Inc.
  6.200% due 7/1/13                                 2,915           2,964
Viacom, Inc.
  5.750% due 4/30/11                                2,700           2,706
                                                               ----------
                                                                   16,068
                                                               ----------

BUILDING PRODUCTS--0.1%
Esco Corp. 144A
  8.625% due 12/15/13(b)                            1,725           1,751
                                                               ----------

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc.
  5.500% due 7/1/10                                 1,500           1,348
MGM MIRAGE
  8.500% due 9/15/10                                2,835           2,814
Seminole Hard Rock Entertainment,
  Inc./Seminole Hard Rock
  International LLC 144A
  5.276% due 3/15/14(b)(c)                            767             648
                                                               ----------
                                                                    4,810
                                                               ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp.
  7.375% due 1/15/14                                2,010           1,990
                                                               ----------

CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
  6.750% due 7/15/13(b)                             2,095           2,122
                                                               ----------

CONSUMER FINANCE--2.6%
American Express Credit Corp.
  5.875% due 5/2/13                                 4,805           4,777
Ford Motor Credit Co. LLC

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE        VALUE
                                                ---------      ----------

CONSUMER FINANCE--(CONTINUED)
  5.625% due 10/1/08                            $  12,490      $   12,279
  9.875% due 8/10/11                                3,480           2,934
  7.127% due 1/13/12(c)                             2,000           1,423
  7.163% due 4/15/12(c)                             3,389           3,186
GMAC LLC
  3.749% due 9/23/08(c)                             2,000           1,970
  4.315% due 5/15/09(c)                             4,815           4,528
  6.875% due 9/15/11                                4,205           3,023
  6.750% due 12/1/14                                  900             595
Hertz Corp. (The)
  8.875% due 1/1/14                                 2,595           2,387
HSBC Finance Corp.
  4.125% due 11/16/09                               2,000           1,987
MBNA Corp.
  4.625% due 9/15/08                                2,300           2,305
SLM Corp.
  5.310% due 2/1/10(c)                              8,000           7,367
                                                               ----------
                                                                   48,761
                                                               ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp.
  4.875% due 12/15/09                               3,000           3,026
                                                               ----------

DISTILLERS & VINTNERS--0.1%
Constellation Brands, Inc.
  8.375% due 12/15/14                               1,749           1,780
                                                               ----------

DIVERSIFIED BANKS--0.7%
Bank of America Corp.
  4.900% due 5/1/13                                 2,930           2,827
Bank One Corp.
  7.875% due 8/1/10                                 4,900           5,187
Wachovia Corp.
  5.500% due 5/1/13                                 2,405           2,302
Wells Fargo & Co.
  3.125% due 4/1/09                                 1,500           1,493
  4.375% due 1/31/13                                  800             775
                                                               ----------
                                                                   12,584
                                                               ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
ERAC USA Finance Co. 144A
  5.300% due 11/15/08(b)                            2,385           2,386
  5.800% due 10/15/12(b)                              805             761
                                                               ----------
                                                                    3,147
                                                               ----------


                                                PAR VALUE        VALUE
                                                ---------      ----------

ELECTRIC UTILITIES--1.0%
Allegheny Energy Supply 144A
  8.250% due 4/15/12(b)                         $   1,860      $    1,939
Consumers Energy Co. Series H
  4.800% due 2/17/09                                2,000           2,006
FPL Group Capital, Inc.
  5.350% due 6/15/13                                1,000           1,014
Midwest Generation LLC Series B
  8.560% due 1/2/16                                 1,594           1,646
Northeast Utilities
  5.650% due 6/1/13                                 3,950           3,927
PPL Capital Funding Trust I Series
  A
  4.330% due 3/1/09                                 4,250           4,249
PSE&G Energy Holdings Co.
  8.500% due 6/15/11                                2,250           2,371
Texas Competitive Electric Holdings
  Co. LLC 144A
  10.250% due 11/1/15(b)                            1,390           1,369
                                                               ----------
                                                                   18,521
                                                               ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp.
  5.073% due 4/1/15(c)                              3,375           3,012
                                                               ----------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronic Group SA
  6.000% due 10/1/12                                1,515           1,530
                                                               ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
  Series B
  5.750% due 2/15/11                                2,200           2,173
                                                               ----------

FOOD RETAIL--0.3%
Kroger Co. (The)
  8.050% due 2/1/10                                 1,860           1,947
Safeway, Inc.
  4.125% due 11/1/08                                2,000           2,001
  6.500% due 11/15/08                               1,000           1,007
                                                               ----------
                                                                    4,955
                                                               ----------

GAS UTILITIES--0.1%
ONEOK Partners LP
  5.900% due 4/1/12                                   980             985
                                                               ----------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE        VALUE
                                                ---------      ----------

HEALTH CARE FACILITIES--0.1%
HCA, Inc.
  9.125% due 11/15/14                           $   1,739      $    1,782
                                                               ----------

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.
  7.250% due 8/15/13                                1,000           1,062
                                                               ----------

HOMEBUILDING--0.1%
Horton (D.R.), Inc.
  4.875% due 1/15/10                                2,500           2,325
                                                               ----------

HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort Worldwide,
  Inc.
  6.250% due 2/15/13                                2,815           2,718
                                                               ----------

HOUSEHOLD PRODUCTS--0.2%
Yankee Acquisition Corp. Series B
  8.500% due 2/15/15                                3,740           2,936
                                                               ----------

INDUSTRIAL GASES--0.1%
Air Products & Chemicals, Inc.
  4.150% due 2/1/13                                 1,912           1,870
                                                               ----------

INDUSTRIAL MACHINERY--0.0%
SPX Corp. 144A
  7.625% due 12/15/14(b)                              250             254
                                                               ----------

INDUSTRIAL REITs--0.1%
ProLogis
  6.625% due 5/15/18                                1,110           1,093
                                                               ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
AT&T Corp.
  7.300% due 11/15/11                               3,015           3,211
Embarq Corp.
  6.738% due 6/1/13                                 5,200           5,018
Qwest Capital Funding, Inc.
  7.250% due 2/15/11                                4,000           3,900
Qwest Corp.
  7.875% due 9/1/11                                 5,220           5,220
                                                               ----------
                                                                   17,349
                                                               ----------

INVESTMENT BANKING & BROKERAGE--2.1%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                                 4,365           4,555
Goldman Sachs Group, Inc. (The)
  4.750% due 7/15/13                                3,225           3,102


                                                PAR VALUE        VALUE
                                                ---------      ----------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
  5.950% due 1/18/18                            $   2,759      $    2,649
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                5,485           5,310
  5.625% due 1/24/13                                1,909           1,807
  6.750% due 12/28/17                               3,640           3,420
Merrill Lynch & Co., Inc.
  6.150% due 4/25/13                                3,925           3,804
Merrill Lynch & Co., Inc. (Brazil)
  10.710% due 3/8/17(d)                            14,600(g)        7,195
Morgan Stanley 144A (Brazil)
  10.090% due 5/3/17(b)(d)                         10,525(g)        4,940
Piper Jaffray Equipment Trust
  Securities 144A
  6.000% due 9/10/11(b)                             3,024           2,676
                                                               ----------
                                                                   39,458
                                                               ----------

LEISURE FACILITIES--0.0%
Scientific Games Corp. 144A
  7.875% due 6/15/16(b)                               810             810
                                                               ----------

LIFE & HEALTH INSURANCE--0.1%
Principal Life Global Funding I
  144A
  4.400% due 10/1/10(b)                             1,500           1,494
                                                               ----------

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International,
  Inc.
  6.750% due 8/15/14                                  985           1,009
  6.125% due 7/1/15                                 2,125           2,107
                                                               ----------
                                                                    3,116
                                                               ----------

MORTGAGE REITs--0.2%
iStar Financial, Inc. Series B
  5.950% due 10/15/13                               5,725           4,695
                                                               ----------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
  6.875% due 5/1/12                                 1,500           1,535
                                                               ----------

MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A
  3.900% due 10/22/08(b)                            2,000           1,993
                                                               ----------

MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co.
  3.600% due 3/1/09                                 2,000           1,998
                                                               ----------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE        VALUE
                                                ---------      ----------

OFFICE ELECTRONICS--0.2%
Xerox Corp.
  5.650% due 5/15/13                            $   4,345      $    4,302
                                                               ----------

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
  6.500% due 8/15/11                                2,825           2,865
                                                               ----------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co.
  5.500% due 10/15/10                               1,225           1,269
Helix Energy Solutions Group, Inc.
  144A
  9.500% due 1/15/16(b)                               692             713
                                                               ----------
                                                                    1,982
                                                               ----------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Swift Energy Co.
  7.625% due 7/15/11                                4,875           4,875
XTO Energy, Inc.
  5.900% due 8/1/12                                 1,980           2,021
                                                               ----------
                                                                    6,896
                                                               ----------

OIL & GAS REFINING & MARKETING--0.3%
Frontier Oil Corp.
  6.625% due 10/1/11                                2,230           2,208
Tesoro Corp.
  6.250% due 11/1/12                                4,340           4,144
                                                               ----------
                                                                    6,352
                                                               ----------

OIL & GAS STORAGE & TRANSPORTATION--0.7%
Buckeye Partners LP
  6.050% due 1/15/18                                  854             838
Knight, Inc.
  6.500% due 9/1/12                                 3,545           3,474
Pacific Energy Partners LP/Pacific
  Energy Finance Corp.
  7.125% due 6/15/14                                2,900           2,924
Transcontinental Gas Pipe Line
  Corp. Series B
  7.000% due 8/15/11                                3,865           4,020
Williams Cos., Inc. (The)
  7.125% due 9/1/11                                 2,500           2,588
                                                               ----------
                                                                   13,844
                                                               ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
Bank of America Corp.
  7.400% due 1/15/11                                3,815           3,979


                                                PAR VALUE        VALUE
                                                ---------      ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Citigroup, Inc.
  5.500% due 4/11/13                            $   3,168      $    3,092
General Electric Capital Corp.
  8.125% due 5/15/12                                3,875           4,250
International Lease Finance Corp.
  4.750% due 1/13/12                                1,120             987
JPMorgan Chase & Co. Series 1
  7.900% due 12/31/49(c)                            3,360           3,151
MassMutual Global Funding II 144A
  3.500% due 3/15/10(b)                             1,750           1,735
                                                               ----------
                                                                   17,194
                                                               ----------

PAPER PACKAGING--0.2%
Jefferson Smurfit Corp.
  8.250% due 10/1/12                                1,595           1,399
Packaging Corp. of America
  4.375% due 8/1/08                                 3,000           3,001
                                                               ----------
                                                                    4,400
                                                               ----------

PAPER PRODUCTS--0.5%
Bowater, Inc.
  5.776% due 3/15/10(c)                             4,850           4,123
Georgia Pacific Corp. LLC
  7.700% due 6/15/15                                2,820           2,679
Rock-Tenn Co. 144A
  9.250% due 3/15/16(b)                               125             133
Verso Paper Holdings LLC and Verso
  Paper, Inc. Series B
  6.623% due 8/1/14(c)                              2,570           2,377
                                                               ----------
                                                                    9,312
                                                               ----------

PROPERTY & CASUALTY INSURANCE--0.1%
Berkley (WR) Corp.
  5.125% due 9/30/10                                2,000           1,999
                                                               ----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP
  4.800% due 4/1/11                                 5,000           4,716
                                                               ----------

REGIONAL BANKS--0.4%
First Tennessee Bank
  2.832% due 1/23/09(c)                               723             704
  2.779% due 5/18/09(c)                               690             661
KeyBank NA
  5.700% due 8/15/12                                1,800           1,687

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE        VALUE
                                                ---------      ----------

REGIONAL BANKS--(CONTINUED)
  7.413% due 5/6/15                             $   1,000      $      931
National City Bank
  2.921% due 6/29/09(c)                             3,760           3,614
                                                               ----------
                                                                    7,597
                                                               ----------

RETAIL REITs--0.4%
Kimco Realty Corp.
  4.820% due 8/15/11                                1,945           1,854
Simon Property Group LP
  4.600% due 6/15/10                                3,825           3,763
  5.600% due 9/1/11                                 2,775           2,744
                                                               ----------
                                                                    8,361
                                                               ----------

SPECIALIZED FINANCE--0.4%
CIT Group, Inc.
  4.750% due 12/15/10                               4,295           3,503
Textron Financial Corp.
  5.125% due 11/1/10                                3,865           3,918
                                                               ----------
                                                                    7,421
                                                               ----------

SPECIALIZED REITs--0.7%
Host Hotels & Resorts LP
  6.875% due 11/1/14                                4,245           3,927
Nationwide Health Properties, Inc.
  6.250% due 2/1/13                                 4,825           4,743
Trustreet Properties, Inc.
  7.500% due 4/1/15                                 1,215           1,295
Ventas Realty LP/Ventas Capital
  Corp.
  6.750% due 6/1/10                                 2,180           2,180
                                                               ----------
                                                                   12,145
                                                               ----------

SPECIALTY CHEMICALS--0.0%
Lubrizol Corp.
  4.625% due 10/1/09                                  875             871
                                                               ----------

STEEL--0.1%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12(b)                             1,630           1,638
                                                               ----------

THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Home Loans, Inc.
  5.625% due 7/15/09                                1,750           1,707
                                                               ----------


                                                PAR VALUE        VALUE
                                                ---------      ----------

TOBACCO--0.2%
Philip Morris Capital Corp.
  7.500% due 7/16/09                            $   3,500      $    3,445
                                                               ----------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc.
  Series D
  7.375% due 8/1/15                                 2,095           1,739
                                                               ----------
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $408,237)                                        390,939
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--15.2%
American General Mortgage Loan
  Trust 06-1, A2 144A
  5.750% due 12/25/35(b)(c)                         8,392           8,205
American Home Mortgage Assets 07-2,
  M4
  3.013% due 3/25/47(c)(q)                          5,974             719
American Tower Trust L 07-1A, C
  144A
  5.615% due 4/15/37(b)                             3,685           3,200
Asset Securitization Corp. 96-D3,
  A1C
  7.400% due 10/13/26                                 170             173
Banc of America Commercial
  Mortgage, Inc. 05-6, AM
  5.352% due 9/10/47(c)                             1,600           1,508
Bear Stearns Commercial Mortgage
  Securities 04-ESA, J 144A
  5.817% due 5/14/16(b)                             8,510           8,680
Bear Stearns Structured Products,
  Inc. 04-15, A2 144A
  0.000% due 11/27/34(b)                              408             403
Bear Stearns Structured Products,
  Inc. 05-10 144A
  4.893% due 4/26/35(b)(c)                          2,671           2,545
Bear Stearns Structured Products,
  Inc. 05-20N, A 144A
  5.983% due 10/25/45(b)(c)                         1,613           1,519
Bear Stearns Structured Products,
  Inc. 05-20N, B 144A
  5.983% due 10/25/45(b)(c)                         5,000           3,625
Bear Stearns Structured Products,
  Inc. 06-2, 2A1 144A
  5.393% due 3/27/46(b)(c)                          1,490           1,432
Chase Mortgage Finance Corp.
  04-S1, M
  5.098% due 2/25/19(c)                             1,899           1,669

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE        VALUE
                                                ---------      ----------

Chase Mortgage Finance Corp. 04-S3,
  3A1
  6.000% due 3/25/34                            $   3,702      $    3,559
Chase Mortgage Finance Corp. 06-A1,
  4A1
  6.035% due 9/25/36(c)                            10,720          10,139
Citicorp Mortgage Securities, Inc.
  06-7, 1A1
  6.000% due 12/25/36                               9,885           9,502
Citigroup Mortgage Loan Trust, Inc.
  06-FX1, A4
  6.081% due 10/25/36(c)                            7,000           5,283
Citigroup Mortgage Loan Trust, Inc.
  06-WF1, A2B
  5.536% due 3/25/36(c)                               949             948
Countrywide Home Loan Mortgage
  Pass-Through Trust 02-34, B2
  5.750% due 1/25/33                                1,612           1,439
Countrywide Home Loan Mortgage
  Pass-Through Trust 02-36, B2
  6.000% due 1/25/33                                1,622           1,434
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.500% due 8/25/34                                5,270           5,248
Credit Suisse First Boston Mortgage
  Securities Corp. 05-12, 6A1
  6.000% due 1/25/36                                4,445           3,817
Credit-Based Asset Servicing and
  Securitization LLC 05-CB6, A3
  5.120% due 7/25/35(c)                             5,207           5,112
Crown Castle Towers LLC 05-1A, AFX
  144A
  4.643% due 6/15/35(b)                             8,000           7,881
Crown Castle Towers LLC 05-1A, B
  144A
  4.878% due 6/15/35(b)                             6,510           6,351
Crown Castle Towers LLC 06-1A, C
  144A
  5.470% due 11/15/36(b)                            5,000           4,614
DLJ Commercial Mortgage Corp.
  98-CF2, A1B
  6.240% due 11/12/31                                  64              64
First Horizon Asset Securities,
  Inc. 05-AR1, 2A1
  5.001% due 4/25/35(c)                             3,176           3,082
First Plus Home Loan Trust 97-3, M2
  7.520% due 11/10/23                                  34              34
Global Signal Trust 06-1, A2 144A
  5.450% due 2/15/36(b)                             6,000           5,922
GMAC Commercial Mortgage
  Securities, Inc. 04-C3, A4
  4.547% due 12/10/41                               4,820           4,678
GS Mortgage Securities Corp. II
  07-EOP, G 144A
  2.970% due 3/6/20(b)(c)                           5,840           5,344


                                                PAR VALUE        VALUE
                                                ---------      ----------

GS Mortgage Securities Corp. II
  07-EOP, H 144A
  3.100% due 3/6/20(b)(c)                       $   1,850      $    1,684
GS Mortgage Securities Corp. II
  99-C1, A2
  6.110% due 11/18/30(c)                               18              18
GSR Mortgage Loan Trust 05-AR6, 3A1
  4.560% due 9/25/35(c)                             5,814           5,564
Harborview Mortgage Loan Trust
  05-15, B8
  4.232% due 10/20/45(c)(q)                         4,624             555
Harborview Mortgage Loan Trust
  05-9, B10
  4.232% due 6/20/35(c)(q)                          4,803           2,642
IndyMac Index Mortgage Loan Trust
  06-AR25, 3A1
  6.365% due 9/25/36(c)                             4,717           3,719
IndyMac Index Mortgage Loan Trust
  07-AR2, B1
  5.866% due 6/25/37(c)(q)                          4,736           1,847
JPMorgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3
  6.260% due 3/15/33                                  471             481
JPMorgan Chase Commercial Mortgage
  Security Corp. 05-LDP5, AM
  5.387% due 12/15/44(c)                            1,752           1,663
JPMorgan Mortgage Trust 05-S3, 2A2
  5.500% due 1/25/21                                1,107           1,076
JPMorgan Mortgage Trust 06-A1, B1
  5.393% due 2/25/36(c)                             7,679           4,639
Lehman Brothers - UBS Commercial
  Mortgage Trust  05-C3, AM
  4.794% due 7/15/40                                7,460           6,903
Lehman Brothers - UBS Commercial
  Mortgage Trust 07-C2, A2
  5.303% due 2/15/40                                1,477           1,441
Lehman Brothers - UBS Commercial
  Mortgage Trust 07-C6, A2
  5.845% due 7/15/40                               11,125          11,052
Lehman Brothers - UBS Commercial
  Mortgage Trust 06-C3, AM
  5.712% due 3/15/39(c)                               945             883
MASTR Alternative Net Interest
  Margin Trust 05-CW1A, N1 144A
  6.750% due 12/26/35(b)(r)                           434              65
MASTR Resecuritization Trust 04-2
  144A
  5.250% due 3/28/34(b)                             3,646           2,982
MASTR Resecuritization Trust 04-3
  144A
  5.000% due 3/28/34(b)                             1,916           1,551

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                PAR VALUE        VALUE
                                                ---------      ----------

MASTR Resecuritization Trust 05-1
  144A
  5.000% due 10/28/34(b)                        $   1,783      $    1,574
MASTR Resecuritization Trust 05-2
  144A
  4.750% due 3/28/34(b)                             1,839           1,600
MASTR Resecuritization Trust 05-4CI,
  N2 144A
  5.886% due 4/26/45(b)(c)(r)                       3,250             896
Merrill Lynch Mortgage Trust
  04-KEY2, A3
  4.615% due 8/12/39                                4,000           3,860
Merrill Lynch/Countrywide
  Commercial Mortgage Investors,
  Inc. 06-3, 2A1
  6.073% due 10/25/36(c)                            5,628           5,442
Morgan Stanley Mortgage Loan Trust
  05-5AR, 4A1
  5.521% due 9/25/35(c)                             2,222           1,871
PNC Mortgage Acceptance Corp.
  00-C2, A2
  7.300% due 10/12/33(c)                              226             234
Prudential Securities Secured
  Financing Corp. 99-NRF1, F 144A
  6.074% due 11/1/31(b)                             5,000           4,961
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.835% due 3/25/35(c)                             2,758           2,585
Residential Funding Mortgage
  Securities I, Inc. 06-S4, A2
  6.000% due 4/25/36                                7,734           7,682
SBA Commercial Mortgage Backed
  Securities Trust 06-1A, A 144A
  5.314% due 11/15/36(b)                            7,450           7,260
SBA Commercial Mortgage Backed
  Securities Trust 06-1A, B 144A
  5.451% due 11/15/36(b)                            2,875           2,750
Timberstar Trust 06-1A, A 144A
  5.668% due 10/15/36(b)                            2,240           2,117
Wachovia Bank Commercial Mortgage
  Trust 04-C12, A2
  5.001% due 7/15/41                               12,400          12,378
Wachovia Bank Commercial Mortgage
  Trust 05-C22, AM
  5.490% due 12/15/44(c)                              720             684
Wachovia Mortgage Loan Trust LLC
  06-A, B1
  5.415% due 5/20/36(c)                             3,438           2,061
Washington Mutual Mortgage Pass
  Through Certificates 00-1, M3
  4.733% due 1/25/40(c)                                85              67


                                                PAR VALUE        VALUE
                                                ---------      ----------

Washington Mutual Mortgage Pass
  Through Certificates 06-AR16, 1A1
  5.606% due 12/25/36(c)                        $   6,503      $    5,960
Wells Fargo Mortgage Backed
  Securities Trust 04-R, 2A1
  4.365% due 9/25/34(c)                             4,805           4,673
Wells Fargo Mortgage Backed
  Securities Trust 05-14, 2A1
  5.500% due 12/25/35                              10,738          10,154
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  4.999% due 5/25/20                                6,642           6,335
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16, 6A3
  5.001% due 10/25/35(c)                            7,738           7,535
Wells Fargo Mortgage Backed
  Securities Trust 06-AR2, B1
  5.124% due 3/25/36(c)                            13,941           8,249
Wells Fargo Mortgage Backed
  Securities Trust 07-AR3, A4
  6.061% due 4/25/37(c)                            14,719          13,531
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $323,157)                                        281,353
-------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--12.2%

AUSTRALIA--2.0%
Commonwealth of Australia Series 909
  7.500% due 9/15/09                               38,040(f)       36,703
                                                               ----------

BRAZIL--2.9%
Federative Republic of Brazil
  10.500% due 7/14/14                               9,135          11,556
  7.875% due 3/7/15                                 6,650           7,465
  12.500% due 1/5/16                               48,851(g)       30,244
  12.500% due 1/5/22                                8,000(g)        4,934
                                                               ----------
                                                                   54,199
                                                               ----------

COLOMBIA--0.4%
Republic of Colombia
  9.750% due 4/23/09                                3,500           3,693

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

COLOMBIA--(CONTINUED)
  12.000% due 10/22/15                          7,975,000(h)   $    4,021
                                                               ----------
                                                                    7,714
                                                               ----------

COSTA RICA--0.2%
Republic of Costa Rica 144A
  6.548% due 3/20/14(b)                       $     4,000           4,180
                                                               ----------

EGYPT--0.5%
Arab Republic of Egypt Series 364
  0.000% due 11/4/08                               50,825(i)        9,182
                                                               ----------

INDONESIA--0.3%
Republic of Indonesia Series FR-23
  11.000% due 12/15/12                         44,100,000(j)        4,458
                                                               ----------

NEW ZEALAND--0.5%
Commonwealth of New Zealand Series 708
  6.000% due 7/15/08                               11,645(k)        8,868
                                                               ----------

NORWAY--0.9%
Kingdom of Norway
  5.500% due 5/15/09                               88,550(l)       17,253
                                                               ----------

PERU--0.2%
Republic of Peru
  12.250% due 8/10/11                               9,000(m)        3,626
                                                               ----------

PHILIPPINES--0.9%
Republic of Philippines
  9.875% due 3/16/10                                8,610           9,449
  8.375% due 2/15/11                                6,135           6,534
                                                               ----------
                                                                   15,983
                                                               ----------

RUSSIA--0.0%
Russian Federation RegS
  8.250% due 3/31/10(e)                               540             563
                                                               ----------

SINGAPORE--0.5%
Republic of Singapore
  2.500% due 10/1/12                               13,100(o)        9,678
                                                               ----------

SWEDEN--0.3%
Kingdom of Sweden Series 1043
  5.000% due 1/28/09                               26,705(p)        4,447
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago
  RegS
  9.875% due 10/1/09(e)                       $     3,000      $    3,180
                                                               ----------

TURKEY--0.8%
Republic of Turkey
  11.750% due 6/15/10                               7,570           8,469
  11.500% due 1/23/12                               5,680           6,532
                                                               ----------
                                                                   15,001
                                                               ----------

VENEZUELA--1.6%
Republic of Venezuela
  8.500% due 10/8/14                               11,675          11,033
  9.250% due 9/15/27                                2,000           1,882
Republic of Venezuela RegS
  5.375% due 8/7/10(e)                             18,062          17,141
                                                               ----------
                                                                   30,056
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $216,833)                                        225,091
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--9.7%

AUSTRALIA--0.8%
National Australia Bank Ltd. 144A
  5.350% due 6/12/13(b)                             9,715           9,700
Rio Tinto Finance USA Ltd.
  5.875% due 7/15/13                                4,865           4,892
                                                               ----------
                                                                   14,592
                                                               ----------

CANADA--0.4%
Catalyst Paper Corp.
  7.375% due 3/1/14                                 1,055             786
Catalyst Paper Corp. Series D
  8.625% due 6/15/11                                4,000           3,400
Petro-Canada
  6.050% due 5/15/18                                1,200           1,183
Rogers Wireless Communications,
  Inc.
  8.000% due 12/15/12                                 700             726
Thomson Corp. (The)
  4.250% due 8/15/09                                1,000             993
                                                               ----------
                                                                    7,088
                                                               ----------

CHILE--0.5%
Celulosa Arauco y Constitucion SA
  7.750% due 9/13/11                                4,780           5,120

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

CHILE--(CONTINUED)
Empresa Nacional de Electricidad SA
  7.750% due 7/15/08                          $     3,449      $    3,445
                                                               ----------
                                                                    8,565
                                                               ----------

CHINA--0.2%
NXP BV/NXP Funding LLC
  5.463% due 10/15/13(c)                            5,040           4,454
                                                               ----------

CYPRUS--0.3%
Alfa MTN Invest Ltd. 144A
  9.250% due 6/24/13(b)                             4,940           4,928
                                                               ----------

GERMANY--0.1%
Deutsche Bank AG
  4.875% due 5/20/13                                1,835           1,805
Deutsche Telekom International
  Finance BV
  8.500% due 6/15/10                                1,000           1,058
                                                               ----------
                                                                    2,863
                                                               ----------

HONG KONG--0.1%
Hutchison Whampoa International
  Ltd. 144A
  5.450% due 11/24/10(b)                            2,000           2,016
                                                               ----------

INDIA--0.3%
ICICI Bank Ltd. 144A
  5.750% due 11/16/10(b)                            4,775           4,721
                                                               ----------

INDONESIA--0.1%
Majapahit Holding BV 144A
  7.250% due 6/28/17(b)                             2,250           2,025
                                                               ----------

ISRAEL--0.1%
Israel Electric Corp., Ltd. 144A
  7.250% due 1/15/19(b)                             2,285           2,332
                                                               ----------

KAZAKHSTAN--0.3%
Kazkommerts International BV RegS
  8.000% due 11/3/15(e)                             1,000             830
KazMunaiGaz Finance Sub BV 144A
  8.375% due 7/2/13(b)                              3,900           3,887
                                                               ----------
                                                                    4,717
                                                               ----------

LUXEMBOURG--0.3%
Evraz Securities SA
  10.875% due 8/3/09                                4,000           4,187


                                               PAR VALUE         VALUE
                                              -----------      ----------

LUXEMBOURG--(CONTINUED)
OJSC Vimpel Communications (VIP
  Finance Ireland Ltd.)144A
  8.375% due 4/30/13(b)                       $     1,400      $    1,381
                                                               ----------
                                                                    5,568
                                                               ----------

MALAYSIA--0.1%
Malaysia International Shipping
  Corporation Capital Ltd. 144A
  5.000% due 7/1/09(b)                              2,800           2,814
                                                               ----------

MEXICO--0.2%
Fideicomiso Petacalco Trust 144A
  10.160% due 12/23/09(b)                           2,172           2,242
Pemex Project Funding Master Trust
  144A
  4.076% due 6/15/10(b)(c)                          1,500           1,506
                                                               ----------
                                                                    3,748
                                                               ----------

POLAND--0.1%
Telekomunikacja Polska SA Finance
  BV 144A
  7.750% due 12/10/08(b)                            2,700           2,732
                                                               ----------

QATAR--0.1%
Ras Laffan Liquefied Natural Gas
  Co., Ltd. 144A
  3.437% due 9/15/09(b)                             1,461           1,464
                                                               ----------

RUSSIA--2.7%
European Bank for Reconstruction &
  Development
  6.000% due 2/14/12                              193,000(n)        7,943
Evraz Group SA 144A
  8.875% due 4/24/13(b)                             2,455           2,470
Gaz Capital SA 144A
  7.343% due 4/11/13(b)                             2,000           2,045
Gazprom International SA 144A
  7.201% due 2/1/20(b)                              2,568           2,562
Gazprom OAO (Gaz Capital SA) 144A
  6.212% due 11/22/16(b)                           10,405           9,721
  6.510% due 3/7/22(b)                              3,235           2,904
International Bank For
  Reconstruction & Development
  5.750% due 6/25/10                              211,850(n)        9,032
OJSC AK Transneft
  (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                              5,715           5,345

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

RUSSIA--(CONTINUED)
Russian Agricultural Bank OJSC
  (RSHB Capital SA) 144A
  6.299% due 5/15/17(b)                       $     2,905      $    2,680
TNK-BP Finance SA 144A
  7.500% due 3/13/13(b)                             1,750           1,733
TNK-BP Finance SA RegS
  6.125% due 3/20/12(e)                             4,210           3,972
                                                               ----------
                                                                   50,407
                                                               ----------

SOUTH AFRICA--0.3%
Sappi Pappier Holding AG 144A
  6.750% due 6/15/12(b)                             5,000           4,808
                                                               ----------

SOUTH KOREA--0.3%
Export-Import Bank of Korea
  4.500% due 8/12/09                                1,355           1,351
Korea Development Bank
  3.875% due 3/2/09                                 3,000           2,995
  5.300% due 1/17/13                                1,113           1,105
                                                               ----------
                                                                    5,451
                                                               ----------

TURKEY--0.1%
Bosphorus Financial Services Ltd.
  144A
  4.476% due 2/15/12(b)(c)                          1,875           1,809
                                                               ----------

UKRAINE--0.1%
NAK Naftogaz Ukrainy (Standard Bank
  London Holdings plc)
  8.125% due 9/30/09                                2,900           2,835
                                                               ----------

UNITED ARAB EMIRATES--0.4%
Abu Dhabi National Energy Co. 144A
  5.620% due 10/25/12(b)                            6,730           6,814
                                                               ----------

UNITED KINGDOM--0.6%
British Telecommunications plc
  8.625% due 12/15/10                               1,500           1,611
HBOs plc 144A
  6.750% due 5/21/18(b)                               685             655
Ineos Group Holdings plc Tranche B2
  7.357% due 2/1/14                                 1,427           1,259
Ineos Group Holdings plc Tranche C2
  7.857% due 6/21/15                                1,427           1,276
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                              2,715           2,471


                                               PAR VALUE         VALUE
                                              -----------      ----------

UNITED KINGDOM--(CONTINUED)
Vedanta Resources plc 144A
  8.750% due 1/15/14(b)                       $     3,400      $    3,391
                                                               ----------
                                                                   10,663
                                                               ----------

UNITED STATES--1.1%
ArcelorMittal 144A
  5.375% due 6/1/13(b)                              4,825           4,781
Canadian National Resources Ltd.
  4.900% due 12/1/14                                2,916           2,800
Credit Suisse New York
  5.000% due 5/15/13                                4,335           4,219
Freeport-McMoRan Copper & Gold,
  Inc.
  6.875% due 2/1/14(d)                              2,170           2,246
Nova Chemicals Corp.
  5.953% due 11/15/13(c)                            7,659           6,548
Pemex Project Funding Master Trust
  6.125% due 8/15/08                                   34              34
                                                               ----------
                                                                   20,628
                                                               ----------

VENEZUELA--0.1%
Corporacion Andina de Fomento
  5.200% due 5/21/13                                1,000             988
                                                               ----------
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $183,939)                                        179,030
-------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

Pharmaceuticals--0.1%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                                1,195           1,080
                                                               ----------
-------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,077)                                            1,080
-------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--10.4%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
  4.375% due 3/31/14                                  925             892
                                                               ----------

AEROSPACE & DEFENSE--0.0%
TransDigm. Inc. Tranche
  4.655% due 6/23/13                                  480             467
                                                               ----------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

APPAREL RETAIL--0.1%
HBI Branded Apparel Ltd., Inc.
  Tranche 2
  6.657% due 3/5/14                           $     1,885      $    1,874
                                                               ----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Hanesbrands, Inc. Tranche B
  4.540% due 9/5/13                                 1,268           1,232
Totes Isotoner Corp. Tranche B
  7.387% due 1/16/13                                  472             389
                                                               ----------
                                                                    1,621
                                                               ----------

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co. Tranche B
  5.800% due 12/15/13                               4,585           3,713
General Motors Corp. Tranche B
  5.059% due 11/29/13                               1,693           1,445
                                                               ----------
                                                                    5,158
                                                               ----------

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating
  LLC Tranche
  5.260% due 3/6/14                                 4,916           4,330
CSC Holdings, Inc. Tranche A1
  4.340% due 2/24/12                                  597             568
DIRECTV Holdings LLC Tranche B
  4.381% due 4/13/13                                  554             539
Intelstat Corp. Tranche BA
  5.184% due 1/3/14                                   970             922
Intelstat Corp. Tranche BB
  5.184% due 1/3/14                                   970             922
Intelstat Corp. Tranche BC
  5.184% due 1/3/14                                   970             922
MCC Georgia LLC Tranche E
  6.808% due 9/30/10                                  551             550
Mediacom LLC Tranche C
  4.473% due 1/31/15                                4,370           4,020
                                                               ----------
                                                                   12,773
                                                               ----------

CASINOS & GAMING--0.0%
Harrahs Operating Co., Inc. Tranche B3
  8.356% due 1/28/15                                  419             384
                                                               ----------

COMMODITY CHEMICALS--0.3%
Celanese Holdings LLC Tranche B
  6.479% due 3/30/14                                5,210           4,951
                                                               ----------


                                               PAR VALUE         VALUE
                                              -----------      ----------

COMMUNICATIONS EQUIPMENT--0.3%
CommScope, Inc. Tranche B
  5.184% due 12/27/14                         $     6,012      $    5,801
                                                               ----------

CONSUMER FINANCE--0.1%
Hertz Corp. Letter of Credit
  4.099% due 12/21/12                                 285             271
Hertz Corp. Tranche B
  4.470% due 12/21/12                               1,353           1,284
                                                               ----------
                                                                    1,555
                                                               ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
First Data Corp. Tranche B1
  7.500% due 9/24/14                                1,995           1,842
First Data Corp. Tranche B2
  5.398% due 9/24/14                                  496             458
First Data Corp. Tranche B3
  5.398% due 9/24/14                                6,377           5,908
Reynolds & Reynolds Co. (The)
  Tranche FL
  4.383% due 10/24/12                               2,893           2,759
                                                               ----------
                                                                   10,967
                                                               ----------

DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The)
  Tranche
  7.090% due 4/6/13                                 7,028           6,715
                                                               ----------

DISTRIBUTORS--0.2%
Building Materials Holding Corp.
  Tranche B
  9.330% due 11/10/13                               3,884           3,265
                                                               ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
  5.198% due 1/26/14                                   75              71
ARAMARK Corp. Tranche B
  6.705% due 1/26/14                                1,184           1,114
                                                               ----------
                                                                    1,185
                                                               ----------

ELECTRIC UTILITIES--0.3%
Texas Competitive Electric Holdings
  Co. LLC Tranche B2
  8.645% due 10/10/14                               2,285           2,120
Texas Competitive Electric Holdings
  Co. LLC Tranche B3
  9.442% due 10/10/14                               3,356           3,115
                                                               ----------
                                                                    5,235
                                                               ----------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
  4.688% due 1/31/14                          $     2,380      $    2,303
                                                               ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc.
  Letter of Credit A
  6.100% due 3/28/14                                1,538           1,522
Allied Waste North America, Inc.
  Tranche B
  4.152% due 3/28/14                                2,558           2,534
Duratek, Inc. Tranche B
  7.099% due 6/30/16                                  339             332
EnergySolutions Inc. Tranche B
  7.099% due 6/7/13                                   706             692
                                                               ----------
                                                                    5,080
                                                               ----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Co. (The) Tranche B
  4.625% due 12/1/13                                  160             159
                                                               ----------

HEALTH CARE FACILITIES--0.6%
HCA, Inc. Tranche A
  4.696% due 11/18/12                               2,225           2,087
HCA, Inc. Tranche B
  4.946% due 11/18/13                               2,862           2,692
Health Management Associates, Inc.
  Tranche B
  4.446% due 2/28/14                                1,182           1,099
Healthsouth Corp. Tranche
  6.944% due 3/10/13                                3,310           3,134
LifePoint Hospitals, Inc. Tranche B
  4.710% due 4/15/12                                2,778           2,709
                                                               ----------
                                                                   11,721
                                                               ----------

HEALTH CARE SERVICES--0.5%
DaVita, Inc. Tranche B
  4.269% due 10/5/12                                4,157           4,004
Psychiatric Solutions, Inc. Tranche
  5.950% due 7/1/12                                 4,522           4,386
                                                               ----------
                                                                    8,390
                                                               ----------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
  4.755% due 2/6/14                                 2,672           2,443
                                                               ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Mirant North America LLC Tranche B
  4.613% due 1/3/13                                   760             736


                                               PAR VALUE         VALUE
                                              -----------      ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--(CONTINUED)
NRG Energy, Inc. Letter of Credit
  4.096% due 2/1/13                           $     2,380      $    2,265
NRG Energy, Inc. Tranche B
  4.196% due 2/1/13                                 6,814           6,484
                                                               ----------
                                                                    9,485
                                                               ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
Level 3 Communications, Inc.
  Tranche B
  4.964% due 3/13/14                                  667             613
NTELOS, Inc. Tranche B1
  5.115% due 8/24/11                                5,538           5,420
Time Warner Telecom Holdings, Inc.
  Tranche B
  4.870% due 1/7/13                                 5,182           4,992
                                                               ----------
                                                                   11,025
                                                               ----------

LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc.
  Tranche B
  5.343% due 5/17/13                                1,999           1,616
                                                               ----------

METAL & GLASS CONTAINERS--0.3%
Anchor Glass Container Corp.
  7.750% due 6/1/13                                 5,015           4,952
                                                               ----------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc.
  Tranche
  6.603% due 7/1/13                                 3,365           3,278
                                                               ----------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
ATP Oil & Gas Corp. Tranche 1
  8.711% due 3/1/10                                 2,953           2,879
ATP Oil & Gas Corp. Tranche 2
  8.711% due 3/1/10                                 1,687           1,645
                                                               ----------
                                                                    4,524
                                                               ----------

PAPER PRODUCTS--1.3%
Boise Paper Holdings LLC Tranche
  11.000% due 2/22/15                               9,000           8,572
Boise Paper Holdings LLC Tranche B
  7.500% due 2/22/14                                4,290           4,310
Georgia-Pacific Corp. Tranche A
  5.546% due 12/20/10                               1,440           1,390
Georgia-Pacific Corp. Tranche B1
  5.224% due 12/20/12                               4,929           4,653

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

PAPER PRODUCTS--(CONTINUED)
NewPage Corp. Tranche B
  6.313% due 12/20/14                         $     4,225      $    4,205
                                                               ----------
                                                                   23,130
                                                               ----------

PUBLISHING--0.3%
Idearc, Inc. Tranche B
  6.830% due 11/17/14                               3,712           2,985
Tribune Co. Tranche B
  5.542% due 5/17/14                                2,336           1,783
                                                               ----------
                                                                    4,768
                                                               ----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Tropicana Entertainment LLC
  Tranche B
  9.000% due 1/3/12                                   450             436
                                                               ----------

RESTAURANTS--0.2%
Burger King Corp. Tranche B1
  4.250% due 6/30/12                                4,490           4,453
                                                               ----------

SEMICONDUCTORS--0.2%
Freescale Semiconductor, Inc.
  Tranche
  4.869% due 12/1/13                                5,020           4,563
                                                               ----------

SPECIALIZED FINANCE--0.4%
Sungard Data Systems, Inc.
  Tranche B
  4.878% due 2/11/13                                7,878           7,472
                                                               ----------

SPECIALTY CHEMICALS--0.2%
Compass Minerals Group, Inc.
  Tranche B
  5.060% due 12/22/12                                 881             855
Huntsman International LLC
  Tranche B
  4.636% due 8/16/12                                2,489           2,326
JohnsonDiversey, Inc. Tranche
  4.784% due 12/16/10                                  54              52
JohnsonDiversey, Inc. Tranche B
  4.784% due 12/16/11                               1,327           1,287
                                                               ----------
                                                                    4,520
                                                               ----------

WIRELESS TELECOMMUNICATION SERVICES--0.8%
ALLTEL Communications, Inc.
  Tranche B2
  8.319% due 5/15/15                                1,591           1,573
ALLTEL Communications, Inc.
  Tranche B3
  5.466% due 5/15/15                                4,824           4,809
Cricket Communications, Inc.
  Tranche B
  7.830% due 6/16/13                                3,528           3,485


                                               PAR VALUE         VALUE
                                              -----------      ----------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
MetroPCS Wireless, Inc. Tranche B
  6.313% due 11/3/13                          $     4,725      $    4,519
                                                               ----------
                                                                   14,386
-------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $200,083)                                        191,547
-------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c)(d)--0.3%

GERMANY--0.2%
Fresenius Medical Care AG & Co.
  KGaA Tranche B
  4.113% due 3/31/13                                3,652           3,552
                                                               ----------

UNITED STATES--0.1%
Yell Group plc Tranche B1
  5.122% due 2/10/13                                1,925           1,731
                                                               ----------
-------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $5,577)                                            5,283
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.7%
(Identified cost $1,874,388)                                    1,785,807
                                                               ----------

SHORT-TERM INVESTMENTS--1.2%

Commercial Paper(s)--1.2%
ABN-AMRO N.A. Finance, Inc.
  2.470% due 7/3/08                                 1,350           1,350
AT&T, Inc.
  2.230% due 7/15/08                                1,800           1,798
Bank of America Corp.
  2.500% due 7/11/08                                1,480           1,479
Cintas Corp. No. 2
  2.500% due 7/1/08                                 4,790           4,790
Danaher Corp.
  2.100% due 7/28/08                                4,000           3,994
Danske Corp.
  2.600% due 7/7/08                                 5,000           4,998
Govco, Inc.
  2.600% due 7/1/08                                 2,475           2,475
NetJets, Inc.
  2.300% due 7/1/08                                 1,250           1,250

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $22,134)                                          22,134
-------------------------------------------------------------------------

TOTAL INVESTMENTS--97.9%
(IDENTIFIED COST $1,896,522)                                    1,807,941(a)

Other assets and liabilities, net--2.1%                            39,049
                                                               ----------
NET ASSETS--100.0%                                             $1,846,990
                                                               ==========


ABBREVIATIONS:
AMBA   American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Company
FHLM   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA   Fannie Mae or Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Ginnie Mae or Government National Mortgage Association
MBIA   Municipal Bond Insurance Association
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,785 and gross depreciation of $93,911 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,898,067.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $248,572 or 13.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)    Par value represents Australian Dollar (reported in 000s).
(g)    Par value represents Brazilian Real (reported in 000s).
(h)    Par value represents Colombian Peso (reported in 000s).
(i)    Par value represents Egyptian pound (reported in 000s).
(j)    Par Value represents Indonesian Rupiah (reported in 000s).
(k)    Par value represents New Zealand Dollar (reported in 000s).
(l)    Par value represents Norwegian Krone (reported in 000s).
(m)    Par value represents Peruvian Neuvo Sol (reported in 000s).
(n)    Par value represents Russian Ruble (reported in 000s).
(o)    Par value represents Singapore Dollar (reported in 000s).
(p)    Par value represents Swedish Krona (reported in 000s).
(q)    Illiquid security.
(r) Illiquid and restricted security. At June 30, 2008, these securities amounted to value of $995 or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(s)    The rate shown is the discount rate.

                       PHOENIX SENIOR FLOATING RATE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

FOREIGN CORPORATE BONDS(c)--3.6%

UNITED STATES--3.6%
Nova Chemicals Corp.
  5.953% due 11/15/13(b)                      $       650      $      556
                                                               ----------
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $560)                                                556
-------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(b)--92.2%

AEROSPACE & DEFENSE--3.3%
TransDigm. Inc. Tranche
  4.650% due 6/23/13                                  520             506
                                                               ----------

APPAREL, ACCESSORIES & LUXURY GOODS--1.8%
Hanesbrands, Inc. Tranche B
  4.540% due 9/5/13                                   285             277
                                                               ----------

AUTOMOBILE MANUFACTURERS--3.5%
Ford Motor Co. Tranche B
  5.800% due 12/16/13                                 562             455
General Motors Corp. Tranche B
  5.059% due 11/29/13                                 109              93
                                                               ----------
                                                                      548
                                                               ----------

BROADCASTING & CABLE TV--2.7%
CSC Holdings, Inc. Tranche A1
  4.750% due 2/24/12                                  398             379
MCC Georgia LLC Tranche E
  6.808% due 1/3/16                                    40              40
                                                               ----------
                                                                      419
                                                               ----------

CASINOS & GAMING--1.5%
Harrahs Operating Co., Inc.
  Tranche B3
  5.913% due 1/28/15                                  249             229
                                                               ----------

COMMODITY CHEMICALS--2.4%
Celanese Holdings LLC Tranche B
  4.188% due 3/30/14                                  399             379
                                                               ----------

COMMUNICATIONS EQUIPMENT--2.2%
CommScope, Inc. Tranche B
  5.184% due 12/27/14                                 349             337
                                                               ----------

DATA PROCESSING & OUTSOURCED SERVICES--8.1%
First Data Corp. Tranche B3
  5.398% due 9/24/14                                  682             632


                                               PAR VALUE         VALUE
                                              -----------      ----------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Reynolds & Reynolds Co. (The)
  Tranche FL
  4.886% due 10/24/12                         $       656      $      625
                                                               ----------
                                                                    1,257
                                                               ----------

ELECTRIC UTILITIES--4.0%
Texas Competitive Electric Holdings
  Co. LLC Tranche B3
  6.537% due 10/10/14                                 662             614
                                                               ----------

ENVIRONMENTAL & FACILITIES SERVICES--3.3%
Allied Waste North America, Inc.
  Letter of Credit A
  4.600% due 3/28/14                                  197             195
Allied Waste North America, Inc.
  Tranche B
  4.385% due 3/28/14                                  328             325
                                                               ----------
                                                                      520
                                                               ----------

HEALTH CARE FACILITIES--7.8%
Community Health Systems, Inc.
  Tranche
  5.335% due 7/25/14                                  627             592
Community Health Systems, Inc.
  Tranche DD
  3.688% due 7/25/14                                   32              30
HCA, Inc. Tranche A
  4.696% due 11/18/12                                 636             597
                                                               ----------
                                                                    1,219
                                                               ----------

HEALTH CARE SERVICES--4.4%
DaVita, Inc. Tranche B
  4.105% due 10/5/12                                  400             385
Psychiatric Solutions, Inc. Tranche
  4.531% due 7/1/12                                   304             295
                                                               ----------
                                                                      680
                                                               ----------

HEALTH CARE SUPPLIES--3.1%
Bausch & Lomb, Inc. Tranche B
  5.946% due 4/26/15                                  398             391
Bausch & Lomb, Inc. Tranche DD
  7.196% due 4/26/15                                  100              98
                                                               ----------
                                                                      489
                                                               ----------

HOUSEHOLD PRODUCTS--2.2%
Yankee Candle Co., Inc. Tranche B
  4.755% due 2/6/14                                   375             343
                                                               ----------

                       PHOENIX SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               PAR VALUE         VALUE
                                              -----------      ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.3%
NRG Energy, Inc. Letter of Credit
  4.096% due 2/1/13                           $       123      $      117
NRG Energy, Inc. Tranche B
  4.196% due 2/1/13                                   251             240
                                                               ----------
                                                                      357
                                                               ----------

INTEGRATED TELECOMMUNICATION SERVICES--7.3%
NTELOS, Inc. Tranche B1
  5.115% due 8/24/11                                  647             633
Time Warner Telecom Holdings, Inc.
  Tranche B
  4.710% due 1/7/13                                   512             494
                                                               ----------
                                                                    1,127
                                                               ----------

METAL & GLASS CONTAINERS--1.8%
Anchor Glass Container Corp.
  7.750% due 6/1/13(b)                                290             286
                                                               ----------

OIL & GAS EQUIPMENT & SERVICES--3.3%
Helix Energy Solutions Group, Inc.
  Tranche
  4.546% due 7/1/13                                   533             519
                                                               ----------

OIL & GAS EXPLORATION & PRODUCTION--2.5%
ATP Oil & Gas Corp. Tranche 1
  8.711% due 3/1/10                                   255             248
ATP Oil & Gas Corp. Tranche 2
  8.711% due 3/1/10                                   145             142
                                                               ----------
                                                                      390
                                                               ----------

PAPER PRODUCTS--9.9%
Boise Paper Holdings LLC Tranche
  11.000% due 2/22/15                                 100              95
Boise Paper Holdings LLC Tranche B
  7.500% due 2/22/14                                  499             501
Georgia-Pacific Corp. Tranche B1
  4.690% due 12/20/12                                 522             493


                                               PAR VALUE         VALUE
                                              -----------      ----------

PAPER PRODUCTS--(CONTINUED)
NewPage Corp. Tranche B
  6.313% due 12/21/14                         $       449      $      447
                                                               ----------
                                                                    1,536
                                                               ----------

PUBLISHING--2.8%
Idearc, Inc. Tranche B
  4.545% due 11/17/14                                 532             428
                                                               ----------

SPECIALIZED FINANCE--3.2%
Sungard Data Systems, Inc.
  Tranche B
  4.678% due 2/28/14                                  522             495
                                                               ----------

SPECIALTY CHEMICALS--3.2%
JohnsonDiversey, Inc. Tranche
  5.112% due 12/16/10                                  77              74
JohnsonDiversey, Inc. Tranche B
  5.112% due 12/16/11                                 431             418
                                                               ----------
                                                                      492
                                                               ----------

WIRELESS TELECOMMUNICATION SERVICES--5.6%
ALLTEL Communications, Inc.
  Tranche B2
  5.500% due 5/15/15                                  309             305
MetroPCS Wireless, Inc. Tranche B
  5.063% due 2/20/14                                  598             573
                                                               ----------
                                                                      878
-------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $14,210)                                          14,325
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--95.8%
(IDENTIFIED COST $14,770)                                          14,881
                                                               ----------

TOTAL INVESTMENTS--95.8%
(IDENTIFIED COST $14,770)                                          14,881(a)

Other assets and liabilities, net--4.2%                               650
                                                               ----------
NET ASSETS--100.0%                                             $   15,531
                                                               ==========


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $224 and gross depreciation of $113 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $14,770.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

DOMESTIC COMMON STOCKS--5.6%

UNITED STATES--5.6%
Philip Morris International, Inc.
  (Tobacco)                                     1,083,096      $   53,494
Transocean, Inc. (Oil & Gas
  Drilling)(b)                                    143,000          21,792
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $75,348)                                          75,286
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--93.9%

AUSTRALIA--8.1%
BHP Billiton Ltd. (Diversified
  Metals & Mining)                                785,000          33,410
Coca-Cola Amatil Ltd. (Soft Drinks)             1,244,039           8,360
Incitec Pivot Ltd. (Fertilizers &
  Agricultural Chemicals)                         100,401          17,778
Macquarie Group Ltd. (Investment
  Banking & Brokerage)                            143,200           6,667
Rio Tinto Ltd. (Diversified Metals
  & Mining)                                       150,400          19,460
WorleyParsons Ltd. (Oil & Gas
  Equipment & Services)                           614,221          22,255
                                                               ----------
                                                                  107,930
                                                               ----------

BELGIUM--1.2%
InBev N.V. (Brewers)                              223,545          15,456

BRAZIL--8.5%
Banco Itau Holding Financieira SA
  ADR (Diversified Banks)                         892,425          18,125
CIA Vale do Rio Doce ADR
  (Diversified Metals & Mining)                   956,100          34,247
Petroleo Brasileiro SA ADR
  (Integrated Oil & Gas)                          784,322          55,554
Souza Cruz SA (Tobacco)                           222,704           6,339
                                                               ----------
                                                                  114,265
                                                               ----------

CANADA--6.1%
Canadian Natural Resources Ltd.
  (Oil & Gas Exploration &
  Production)                                     441,420          43,653
Suncor Energy, Inc. (Integrated Oil
  & Gas)                                          643,600          37,365
                                                               ----------
                                                                   81,018
                                                               ----------

DENMARK--1.0%
Novo Nordisk A/S Class B
  (Pharmaceuticals)                               198,100          13,041

FRANCE--1.1%
Air Liquide (Industrial Gases)                    116,000          15,272


                                                SHARES           VALUE
                                              -----------      ----------

GERMANY--3.4%
RWE AG (Multi-Utilities)                          227,742      $   28,754
Siemens AG Registered Shares
  (Industrial Conglomerates)                      153,100          16,973
                                                               ----------
                                                                   45,727
                                                               ----------

HONG KONG--4.1%
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                  19,139,300          33,224
CNOOC Ltd. ADR (Oil & Gas
  Exploration & Production)                        25,000           4,339
Jardine Matheson Holdings Ltd.
  (Multi-Sector Holdings)                         576,984          17,886
                                                               ----------
                                                                   55,449
                                                               ----------

INDIA--8.1%
Bharat Heavy Electricals Ltd.
  (Electrical Components &
  Equipment)                                       51,749           1,662
Bharti Airtel Ltd. (Wireless
  Telecommunication Services)(b)                1,470,611          24,760
HDFC Bank Ltd. (Diversified Banks)                535,510          12,543
HDFC Bank Ltd. ADR (Diversified
  Banks)                                          278,549          19,961
Housing Development Finance Corp.
  (Consumer Finance)                              480,290          21,988
Infrastructure Development Finance
  Co. Ltd. (Consumer Finance)(b)                2,091,883           5,043
ITC Ltd. (Tobacco)                              2,363,500          10,309
United Spirits Ltd. (Brewers)                     432,071          12,551
                                                               ----------
                                                                  108,817
                                                               ----------

ITALY--1.2%
Maire Tecnimont S.p.A.
  (Construction & Engineering)                  2,338,482          15,655

JAPAN--8.4%
Daito Trust Construction Co. Ltd.
  (Homebuilding)                                  255,200          12,377
Millea Holdings, Inc. (Property &
  Casualty Insurance)                             935,200          36,450
Mitsubishi Corp. (Trading Companies
  & Distributors)                                 639,100          21,059
Mitsui & Co., Ltd. (Trading
  Companies & Distributors)                       711,100          15,695
Secom Co. Ltd. (Diversified
  Commercial & Professional
  Services)                                       543,500          26,473
                                                               ----------
                                                                  112,054
                                                               ----------

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

LUXEMBOURG--2.0%
ArcelorMittal (Steel)                             269,100      $   26,463

MEXICO--2.4%
America Movil S.A.B. de C.V. ADR
  Series L (Wireless
  Telecommunication Services)                     611,253          32,244

NETHERLANDS--7.7%
Core Laboratories N.V. (Oil & Gas
  Equipment & Services)(b)                        279,597          39,800
Schlumberger Ltd. (Oil & Gas
  Equipment & Services)(e)                        562,000          60,376
Schlumberger Ltd. (Oil & Gas
  Equipment & Services)(d)                         20,000           2,156
                                                               ----------
                                                                  102,332
                                                               ----------

NORWAY--1.9%
Orkla ASA (Industrial Conglomerates)            1,990,975          25,511

SINGAPORE--0.6%
Keppel Corp. Ltd. (Industrial
  Conglomerates)                                  937,300           7,688

SPAIN--3.7%
Enagas S.A. (Gas Utilities)                     1,569,801          44,312
Red Electrica Corp.  S.A. (Electric
  Utilities)                                       71,000           4,609
                                                               ----------
                                                                   48,921
                                                               ----------

SWITZERLAND--6.6%
ABB Ltd. Registered Shares (Heavy
  Electrical Equipment)(b)                        663,100          18,770
Lindt & Spruengli AG (Packaged
  Foods & Meats)                                    2,812           7,749
Meyer Burger Technology AG
  (Industrial Machinery)(b)                        14,500           4,322
Nestle S.A. Registered Shares
  (Packaged Foods & Meats)                        699,130          31,506
Roche Holding AG Registered Shares
  (Pharmaceuticals)                               146,404          26,319
                                                               ----------
                                                                   88,666
                                                               ----------

UNITED KINGDOM--17.8%
AMEC plc (Construction &
  Engineering)                                    318,100           5,605
BG Group plc (Oil & Gas Exploration
  & Production)                                 1,332,575          34,630
British American Tobacco plc
  (Tobacco)                                     2,148,487          74,109
Diageo plc (Distillers & Vintners)                771,871          14,142
Imperial Tobacco Group plc (Tobacco)            1,126,708          41,856


                                                SHARES           VALUE
                                              -----------      ----------
UNITED KINGDOM--(CONTINUED)
Reckitt Benckiser Group plc
  (Household Products)                            465,131      $   23,493
Tesco plc (Food Retail)                         6,082,890          44,492
                                                               ----------
                                                                  238,327
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,161,174)                                    1,254,836
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $1,236,522)                                    1,330,122
                                                               ----------

SHORT-TERM INVESTMENTS--1.1%


                                               PAR VALUE         VALUE
                                              -----------      ----------

FEDERAL AGENCY SECURITIES(f)--1.1%
FHLMC
  2.000% due 7/1/08                               $14,850          14,850
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,850)                                          14,850
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $1,251,372)                                    1,344,972(a)

Other assets and liabilities, net--(0.6)%                          (7,746)
                                                               ----------
NET ASSETS--100.0%                                             $1,337,226
                                                               ==========

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)







ABBREVIATIONS:
ADR    American Depositary Receipt
FHLMC  Freddie Mac or Federal Home Loan Mortgage Corporation

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $133,601 and gross depreciation of $43,155 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,254,526.
(b)    Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)    Shares traded on Alt-X Exchange.
(e)    Shares traded on NYSE.
(f)    The rate shown is the discount rate.

                     PHOENIX INTERNATIONAL STRATEGIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

FOREIGN COMMON STOCKS(c)--98.2%

ARGENTINA--0.1%
Telecom Argentina S.A. Sponsored
  ADR (Integrated Telecommunication
  Services)(b)                                      2,800      $       40
                                                               ----------

AUSTRALIA--6.2%
Aquila Resources Ltd. (Coal &
  Consumable Fuels)(b)                              7,776             123
ASX Ltd. (Specialized Finance)                      5,507             166
Ausenco Ltd. (Construction &
  Engineering)                                      1,620              24
BHP Billiton Ltd.
  (Diversified
  Metals & Mining)                                  9,211             392
BlueScope Steel Ltd. (Steel)                       36,686             399
Carbon Energy Ltd. (Diversified
  Metals & Mining)(b)                               8,526               7
Incitec Pivot Ltd. (Fertilizers &
  Agricultural Chemicals)                             186              33
Leighton Holdings Ltd.
  (Construction & Engineering)                      8,323             405
McPherson's Ltd. (Personal Products)               10,878              29
Orica Ltd. (Diversified Chemicals)                 16,820             472
Paladin Energy Ltd. (Diversified
  Metals & Mining)(b)                               6,923              42
Qantas Airways Ltd. (Airlines)                    129,794             378
QBE Insurance Group Ltd. (Property
  & Casualty Insurance)                            16,500             355
Rio Tinto Ltd. (Diversified Metals
  & Mining)                                         5,964             772
Riversdale Mining Ltd. (Diversified
  Metals & Mining)(b)                              12,228             138
Santos Ltd. (Oil & Gas Exploration
  & Production)                                    52,556           1,082
Sims Group Ltd. (Steel)                             6,241             249
                                                               ----------
                                                                    5,066
                                                               ----------

AUSTRIA--0.0%
Voestalpine AG (Steel)                                164              13
                                                               ----------

BELGIUM--1.4%
Belgacom SA (Integrated
  Telecommunication Services)                       5,000             215
Delhaize Group (Food Retail)                        5,146             345
Dexia SA (Diversified Banks)                       37,588             598
                                                               ----------
                                                                    1,158
                                                               ----------

BERMUDA--0.2%
Aquarius Platinum Ltd. (Precious
  Metals & Minerals)                                6,951             111


                                                SHARES           VALUE
                                              -----------      ----------

BERMUDA--(CONTINUED)
Lancashire Holdings Ltd.
  (Multi-line Insurance)                            2,244      $       14
                                                               ----------
                                                                      125
                                                               ----------

BRAZIL--0.6%
Usinas Siderurgicas de Minas Gerais
  SA (Steel)                                       10,500             517
                                                               ----------

CANADA--2.5%
CGI Group, Inc. Class A (IT
  Consulting & Other Services)(b)                   4,700              47
Churchill Corp. (The) Class A
  (Construction & Engineering)(b)                     600              11
Hammond Power Solutions, Inc.
  (Electrical Components &
  Equipment)(b)                                     2,200              28
Petro-Canada (Integrated Oil & Gas)                 1,700              95
Potash Corp. of Saskatchewan, Inc.
  (Fertilizers & Agricultural
  Chemicals)                                        5,800           1,325
Rothmans, Inc. (Tobacco)                            3,382              90
Sherritt International Corp.
  (Diversified Metals & Mining)                     7,500             113
Teck Cominco Ltd. (Diversified
  Metals & Mining)                                  6,112             295
                                                               ----------
                                                                    2,004
                                                               ----------

CHINA--0.5%
China Construction Bank Corp.
  (Regional Banks)                                166,000             134
PetroChina Co., Ltd. Class H
  (Integrated Oil & Gas)                          180,000             233
Truly International Holdings Ltd.
  (Electronic Equipment
  Manufacturers)                                   10,000               9
                                                               ----------
                                                                      376
                                                               ----------

DENMARK--0.9%
D/S Norden (Marine)                                 6,780             726
                                                               ----------

FINLAND--1.3%
Fortum Oyj (Electric Utilities)                     9,100             460
Nokia Oyj (Communications Equipment)               24,822             607
                                                               ----------
                                                                    1,067
                                                               ----------

FRANCE--9.5%
Alstom (Heavy Electrical Equipment)                 2,151             493
AXA SA (Multi-line Insurance)                      13,600             401
BNP Paribas SA (Diversified Banks)                  7,896             711
Bouygues SA (Wireless
  Telecommunication Services)                       3,600             237
Compagnie Generale des
  Etablissements Michelin Class B
  (Tires & Rubber)                                  3,356             240

                     PHOENIX INTERNATIONAL STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

FRANCE--(CONTINUED)
Credit Agricole SA (Diversified
  Banks)                                            1,652      $       33
France Telecom SA (Integrated
  Telecommunication Services)                      17,886             525
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury
  Goods)                                            4,174             435
Nexans SA (Electrical Components &
  Equipment)                                          563              69
PPR (Department Stores)                             3,448             381
PSA Peugeot Citroen SA (Automobile
  Manufacturers)                                   17,515             946
Publicis Groupe (Advertising)(b)                    2,264              73
Rallye SA (Specialty Stores)                          919              54
Recylex SA (Diversified Metals &
  Mining)(b)                                        2,607              33
Sanofi-Aventis SA (Pharmaceuticals)                 7,000             465
Suez SA (Multi-Utilities)                           4,900             332
Technip SA (Oil & Gas Equipment &
  Services)                                         2,825             261
Total SA (Integrated Oil & Gas)                    12,977           1,105
UBISOFT Entertainment (Home
  Entertainment Software)(b)                        1,946             170
Vallourec SA (Industrial Machinery)                 1,200             420
Vivendi Universal SA (Movies &
  Entertainment)                                   10,683             403
                                                               ----------
                                                                    7,787
                                                               ----------

GERMANY--10.6%
Allianz AG Registered Shares
  (Multi-line Insurance)                            2,283             402
Arcandor AG (Department Stores)(b)                 11,100             129
Arques Industries AG (Health Care
  Facilities)(b)                                    1,070              10
Bayer AG (Diversified Chemicals)                    5,200             438
Daimler AG (Automobile
  Manufacturers)                                    4,000             248
Deutsche Bank AG Registered Shares
  (Diversified Capital Markets)                     3,200             276
Deutsche Boerse AG (Specialized
  Finance)                                          4,912             555
Deutsche Lufthansa AG Registered
  Shares (Airlines)                                36,239             781
Deutsche Telekom AG Registered
  Shares (Integrated
  Telecommunication Services)                      50,543             829
E.ON AG (Electric Utilities)                        8,352           1,683
GEA Group AG (Industrial Machinery)                 7,517             265
MAN AG (Industrial Machinery)                       9,292           1,030
MTU Aero Engines Holding AG
  (Aerospace & Defense)                             1,138              37
Muenchener
  Rueckversicherungs-Gesellschaft
  AG Registered Shares (Reinsurance)                4,436             778


                                                SHARES           VALUE
                                              -----------      ----------

GERMANY--(CONTINUED)
Norddeutsche Affinerie AG
  (Diversified Metals & Mining)                     1,410      $       77
Salzgitter AG (Steel)                               4,942             905
Symrise AG (Fertilizers &
  Agricultural Chemicals)                           8,295             180
                                                               ----------
                                                                    8,623
                                                               ----------

GREECE--0.4%
Alpha Bank AE (Diversified Banks)                  11,945             362
                                                               ----------

HONG KONG--1.9%
Bank of East Asia Ltd. (Diversified
  Banks)                                           49,000             267
Cheung Kong Holdings Ltd. (Real
  Estate Management & Development)                 25,000             338
China Mobile Ltd. (Wireless
  Telecommunication Services)                       4,000              54
Chun Wo Development Holdings Ltd.
  (Construction & Engineering)                     90,000               9
Hang Lung Properties Ltd. (Real
  Estate Management & Development)                125,000             401
Sinolink Worldwide Holdings Ltd.
  (Real Estate Management &
  Development)                                    174,000              25
Television Broadcasts Ltd.
  (Broadcasting & Cable TV)                        57,000             329
VTech Holdings Ltd. (Communications
  Equipment)                                       21,998             133
                                                               ----------
                                                                    1,556
                                                               ----------

ITALY--2.5%
AS Roma S.p.A (Movies &
  Entertainment)(b)                                13,016              16
Banca Popolare dell'Emilia Romagna
  Scrl (Regional Banks)                             2,095              36
Enel S.p.A. (Electric Utilities)                   38,665             367
ENI S.p.A. (Integrated Oil & Gas)                  24,549             912
Fiat S.p.A. (Automobile
  Manufacturers)                                   14,327             233
Indesit Co. S.p.A. (Household
  Appliances)                                       3,705              41
Istituto Finanziario Industriale
  S.p.A. (Multi-Sector Holdings)(b)                 1,212              24
Pirelli & C S.p.A (Industrial
  Conglomerates)                                  140,486              96
UniCredito Italiano S.p.A.
  (Diversified Banks)                              51,700             315
                                                               ----------
                                                                    2,040
                                                               ----------

JAPAN--23.4%
Aisin Seiko Co., Ltd. (Auto Parts &
  Equipment)                                       26,000             854
Allied Telesis Holdings KK
  (Communications Equipment)(b)                    20,600              13

                     PHOENIX INTERNATIONAL STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

JAPAN--(CONTINUED)
Bank of Yokohama Ltd. (The)
  (Regional Banks)                                 31,000      $      214
Calsonic Kansei Corp. (Auto Parts &
  Equipment)                                        6,000              24
Chiba Bank Ltd. (The) (Regional
  Banks)                                           14,000              98
Chuo Denki Kogyo Co., Ltd.
  (Diversified Metals & Mining)                     3,000              45
Create SD Co., Ltd. (Drug Retail)                   1,500              28
Daihatsu Motor Co., Ltd.
  (Automobile Manufacturers)                       23,000             264
East Japan Railway Co. (Railroads)                     57             464
FamilyMart Co., Ltd. (Food Retail)                  5,700             233
FANUC Ltd. (Industrial Machinery)                   5,700             557
Fuji Heavy Industries (Automobile
  Manufacturers)                                   20,000              98
Fuji Machine Manufacturing Co.,
  Ltd. (Industrial Machinery)                         400               8
Fujitsu Ltd. (Computer Hardware)                   47,000             349
Furuno Electric Co., Ltd.
  (Household Appliances)                            2,100              28
Geo Corp. (Computer & Electronics
  Retail)                                              61              51
Gulliver International Co., Ltd.
  (Automotive Retail)                                 330               9
Hanwa Co., Ltd. (Trading Companies
  & Distributors)                                  20,000             124
Hitachi Construction Machinery Co.,
  Ltd. (Construction & Farm
  Machinery & Heavy Trucks)                        15,300             429
Hitachi Ltd. (Electronic Equipment
  Manufacturers)                                  192,000           1,383
Hitachi Metals Ltd. (Steel)                        11,000             181
Hyakujushi Bank Ltd. (The)
  (Regional Banks)                                  2,000              11
IDU Co. (Diversified Commercial &
  Professional Services)                               18               5
Inpex Holdings, Inc. (Oil & Gas
  Exploration & Production)                            45             568
Intelligence Ltd. (Human Resource &
  Employment Services)                                  9               7
Itoham Foods, Inc. (Packaged Foods
  & Meats)                                          3,000              15
Iyo Bank Ltd. (The) (Regional Banks)                4,000              47
JFE Shoji Holdings, Inc. (Trading
  Companies & Distributors)                         9,000              68
Juki Corp. (Household Appliances)                   8,000              23
Juroku Bank Ltd. (The) (Regional
  Banks)                                            9,000              44
Kagoshima Bank Ltd. (The) (Regional
  Banks)                                            7,000              53
Kao Corp. (Household Products)                      9,000             236
Keiyo Bank Ltd. (The) (Regional
  Banks)                                            5,000              30


                                                SHARES           VALUE
                                              -----------      ----------

JAPAN--(CONTINUED)
Kioritz Corp. (Industrial Machinery)               11,000      $       29
KK DaVinci Holdings (Real Estate
  Management & Development)(b)                        133              92
Kosaido Co., Ltd. (Commercial
  Printing)(b)                                      2,000              10
Kyoei Steel Ltd. (Steel)                              900              17
Leopalace21 Corp. (Real Estate
  Management & Development)                         4,200              60
Marubeni Corp. (Trading Companies &
  Distributors)                                    85,000             709
Maruetsu, Inc. (The) (Food
  Retail)(b)                                        4,000              34
Meiji Dairies Corp. (Packaged Foods
  & Meats)                                          6,000              31
Mitsubishi Corp. (Trading Companies
  & Distributors)                                  12,700             418
Mitsubishi Paper Mills Ltd. (Paper
  Products)                                        21,000              55
Mitsubishi UFJ Financial Group,
  Inc. (Diversified Banks)                         50,300             444
Mitsui & Co., Ltd. (Trading
  Companies & Distributors)                         9,000             199
Mitsui Fudosan Co., Ltd. (Real
  Estate Management & Development)                 18,000             385
Mitsui O.S.K. Lines Ltd. (Marine)                  42,000             599
Mitsumi Electric Co. Ltd. (Computer
  Storage & Peripherals)                            1,600              36
Mizuho Trust & Banking Co., Ltd.
  (Diversified Banks)                             119,000             205
Money Partners Co., Ltd.
  (Investment Banking & Brokerage)                     34              33
Murata Manufacturing Co., Ltd.
  (Electronic Equipment
  Manufacturers)                                    9,900             467
Namura Shipbuilding Co., Ltd.
  (Construction & Farm Machinery &
  Heavy Trucks)                                     2,100              14
NGK Insulators Ltd. (Industrial
  Machinery)                                       14,000             273
Nidec Corp. (Electronic Equipment
  Manufacturers)                                    6,200             413
Nintendo Co., Ltd. (Home
  Entertainment Software)                           1,000             567
Nippon Electric Glass Co., Ltd.
  (Electronic Equipment
  Manufacturers)                                   14,000             243
Nippon Game Card Corp. (Leisure
  Products)                                             9              11
Nippon Metal Industry Co., Ltd.
  (Steel)                                          11,000              34
Nippon Oil Corp. (Oil & Gas
  Refining & Marketing)                            69,000             465
Nippon Shinyaku Co., Ltd.
  (Pharmaceuticals)                                 2,000              25

                     PHOENIX INTERNATIONAL STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

JAPAN--(CONTINUED)
Nippon Telegraph & Telephone Corp.
  (Integrated Telecommunication
  Services)                                           131      $      646
Nissan Shatai Co., Ltd. (Auto Parts
  & Equipment)                                      3,000              23
Nisshin Steel Co., Ltd. (Steel)                    58,000             197
Nomura Holdings, Inc. (Investment
  Banking & Brokerage)                             36,100             535
Nomura Research Institute Ltd. (IT
  Consulting & Other Services)                     20,700             485
Ogaki Kyoritsu Bank Ltd. (The)
  (Regional Banks)                                  3,000              17
Okinawa Electric Power Co., Inc.
  (The) (Electric Utilities)                          300              15
Pioneer Corp. (Consumer Electronics)               21,600             174
Round One Corp. (Leisure Facilities)                   26              29
Saison Information Systems Co.,
  Ltd. (Data Processing &
  Outsourced Services)                              1,000               6
Sanyo Electric Co., Ltd. (Consumer
  Electronics)                                     89,000             207
Seiko Epson Corp. (Computer Storage
  & Peripherals)                                      900              25
Shin-Etsu Chemical Co., Ltd.
  (Specialty Chemicals)                             7,900             490
Siix Corp. (Trading Companies &
  Distributors)                                     2,100              15
Sojitz Corp. (Trading Companies &
  Distributors)                                    62,000             207
Sumikin Bussan Corp. (Trading
  Companies & Distributors)                         5,000              20
Sumitomo Mitsui Financial Group,
  Inc. (Diversified Banks)                            209           1,572
Tabuchi Electric Co., Ltd.
  (Electrical Components &
  Equipment)                                        4,000              11
Takeda Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                 9,300             473
Toa Corp. (Construction &
  Engineering)(b)                                  31,000              46
Tokai Rika Co., Ltd. (Auto Parts &
  Equipment)                                        1,800              37
Tokyo Dome Corp. (Leisure
  Facilities)                                       5,000              23
Toshiba Plant Systems & Services
  Corp. (Construction & Engineering)                5,000              43
Toyo Kohan Co., Ltd. (Steel)                        3,000              12
Toyoda Gosei Co., Ltd. (Auto Parts
  & Equipment)                                      3,000              88
Toyota Auto Body Co., Ltd. (Auto
  Parts & Equipment)                                2,200              41
Toyota Motor Corp. (Automobile
  Manufacturers)                                   12,600             595
TS Tech Co., Ltd. (Tires & Rubber)                  2,200              35
Weathernews, Inc. (Diversified
  Commercial & Professional Services)               1,900              24


                                                SHARES           VALUE
                                              -----------      ----------

JAPAN--(CONTINUED)
Yamaguchi Financial Group, Inc.
  (Regional Banks)                                  6,040      $       84
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)                                   21,100             395
Yamato Kogyo Co., Ltd. (Steel)                      1,400              67
                                                               ----------
                                                                   19,066
                                                               ----------

KAZAKHSTAN--0.2%
Kazakhmys plc (Diversified Metals &
  Mining)                                           4,002             126
                                                               ----------

LUXEMBOURG--0.7%
ArcelorMittal (Steel)                               6,104             600
                                                               ----------

MALAYSIA--0.3%
Hong Leong Bank Bhd (Regional Banks)               16,200              29
Kulim Malaysia Bhd (Agricultural
  Products)                                         9,900              29
Lion Industries Corp. Bhd (Steel)                  21,900              18
RHB Capital Bhd (Regional Banks)                  149,500             193
                                                               ----------
                                                                      269
                                                               ----------

MEXICO--1.1%
Axtel S.A.B. de C.V. (Integrated
  Telecommunication Services)(b)                   74,800             137
Cemex S.A.B. de C.V. (Construction
  Materials)(b)                                    45,200             112
Gruma S.A.B. de C.V. (Packaged
  Foods & Meats)(b)                                 9,257              25
Grupo Mexico S.A.B. de C.V. Series
  B (Diversified Metals & Mining)                  48,780             111
Grupo Simec S.A.B. de C.V. Series B
  (Building Products)(b)                           37,420             212
Industrias CH S.A.B. de C.V.
  (Steel)(b)                                        5,800              32
Mexichem S.A.B. de C.V.
  (Fertilizers & Agricultural
  Chemicals)                                       25,830             209
Telefonos de Mexico S.A.B. de C.V.
  Series L (Integrated
  Telecommunication Services)                      22,100              26
Telmex Internacional S.A.B. de C.V.
  (Integrated Telecommunication
  Services)(b)                                     86,000              70
                                                               ----------
                                                                      934
                                                               ----------

NETHERLANDS--5.7%
ASML Holding N.V. (Semiconductor
  Equipment)                                       14,100             345
Draka Holding N.V. (Electrical
  Components & Equipment)                           2,305              62
Heineken N.V. (Brewers)                            26,927           1,371
ING Groep N.V. (Other Diversified
  Financial Services)                              52,064           1,646

                     PHOENIX INTERNATIONAL STRATEGIES FUND
                      SHCEUDLE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

NETHERLANDS--(CONTINUED)
Koninklijke Ahold N.V. (Food Retail)               10,069      $      135
OCE N.V. (Office Electronics)(d)                      103               1
OCE N.V. (Office Electronics)(f)                    2,300              36
Unilever N.V. (Packaged Foods &
  Meats)                                           25,300             716
Wolters Kluwer N.V. (Publishing)                   15,800             368
                                                               ----------
                                                                    4,680
                                                               ----------

NEW ZEALAND--0.0%
Fletcher Building Ltd.
  (Construction Materials)                          5,455              26
                                                               ----------

NORWAY--0.0%
Belships ASA (Marine)                               1,000               4
                                                               ----------

RUSSIA--1.9%
Gazprom OAO Sponsored ADR (Oil &
  Gas Storage & Transportation)                     3,900             226
LUKOIL Oil Co. (Integrated Oil &
  Gas)                                                572              56
LUKOIL Sponsored ADR (Integrated
  Oil & Gas)                                       12,946           1,272
                                                               ----------
                                                                    1,554
                                                               ----------

SINGAPORE--1.0%
CapitaLand Ltd. (Real Estate
  Management & Development)                        84,000             353
Golden Agri-Resources Ltd.
  (Agricultural Products)                         134,000              88
Jardine Cycle & Carriage Ltd.
  (Distributors)                                   24,000             301
Neptune Orient Lines Ltd. (Marine)                 15,000              36
Rotary Engineering Ltd.
  (Construction & Engineering)                     20,000              12
Singapore Petroleum Co., Ltd. (Oil
  & Gas Refining & Marketing)                       8,000              39
Swiber Holdings Ltd. (Oil & Gas
  Equipment & Services)(b)                         10,000              18
                                                               ----------
                                                                      847
                                                               ----------

SOUTH KOREA--0.5%
C-motech Co., Ltd. (Communications
  Equipment)                                          594               7
Honam Petrochemical Corp.
  (Fertilizers & Agricultural
  Chemicals)                                          711              51
KT Corp. (Integrated
  Telecommunication Services)                       7,480             321
Samsung SDI Co., Ltd. (Electronic
  Equipment Manufacturers)(b)                         254              20
                                                               ----------
                                                                      399
                                                               ----------


                                                SHARES           VALUE
                                              -----------      ----------

SPAIN--1.4%
Banco Santander SA (Diversified
  Banks)                                           17,951      $      327
Construcciones y Auxiliar de
  Ferrocarriles SA (Construction &
  Farm Machinery & Heavy Trucks)                      164              72
Telefonica SA (Integrated
  Telecommunication Services)                      27,700             733
                                                               ----------
                                                                    1,132
                                                               ----------

SWEDEN--0.5%
Electrolux AB Series B (Household
  Appliances)                                       9,766             124
JM AB (Construction & Engineering)                  5,068              65
NCC AB Class B (Construction &
  Engineering)                                      1,600              24
Telefonaktiebolaget LM Ericsson
  Class B (Communications Equipment)               16,980             177
                                                               ----------
                                                                      390
                                                               ----------

SWITZERLAND--4.8%
Basler Kantonalbank (Regional Banks)                  126              14
Credit Suisse Group AG Registered
  Shares (Diversified Capital
  Markets)                                          7,400             337
Galenica AG Registered Shares
  (Health Care Distributors)                          133              47
Georg Fisher AG Registered Shares
  (Industrial Machinery)(b)                           212              87
Holcim Ltd. Registered Shares
  (Construction Materials)                          6,300             509
Nestle S.A. Registered Shares
  (Packaged Foods & Meats)                          9,000             406
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                 4,959             891
Zurich Financial Services AG
  Registered Shares (Multi-line
  Insurance)                                        6,403           1,632
                                                               ----------
                                                                    3,923
                                                               ----------

TAIWAN--0.5%
Taiwan Semiconductor Manufacturing
  Co., Ltd. Sponsored ADR
  (Semiconductors)                                 35,539             388
Taiwan Surface Mounting Technology
  Co., Ltd. (Electronic Equipment
  Manufacturers)(b)                                 8,050              12
                                                               ----------
                                                                      400
                                                               ----------

TURKEY--0.2%
Dogan Sirketler Grubu Holdings A.S.
  (Industrial Machinery)(b)                        74,488              91
Sekerbank T.A.S. (Regional Banks)                  10,346              20

                     PHOENIX INTERNATIONAL STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

TURKEY--(CONTINUED)
Tupras-Turkiye Petro Rafinerileri
  A.S. (Oil & Gas Refining &
  Marketing)                                        2,910      $       67
                                                               ----------
                                                                      178
                                                               ----------

UNITED KINGDOM--17.3%
3i Group plc (Asset Management &
  Custody Banks)                                   26,374             431
AMEC plc (Construction &
  Engineering)                                      4,171              74
Anglo American plc (Diversified
  Metals & Mining)                                  2,335             164
Antofagasta plc (Diversified Metals
  & Mining)                                       111,000           1,443
AstraZeneca plc (Pharmaceuticals)                  30,856           1,312
Aviva plc (Multi-line Insurance)                   27,200             270
BAE Systems plc (Aerospace &
  Defense)                                         57,000             500
Barclays plc (Diversified Banks)                   41,600             236
BHP Billiton plc (Diversified
  Metals & Mining)                                  8,180             314
BP plc (Integrated Oil & Gas)                      67,213             779
British Sky Broadcasting Group plc
  (Broadcasting & Cable TV)                        44,000             412
BT Group plc (Integrated
  Telecommunication Services)                     148,092             587
Catlin Group Ltd. (Property &
  Casualty Insurance)                               1,256               9
Centrica plc (Multi-Utilities)                     27,133             167
De la Rue plc (Commercial Printing)                 1,784              32
GlaxoSmithKline plc
  (Pharmaceuticals)                                33,400             738
IG Group Holdings plc (Investment
  Banking & Brokerage)                              9,348              61
Legal & General Group plc (Life &
  Health Insurance)                               187,220             372
Micro Focus International plc
  (Application Software)                            8,900              46
National Grid plc (Multi-Utilities)                30,185             396
Next plc (Department Stores)                        7,351             141
Petrofac Ltd. (Oil & Gas Equipment
  & Services)                                       1,179              17
Regus Group plc (Diversified
  Commercial & Professional
  Services)                                        18,201              29
Rio Tinto plc (Diversified Metals &
  Mining)                                           5,551             669
Rolls-Royce Group plc (Aerospace &
  Defense)(b)                                      23,902             162
Royal Bank of Scotland Group plc
  (Diversified Banks)                               7,164              31
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(e)                        13,100             537
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(d)                        70,999           2,903


                                                SHARES           VALUE
                                              -----------      ----------

UNITED KINGDOM--(CONTINUED)
Schroders plc (Asset Management &
  Custody Banks)                                    5,749      $      104
Smith (W.H.) plc (Specialty Stores)                 5,192              38
Smiths Group plc (Industrial
  Conglomerates)                                   17,266             372
Sportingbet plc (Casinos &
  Gaming)(b)                                       16,121              11
Thomas Cook Group plc (Hotels,
  Resorts & Cruise Lines)                          12,384              57
Vodafone Group plc (Wireless
  Telecommunication Services)                     233,979             689
                                                               ----------
                                                                   14,103
                                                               ----------

UNITED STATES--0.1%
Methanex Corp. (Commodity Chemicals)                1,400              39
                                                               ----------
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $74,639)                                          80,130
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $74,639)                                          80,130
                                                               ----------


                                               PAR VALUE          VALUE
                                              -----------      ----------

SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER(g)--0.8%
International Lease Finance Corp.
  2.650% due 7/1/08                                  $630             630
                                                               ----------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $630)                                                630
-------------------------------------------------------------------------


TOTAL INVESTMENTS--99.0%
(Identified Cost $75,269)                                          80,760(a)

Other assets and liabilities, net--1.0%                               806
                                                               ----------
NET ASSETS--100.0%                                             $   81,566
                                                               ==========

                     PHOENIX INTERNATIONAL STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)





FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,794 and gross depreciation of $7,489 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $75,455.
(b)    Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)    Shares traded on Amsterdam Exchange.
(e)    Shares traded on London Exchange.
(f)    Shares traded on Frankfurt Exchange.
(g)    The rate shown is the discount rate.

                       PHOENIX WORLDWIDE STRATEGIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

DOMESTIC COMMON STOCKS--28.2%

UNITED STATES--28.2%
Abbott Laboratories
  (Pharmaceuticals)                                   820      $       43
Abercrombie & Fitch Co. Class A
  (Apparel Retail)                                    250              16
Acuity Brands, Inc. (Electrical
  Components & Equipment)                           1,700              82
Adobe Systems, Inc. (Application
  Software)(b)                                      2,420              95
Aetna, Inc. (Managed Health Care)                   3,710             150
AFLAC, Inc. (Life & Health
  Insurance)                                        2,420             152
AGCO Corp. (Construction & Farm
  Machinery & Heavy Trucks)(b)                      1,450              76
Agilent Technologies, Inc.
  (Electronic Equipment
  Manufacturers)(b)                                 2,400              85
AK Steel Holding Corp. (Steel)                      2,240             155
Altria Group, Inc. (Tobacco)                        7,610             156
American Express Co. (Consumer
  Finance)                                          1,970              74
Ameriprise Financial, Inc. (Asset
  Management & Custody Banks)                       1,870              76
Amgen, Inc. (Biotechnology)(b)                      3,270             154
Amkor Technology, Inc.
  (Semiconductor Equipment)(b)                      3,120              32
Annaly Capital Management, Inc.
  (Mortgage REITs)                                  8,080             125
AON Corp. (Insurance Brokers)                       2,300             106
Applied Materials, Inc.
  (Semiconductor Equipment)                         6,070             116
AT&T, Inc. (Integrated
  Telecommunication Services)                      23,239             783
Automatic Data Processing, Inc.
  (Data Processing & Outsourced
  Services)                                         3,680             154
Ball Corp. (Metal & Glass
  Containers)                                         560              27
Bank of America Corp. (Other
  Diversified Financial Services)                   8,290             198
Bank of Hawaii Corp. (Regional
  Banks)                                              830              40
Bank of New York Mellon Corp. (The)
  (Asset Management & Custody Banks)               10,613             401
Best Buy Co., Inc. (Computer &
  Electronics Retail)                               2,440              97
Big Lots, Inc. (General Merchandise
  Stores)(b)                                        2,210              69
BJ's Wholesale Club, Inc.
  (Hypermarkets & Super Centers)(b)                 2,530              98
BMC Software, Inc. (Systems
  Software)(b)                                      1,800              65
Boeing Co. (The) (Aerospace &
  Defense)                                          4,040             266


                                                SHARES           VALUE
                                              -----------      ----------

UNITED STATES--(CONTINUED)
Boston Scientific Corp. (Health
  Care Equipment)(b)                               11,600      $      143
Brandywine Realty Trust (Office
  REITs)                                            4,040              64
Bristol-Myers Squibb Co.
  (Pharmaceuticals)                                 9,430             194
Cardinal Health, Inc. (Health Care
  Distributors)                                     5,790             299
CBS Corp. Class B (Broadcasting &
  Cable TV)                                         7,120             139
Cephalon, Inc. (Biotechnology)(b)                   1,750             117
Chemtura Corp. (Specialty Chemicals)                8,970              52
Chevron Corp. (Integrated Oil & Gas)                5,590             554
Chubb Corp. (The) (Property &
  Casualty Insurance)                               2,580             126
CIGNA Corp. (Managed Health Care)                   2,410              85
Cincinnati Financial Corp.
  (Property & Casualty Insurance)                   1,100              28
Cisco Systems, Inc. (Communications
  Equipment)(b)                                    18,290             425
Citigroup, Inc. (Other Diversified
  Financial Services)                               1,930              32
Clorox Co. (The) (Household
  Products)                                         1,370              72
Coach, Inc. (Apparel, Accessories &
  Luxury Goods)(b)                                  1,440              42
Coca-Cola Co. (The) (Soft Drinks)                   2,630             137
Coca-Cola Enterprises, Inc. (Soft
  Drinks)                                           8,710             151
ConocoPhillips (Integrated Oil &
  Gas)                                              7,910             747
Corning, Inc. (Communications
  Equipment)                                        2,120              49
Coventry Health Care, Inc. (Managed
  Health Care)(b)                                     540              16
Cummins, Inc. (Construction & Farm
  Machinery & Heavy Trucks)                           480              31
Devon Energy Corp. (Oil & Gas
  Exploration & Production)                           330              40
Dollar Tree, Inc. (General
  Merchandise Stores)(b)                            1,080              35
Donnelley (R.R.) & Sons Co.
  (Commercial Printing)                             3,760             112
Dover Corp. (Industrial Machinery)                  1,440              70
Dow Chemical Co. (The) (Diversified
  Chemicals)                                        2,570              90
Dresser-Rand Group, Inc. (Oil & Gas
  Equipment & Services)(b)                          1,380              54
Duke Energy Corp. (Electric
  Utilities)                                        7,690             134
Eaton Corp. (Industrial Machinery)                  2,710             230
eBay, Inc. (Internet Software &
  Services)(b)                                      7,230             198
Embarq Corp. (Integrated
  Telecommunication Services)                       1,390              66

                       PHOENIX WORLDWIDE STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                SHARES           VALUE
                                              -----------      ----------

UNITED STATES--(CONTINUED)
Emerson Electric Co. (Electrical
  Components & Equipment)                           5,700      $      282
Emulex Corp. (Communications
  Equipment)(b)                                     3,710              43
Endo Pharmaceuticals Holdings, Inc.
  (Pharmaceuticals)(b)                              1,680              41
ENSCO International, Inc. (Oil &
  Gas Drilling)                                     1,170              94
Expedia, Inc. (Internet Retail)(b)                  1,570              29
Exxon Mobil Corp. (Integrated Oil &
  Gas)                                             15,920           1,403
Federated Investors, Inc. Class B
  (Asset Management & Custody Banks)                1,730              60
First Industrial Realty Trust, Inc.
  (Industrial REITs)                                2,630              72
Ford Motor Co. (Automobile
  Manufacturers)(b)                                 4,341              21
Forest Laboratories, Inc.
  (Pharmaceuticals)(b)                              2,660              92
Gap, Inc. (The) (Apparel Retail)                    4,770              80
Gardner Denver, Inc. (Industrial
  Machinery)(b)                                       990              56
General Dynamics Corp. (Aerospace &
  Defense)                                            930              78
General Motors Corp. (Automobile
  Manufacturers)                                    9,070             104
GFI Group, Inc. (Investment Banking
  & Brokerage)                                      4,970              45
Google, Inc. Class A (Internet
  Software & Services)(b)                             340             179
Hartford Financial Services Group,
  Inc. (The) (Multi-line Insurance)                   510              33
Hasbro, Inc. (Leisure Products)                     1,430              51
Hewlett-Packard Co. (Computer
  Hardware)                                        13,960             617
Holly Corp. (Oil & Gas Refining &
  Marketing)                                          470              17
Honeywell International, Inc.
  (Aerospace & Defense)                             3,380             170
Host Hotels & Resorts, Inc.
  (Specialized REITs)                               8,100             111
IAC/InterActiveCorp. (Internet
  Retail)(b)                                        3,020              58
Illinois Tool Works, Inc.
  (Industrial Machinery)                              960              46
Intel Corp. (Semiconductors)                       14,330             308
International Business Machines
  Corp. (Computer Hardware)                         6,690             793
Invitrogen Corp. (Life Sciences
  Tools & Services)(b)                              1,430              56
JDS Uniphase Corp. (Communications
  Equipment)(b)                                     5,100              58
Johnson & Johnson (Pharmaceuticals)                 5,820             374
JPMorgan Chase & Co. (Other
  Diversified Financial Services)                  11,250             386


                                                SHARES           VALUE
                                              -----------      ----------

UNITED STATES--(CONTINUED)
Juniper Networks, Inc.
  (Communications Equipment)(b)                     1,880      $       42
KBR, Inc. (Construction &
  Engineering)                                      2,640              92
KeyCorp (Regional Banks)                            2,450              27
Kimberly-Clark Corp. (Household
  Products)                                         1,460              87
King Pharmaceuticals, Inc.
  (Pharmaceuticals)(b)                              1,650              17
Knight Capital Group, Inc. Class A
  (Investment Banking &
  Brokerage)(b)                                     2,470              44
Kroger Co. (The) (Food Retail)                      3,570             103
Lear Corp. (Auto Parts &
  Equipment)(b)                                     3,480              49
Lexington Realty Trust (Office
  REITs)                                            2,360              32
Lincoln National Corp. (Life &
  Health Insurance)                                 3,100             140
Lockheed Martin Corp. (Aerospace &
  Defense)                                          2,600             257
Longs Drug Stores Corp. (Drug
  Retail)                                           1,940              82
Lorillard, Inc. (Tobacco)(b)                        2,060             142
LSI Corp. (Semiconductors)(b)                      23,570             145
Lubrizol Corp. (The) (Specialty
  Chemicals)                                        1,550              72
Macy's, Inc. (Department Stores)                    4,860              94
Massey Energy Co. (Coal &
  Consumable Fuels)                                   450              42
McDonald's Corp. (Restaurants)                      7,310             411
Medicis Pharmaceutical Corp. Class
  A (Pharmaceuticals)                               2,290              48
MEMC Electronic Materials, Inc.
  (Semiconductor Equipment)(b)                        660              41
Merck & Co., Inc. (Pharmaceuticals)                10,580             399
MetLife, Inc. (Life & Health
  Insurance)                                        6,750             356
Microsoft Corp. (Systems Software)                 32,600             897
Morgan Stanley (Investment Banking
  & Brokerage)                                      2,100              76
NetApp, Inc. (Computer Storage &
  Peripherals)(b)                                   2,920              63
NIKE, Inc. Class B (Footwear)                       2,960             176
Noble Energy, Inc. (Oil & Gas
  Exploration & Production)                           380              38
Northern Trust Corp. (Asset
  Management & Custody Banks)                       2,160             148
Northrop Grumman Corp. (Aerospace &
  Defense)                                          1,620             108
NYSE Euronext (Specialized Finance)                   650              33
Occidental Petroleum Corp.
  (Integrated Oil & Gas)                           10,020             900
Omnicom Group, Inc. (Advertising)                   1,820              82
Oracle Corp. (Systems Software)(b)                 15,390             323
Owens-Illinois, Inc. (Metal & Glass
  Containers)(b)                                      900              38
Parker Hannifin Corp. (Industrial
  Machinery)                                        1,545             110

                       PHOENIX WORLDWIDE STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

UNITED STATES--(CONTINUED)
Pepsi Bottling Group, Inc. (The)
  (Soft Drinks)                                     1,980      $       55
Perini Corp. (Construction &
  Engineering)(b)                                   1,430              47
Pfizer, Inc. (Pharmaceuticals)                     34,420             601
Philadelphia Consolidated Holding
  Co. (Property & Casualty
  Insurance)(b)                                       480              16
Philip Morris International, Inc.
  (Tobacco)                                         3,260             161
Principal Financial Group, Inc.
  (Life & Health Insurance)                         2,700             113
Procter & Gamble Co. (The)
  (Household Products)                              4,620             281
Prudential Financial, Inc. (Life &
  Health Insurance)                                 3,110             186
Public Service Enterprise Group,
  Inc. (Multi-Utilities)                            5,450             250
QLogic Corp. (Computer Storage &
  Peripherals)(b)                                   2,050              30
Quiksilver, Inc. (Apparel,
  Accessories & Luxury Goods)(b)                    4,710              46
Ralcorp Holdings, Inc. (Packaged
  Foods & Meats)(b)                                   870              43
Raytheon Co. (Aerospace & Defense)                  1,800             101
Reynolds American, Inc. (Tobacco)                     790              37
Schering-Plough Corp.
  (Pharmaceuticals)                                 1,460              29
SEI Investments Co. (Asset
  Management & Custody Banks)                       2,530              60
Sherwin-Williams Co. (The) (Home
  Improvement Retail)                               1,110              51
Southern Copper Corp. (Diversified
  Metals & Mining)                                    980             105
Sprint Nextel Corp. (Wireless
  Telecommunication Services)                       2,730              26
StanCorp Financial Group, Inc.
  (Life & Health Insurance)                           450              21
Stanley Works (The) (Household
  Appliances)                                       1,120              50
State Street Corp. (Asset
  Management & Custody Banks)                       3,850             246
Stone Energy Corp. (Oil & Gas
  Exploration & Production)(b)                        730              48
SUPERVALU, Inc. (Food Retail)                       2,050              63
Symantec Corp. (Systems Software)(b)                7,970             154
SYSCO Corp. (Food Distributors)                    10,390             286
TD Ameritrade Holding Corp.
  (Investment Banking &
  Brokerage)(b)                                     3,370              61


                                                SHARES           VALUE
                                              -----------      ----------

UNITED STATES--(CONTINUED)
Telephone & Data Systems, Inc.
  (Wireless Telecommunication
  Services)                                           560      $       26
Terra Industries, Inc. (Fertilizers
  & Agricultural Chemicals)                         1,130              56
Texas Instruments, Inc.
  (Semiconductors)                                  7,450             210
Thermo Fisher Scientific, Inc.
  (Life Sciences Tools &
  Services)(b)                                      3,400             189
Tidewater, Inc. (Oil & Gas
  Equipment & Services)                               940              61
Tiffany & Co. (Specialty Stores)                    1,120              46
Time Warner, Inc. (Movies &
  Entertainment)                                   15,450             229
TJX Cos., Inc. (The) (Apparel
  Retail)                                           1,150              36
Transocean, Inc. (Oil & Gas
  Drilling)(b)                                      1,660             253
Travelers Cos., Inc. (The)
  (Property & Casualty Insurance)                   5,620             244
Tyco Electronics Ltd. (Electronic
  Manufacturing Services)                           1,570              56
Tyco International Ltd. (Industrial
  Conglomerates)                                    5,642             226
United Technologies Corp.
  (Aerospace & Defense)                             6,240             385
UnitedHealth Group, Inc. (Managed
  Health Care)                                      3,260              86
Unum Group (Life & Health Insurance)                  970              20
Valero Energy Corp. (Oil & Gas
  Refining & Marketing)                             2,420             100
Verizon Communications, Inc.
  (Integrated Telecommunication
  Services)                                         6,110             216
VF Corp. (Apparel, Accessories &
  Luxury Goods)                                       850              61
Viacom, Inc. Class B (Movies &
  Entertainment)(b)                                 6,960             213
W&T Offshore, Inc. (Oil & Gas
  Exploration & Production)                         2,160             126
Wal-Mart Stores, Inc. (Hypermarkets
  & Super Centers)                                  4,280             241
Walt Disney Co. (The) (Movies &
  Entertainment)                                   10,540             329
Waste Management, Inc.
  (Environmental & Facilities
  Services)                                         2,690             101
WellPoint, Inc. (Managed Health
  Care)(b)                                          2,420             115
Wells Fargo & Co. (Diversified
  Banks)                                           11,280             268
Western Union Co. (The) (Data
  Processing & Outsourced Services)                 3,060              76
Williams Cos., Inc. (The) (Oil &
  Gas Storage & Transportation)                     1,660              67
Windstream Corp. (Integrated
  Telecommunication Services)                      15,910             196

                       PHOENIX WORLDWIDE STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                SHARES           VALUE
                                              -----------      ----------

-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $25,864)                                          27,293
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--70.5%

ARGENTINA--0.0%
Telecom Argentina S.A. Sponsored
  ADR (Integrated Telecommunication
  Services)(b)                                        500      $        7
                                                               ----------

AUSTRALIA--4.3%
Aquila Resources Ltd. (Coal &
  Consumable Fuels)(b)                              9,959             158
ASX Ltd. (Specialized Finance)                      2,477              75
Ausenco Ltd. (Construction &
  Engineering)                                      1,109              16
BHP Billiton Ltd. (Diversified
  Metals & Mining)                                 18,187             774
Caltex Australia Ltd. (Oil & Gas
  Refining & Marketing)                             4,072              51
Flight Centre Ltd. (Education
  Services)                                         1,296              21
Incitec Pivot Ltd. (Fertilizers &
  Agricultural Chemicals)                           2,072             367
Leighton Holdings Ltd.
  (Construction & Engineering)                      7,412             361
Orica Ltd. (Diversified Chemicals)                 15,561             437
Paladin Energy Ltd. (Diversified
  Metals & Mining)(b)                               5,920              36
Qantas Airways Ltd. (Airlines)                     42,930             125
QBE Insurance Group Ltd. (Property
  & Casualty Insurance)                            17,100             368
Rio Tinto Ltd. (Diversified Metals
  & Mining)                                         5,143             665
Riversdale Mining Ltd. (Diversified
  Metals & Mining)(b)                              10,406             118
Santos Ltd. (Oil & Gas Exploration
  & Production)                                    16,224             334
Sims Group Ltd. (Steel)                             6,164             246
                                                               ----------
                                                                    4,152
                                                               ----------

AUSTRIA--0.2%
Voestalpine AG (Steel)                              2,894             237
                                                               ----------

BELGIUM--1.1%
Belgacom SA (Integrated
  Telecommunication Services)                       4,000             171
Delhaize Group (Food Retail)                        3,253             218
Dexia SA (Diversified Banks)                       41,946             668
Sipef SA (Agricultural Products)                       31              24
                                                               ----------
                                                                    1,081
                                                               ----------


                                                SHARES           VALUE
                                              -----------      ----------

BERMUDA--0.1%
Aquarius Platinum Ltd. (Precious
  Metals & Minerals)                                3,280      $       52
Lancashire Holdings Ltd.
  (Multi-line Insurance)                            2,728              17
                                                               ----------
                                                                       69
                                                               ----------

CANADA--0.8%
CGI Group, Inc. Class A (IT
  Consulting & Other Services)(b)                   4,400              44
Churchill Corp. (The) Class A
  (Construction & Engineering)(b)                   3,100              59
Empire Co. Ltd. Class A (Food
  Retail)                                             600              26
Indigo Books & Music,  Inc.
  (Specialty Stores)(b)                               600               9
Petro-Canada (Integrated Oil & Gas)                 4,300             240
Rothmans, Inc. (Tobacco)                            2,900              77
Sherritt International Corp.
  (Diversified Metals & Mining)                     4,200              63
Superior Plus Income Fund (Trading
  Companies & Distributors)                           800               9
Taseko Mines Ltd. (Gold)(b)                         5,010              26
Teck Cominco Ltd. (Diversified
  Metals & Mining)                                  5,280             254
                                                               ----------
                                                                      807
                                                               ----------

CHINA--0.2%
PetroChina Co., Ltd. Class H
  (Integrated Oil & Gas)                          156,000             201
SunVic Chemical Holdings Ltd.
  (Fertilizers & Agricultural
  Chemicals)                                       62,000              17
                                                               ----------
                                                                      218
                                                               ----------

DENMARK--0.6%
D/S Norden (Marine)                                 5,125             549
                                                               ----------

FINLAND--1.0%
Fortum Oyj (Electric Utilities)                     8,000             405
Nokia Oyj (Communications Equipment)               21,400             523
Ramirent Oyj (Consumer Finance)                     1,192              12
                                                               ----------
                                                                      940
                                                               ----------

FRANCE--7.6%
Alstom (Heavy Electrical Equipment)                 1,763             404
AXA SA (Multi-line Insurance)                      11,600             342
BNP Paribas SA (Diversified Banks)                 11,350           1,022
Bouygues SA (Wireless
  Telecommunication Services)                       3,200             211
Compagnie Generale des
  Etablissements Michelin Class B
  (Tires & Rubber)                                  2,869             205

                       PHOENIX WORLDWIDE STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

FRANCE--(CONTINUED)
Credit Agricole SA (Diversified
  Banks)                                            6,151      $      125
France Telecom SA (Integrated
  Telecommunication Services)                      38,444           1,127
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury
  Goods)                                            3,204             334
PPR (Department Stores)                             2,933             324
PSA Peugeot Citroen SA (Automobile
  Manufacturers)                                   12,487             674
Publicis Groupe (Advertising)(b)                    2,141              69
Rallye SA (Specialty Stores)                          921              54
Recylex SA (Diversified Metals &
  Mining)(b)                                        2,228              29
Sanofi-Aventis SA (Pharmaceuticals)                 4,960             330
Suez SA (Multi-Utilities)                           4,200             285
Technip SA (Oil & Gas Equipment &
  Services)                                         2,411             222
Total SA (Integrated Oil & Gas)                     9,000             766
UBISOFT Entertainment (Home
  Entertainment Software)(b)                          917              80
Vallourec SA (Industrial Machinery)                 1,100             385
Vivendi Universal SA (Movies &
  Entertainment)                                   10,677             403
                                                               ----------
                                                                    7,391
                                                               ----------

GERMANY--7.5%
Allianz AG Registered Shares
  (Multi-line Insurance)                            1,945             342
Arcandor AG (Department Stores)(b)                  8,200              95
Arques Industries AG (Health Care
  Facilities)(b)                                    1,074              10
Bayer AG (Diversified Chemicals)                    4,500             379
Bechtle AG (IT Consulting & Other
  Services)                                           546              15
Daimler AG (Automobile
  Manufacturers)                                    3,457             214
Deutsche Bank AG Registered Shares
  (Diversified Capital Markets)                     3,200             276
Deutsche Boerse AG (Specialized
  Finance)                                          1,045             118
Deutsche Lufthansa AG Registered
  Shares (Airlines)                                41,132             886
Deutsche Telekom AG Registered
  Shares (Integrated
  Telecommunication Services)                      43,494             713
E.ON AG (Electric Utilities)                        7,986           1,610
GEA Group AG (Industrial Machinery)                 6,832             241
MAN AG (Industrial Machinery)                       3,161             351
Norddeutsche Affinerie AG
  (Diversified Metals & Mining)                     1,413              77
Salzgitter AG (Steel)                               4,873             893
Symrise AG (Fertilizers &
  Agricultural Chemicals)                           7,089             154


                                                SHARES           VALUE
                                              -----------      ----------

GERMANY--(CONTINUED)
ThyssenKrupp AG (Steel)                            13,752      $      863
                                                               ----------
                                                                    7,237
                                                               ----------

GREECE--0.3%
Alpha Bank AE (Diversified Banks)                  10,354             313
                                                               ----------

HONG KONG--1.7%
Bank of East Asia Ltd. (Diversified
  Banks)                                           43,000             234
Cheung Kong Holdings Ltd. (Real
  Estate Management & Development)                 22,000             297
China Mobile Ltd. (Wireless
  Telecommunication Services)                      20,000             268
Chun Wo Development Holdings Ltd.
  (Construction & Engineering)                     42,000               4
Hang Lung Properties Ltd. (Real
  Estate Management & Development)                 93,000             299
Midland Holdings Ltd. (Real Estate
  Management & Development)                        62,000              39
Pacific Andes International
  Holdings Ltd. (Packaged Foods &
  Meats)                                          108,000              19
Sinolink Worldwide Holdings Ltd.
  (Real Estate Management &
  Development)                                    176,000              26
Television Broadcasts Ltd.
  (Broadcasting & Cable TV)                        52,000             300
VTech Holdings Ltd. (Communications
  Equipment)                                       19,907             120
                                                               ----------
                                                                    1,606
                                                               ----------

ITALY--2.4%
AS Roma S.p.A (Movies &
  Entertainment)(b)                                12,914              16
Banca Popolare dell'Emilia Romagna
  Scrl (Regional Banks)                             1,113              19
Enel S.p.A. (Electric Utilities)                   76,808             729
ENI S.p.A. (Integrated Oil & Gas)                  27,029           1,004
Fiat S.p.A. (Automobile
  Manufacturers)                                   14,716             239
Indesit Co. S.p.A. (Household
  Appliances)                                       3,033              34
Istituto Finanziario Industriale
  S.p.A. (Multi-Sector Holdings)(b)                 1,354              27
UniCredito Italiano S.p.A.
  (Diversified Banks)                              34,900             212
                                                               ----------
                                                                    2,280
                                                               ----------

JAPAN--16.0%
Aichi Bank Ltd. (The) (Regional
  Banks)                                              200              16
Aichi Machine Industry Co. Ltd.
  (Auto Parts & Equipment)                          8,000              26

                       PHOENIX WORLDWIDE STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

JAPAN--(CONTINUED)
Aisin Seiko Co., Ltd. (Auto Parts &
  Equipment)                                       19,469      $      640
Allied Telesis Holdings KK
  (Communications Equipment)(b)                    23,500              15
Ardepro Co. Ltd. (Real Estate
  Management & Development)                         1,072              50
Bank of Nagoya Ltd. (The) (Regional
  Banks)                                            4,000              25
Bank of Yokohama Ltd. (The)
  (Regional Banks)                                 27,000             187
Canon Marketing Japan, Inc.
  (Distributors)                                       20              --(e)
Chiba Bank Ltd. (The) (Regional
  Banks)                                           11,000              77
Create SD Co., Ltd. (Drug Retail)                   1,600              30
Daihatsu Motor Co., Ltd.
  (Automobile Manufacturers)                       21,000             241
Dena Co. Ltd. (Internet Retail)                         5              29
East Japan Railway Co. (Railroads)                     49             399
Elecom Co. Ltd. (Computer Storage &
  Peripherals)                                      1,400              15
FamilyMart Co., Ltd. (Food Retail)                  4,400             180
FANUC Ltd. (Industrial Machinery)                   4,900             479
Fujitsu Ltd. (Computer Hardware)                   43,000             319
Fukuda Corp. (Construction &
  Engineering)                                      8,000              27
Furuno Electric Co., Ltd.
  (Household Appliances)                            1,000              13
Geo Corp. (Computer & Electronics
  Retail)                                              35              29
Hitachi Construction Machinery Co.,
  Ltd. (Construction & Farm
  Machinery & Heavy Trucks)                        13,200             370
Hitachi Ltd. (Electronic Equipment
  Manufacturers)                                  157,000           1,131
Hitachi Metals Ltd. (Steel)                        10,000             164
Imagineer Co. Ltd. (Electronic
  Equipment Manufacturers)                            800               6
Inpex Holdings, Inc. (Oil & Gas
  Exploration & Production)                            39             492
Intelligence Ltd. (Human Resource &
  Employment Services)                                 91              68
Itoham Foods, Inc. (Packaged Foods
  & Meats)                                          3,000              15
Iyo Bank Ltd. (The) (Regional Banks)                4,000              47
Juki Corp. (Household Appliances)                   6,000              17
Kanto Auto Works Ltd. (Auto Parts &
  Equipment)                                        1,700              22
Kao Corp. (Household Products)                      8,000             210
Keiyo Bank Ltd. (The) (Regional
  Banks)                                            5,000              30
Kioritz Corp. (Industrial Machinery)
KK DaVinci Holdings (Real Estate                    4,000              10
  Management & Development)(b)                         39              27


                                                SHARES           VALUE
                                              -----------      ----------

JAPAN--(CONTINUED)
Kohnan Shoji Co. Ltd. (General
  Merchandise Stores)                               2,500      $       34
Kosaido Co., Ltd. (Commercial
  Printing)(b)                                      9,300              45
Leopalace21 Corp. (Real Estate
  Management & Development)                        10,400             149
Marubeni Corp. (Trading Companies &
  Distributors)                                   147,000           1,226
Mikuni Corp. (Auto Parts &
  Equipment)                                        5,000              12
Mitsubishi Corp. (Trading Companies
  & Distributors)                                  10,400             343
Mitsubishi Electric Corp. (Heavy
  Electrical Equipment)                             3,000              32
Mitsubishi Paper Mills Ltd. (Paper
  Products)                                         9,000              24
Mitsubishi UFJ Financial Group,
  Inc. (Diversified Banks)                         43,100             381
Mitsui & Co., Ltd. (Trading
  Companies & Distributors)                         8,000             177
Mitsui Fudosan Co., Ltd. (Real
  Estate Management & Development)                 15,000             321
Mitsui O.S.K. Lines Ltd. (Marine)                   9,000             128
Mizuho Trust & Banking Co., Ltd.
  (Diversified Banks)                              24,000              41
Money Partners Co., Ltd.
  (Investment Banking & Brokerage)                     18              17
Murata Manufacturing Co., Ltd.
  (Electronic Equipment
  Manufacturers)                                    8,200             387
Namura Shipbuilding Co., Ltd.
  (Construction & Farm Machinery &
  Heavy Trucks)                                     1,600              11
NGK Insulators Ltd. (Industrial
  Machinery)                                       12,000             234
Nidec Corp. (Electronic Equipment
  Manufacturers)                                    5,300             353
NIFTY Corp. (Internet Software &
  Services)                                            51              38
Nintendo Co., Ltd. (Home
  Entertainment Software)                           2,100           1,191
Nippon Electric Glass Co., Ltd.
  (Electronic Equipment
  Manufacturers)                                   12,000             209
Nippon Oil Corp. (Oil & Gas
  Refining & Marketing)                            49,000             330
Nippon Shinyaku Co., Ltd.
  (Pharmaceuticals)                                 2,000              25
Nissan Shatai Co., Ltd. (Auto Parts
  & Equipment)                                      3,000              24
Nomura Holdings, Inc. (Investment
  Banking & Brokerage)                             31,100             461
Nomura Research Institute Ltd. (IT
  Consulting & Other Services)                     17,900             420

                       PHOENIX WORLDWIDE STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

JAPAN--(CONTINUED)
Ogaki Kyoritsu Bank Ltd. (The)
  (Regional Banks)                                  3,000      $       17
Okinawa Electric Power Co., Inc.
  (The) (Electric Utilities)                          300              15
Pioneer Corp. (Consumer Electronics)                8,000              64
Plenus Co. Ltd. (Restaurants)                       2,200              33
Proto Corp. (Advertising)                             500              12
Ricoh Leasing Co. Ltd. (Specialized
  Finance)                                            600              13
Riso Kagaku Corp. (Office
  Electronics)                                      1,400              20
San-A Co. Ltd. (Hotels, Resorts &
  Cruise Lines)                                       400              13
Sanix, Inc. (Education Services)(b)                 6,300              17
Sanken Electric Co. Ltd.
  (Semiconductors)                                 14,000              83
Sanki Engineering Co. Ltd.
  (Construction & Engineering)                      2,000              16
Shin-Etsu Chemical Co., Ltd.
  (Specialty Chemicals)                             6,800             422
Shinkawa Ltd. (Semiconductor
  Equipment)                                          700               9
Siix Corp. (Trading Companies &
  Distributors)                                     1,800              13
Sinko Industries Ltd. (Building
  Products)                                         7,000              47
Sumitomo Densetsu Co. Ltd.
  (Construction & Engineering)                      2,900              19
Sumitomo Mitsui Financial Group,
  Inc. (Diversified Banks)                             84             632
Sun Frontier Fudousan Co. Ltd.
  (Real Estate Management &
  Development)                                         40              26
Taihei Kogyo Co. Ltd. (Construction
  & Engineering)                                   10,000              35
Takeda Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                 8,600             437
Toa Corp. (Construction &
  Engineering)(b)                                  11,000              16
Toa Road Corp. (Construction &
  Engineering)                                      6,000              13
Tokai Rika Co., Ltd. (Auto Parts &
  Equipment)                                        1,800              37
Tokyo Steel Manufacturing Co. Ltd.
  (Steel)                                           5,900              68
Tokyo Tekko Co. Ltd. (Steel)                        6,000              18
Toshiba Plant Systems & Services
  Corp. (Construction & Engineering)               13,000             112
Toyo Kohan Co., Ltd. (Steel)                        3,000              12
Toyo Tire & Rubber Co. Ltd. (Tires
  & Rubber)                                         2,000               6
Toyoda Gosei Co., Ltd. (Auto Parts
  & Equipment)                                      1,495              44
Toyota Auto Body Co., Ltd. (Auto
  Parts & Equipment)                                4,000              75
Toyota Motor Corp. (Automobile
  Manufacturers)                                   10,900             515
TS Tech Co., Ltd. (Tires & Rubber)                  2,600              42
Tsudakoma Corp (Industrial
  Machinery)                                        5,000              11


                                                SHARES           VALUE
                                              -----------      ----------

JAPAN--(CONTINUED)
Yamaguchi Financial Group, Inc.
  (Regional Banks)                                  2,000      $       28
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)                                   18,700             350
Yamato Kogyo Co., Ltd. (Steel)                      3,200             153
                                                               ----------
                                                                   15,462
                                                               ----------

KAZAKHSTAN--0.2%
Kazakhmys plc (Diversified Metals &
  Mining)                                           6,725             212
                                                               ----------

LUXEMBOURG--0.5%
ArcelorMittal (Steel)                               5,279             519
                                                               ----------

MALAYSIA--0.0%
Kulim Malaysia Bhd (Agricultural
  Products)                                         4,300              13
Lion Industries Corp. Bhd (Steel)                  14,700              12
RHB Capital Bhd (Regional Banks)                   17,300              22
                                                               ----------
                                                                       47
                                                               ----------

MEXICO--0.7%
Cemex S.A.B. de C.V. (Construction
  Materials)(b)                                    44,900             111
Grupo Financiero Banorte S.A.B. de
  C.V. (Regional Banks)                             7,100              33
Grupo Mexico S.A.B. de C.V. Series
  B (Diversified Metals & Mining)                  39,600              90
Grupo Simec S.A.B. de C.V. Series B
  (Building Products)(b)                            3,700              21
Industrias CH S.A.B. de C.V.
  (Steel)(b)                                        6,300              35
Industrias Penoles S.A.B de C.V.
  (Diversified Metals & Mining)                       915              25
Mexichem S.A.B. de C.V.
  (Fertilizers & Agricultural
  Chemicals)                                       13,969             113
Telefonos de Mexico S.A.B. de C.V.
  Series L (Integrated
  Telecommunication Services)                     151,200             179
Telmex Internacional S.A.B. de C.V.
  (Integrated Telecommunication
  Services)(b)                                    151,200             123
                                                               ----------
                                                                      730
                                                               ----------

NETHERLANDS--3.9%
ASML Holding N.V. (Semiconductor
  Equipment)                                       12,155             297
Draka Holding N.V. (Electrical
  Components & Equipment)                           3,751             100
Heineken N.V. (Brewers)                            15,844             807
ING Groep N.V. (Other Diversified
  Financial Services)(d)                           49,975           1,580
OCE N.V. (Office Electronics)(d)                    4,164              51

                       PHOENIX WORLDWIDE STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

NETHERLANDS--(CONTINUED)
Unilever N.V. (Packaged Foods &
  Meats)(d)                                        21,848      $      618
Wolters Kluwer N.V. (Publishing)                   13,471             314
                                                               ----------
                                                                    3,767
                                                               ----------

NEW ZEALAND--0.2%
New Zealand Oil & Gas Ltd. (Oil &
  Gas Exploration & Production)                   144,967             197
                                                               ----------

NORWAY--0.0%
Cermaq ASA (Agricultural Products)                  1,500              18
ODIM ASA (Highways & Railtracks)(b)                   600              10
                                                               ----------
                                                                       28
                                                               ----------

RUSSIA--1.2%
Gazprom OAO Sponsored ADR (Oil &
  Gas Storage & Transportation)                     3,150             183
LUKOIL Sponsored ADR (Integrated
  Oil & Gas)                                        9,701             953
Novolipetsk Steel GDR Registered
  Shares (Steel)                                      323              18
                                                               ----------
                                                                    1,154
                                                               ----------

SINGAPORE--0.9%
CapitaLand Ltd. (Real Estate
  Management & Development)                        63,000             265
Golden Agri-Resources Ltd.
  (Agricultural Products)                         138,000              91
Jardine Cycle & Carriage Ltd.
  (Distributors)                                   30,000             376
L.C. Development Ltd. (Real Estate
  Management & Development)                        29,000               4
Rotary Engineering Ltd.
  (Construction & Engineering)                     44,000              26
Seagate Technology (Computer
  Storage & Peripherals)                            3,040              58
Swiber Holdings Ltd. (Oil & Gas
  Equipment & Services)(b)                         17,000              31
                                                               ----------
                                                                      851
                                                               ----------

SOUTH KOREA--1.1%
KT Corp. (Integrated
  Telecommunication Services)                       5,800             248
LG Display Co. Ltd. (Technology
  Distributors)                                    11,410             427
LG Electronics, Inc. (Household
  Appliances)                                       2,930             331
Samsung SDI Co., Ltd. (Electronic
  Equipment Manufacturers)(b)                         224              18
                                                               ----------
                                                                    1,024
                                                               ----------


                                                SHARES           VALUE
                                              -----------      ----------

SPAIN--1.0%
Banco Santander SA (Diversified
  Banks)                                           15,548      $      284
Construcciones y Auxiliar de
  Ferrocarriles SA (Construction &
  Farm Machinery & Heavy Trucks)                       85              37
Telefonica SA (Integrated
  Telecommunication Services)                      23,700             627
                                                               ----------
                                                                      948
                                                               ----------

SWEDEN--0.2%
Autoliv, Inc. (Auto Parts &
  Equipment)                                          850              40
JM AB (Construction & Engineering)                  3,200              41
Telefonaktiebolaget LM Ericsson
  Class B (Communications Equipment)               14,543             151
                                                               ----------
                                                                      232
                                                               ----------

SWITZERLAND--3.6%
Credit Suisse Group AG Registered
  Shares (Diversified Capital
  Markets)                                          6,417             292
Forbo Holding AG Registered Shares
  (Home Furnishings)(b)                                30              13
Galenica AG Registered Shares
  (Health Care Distributors)                          474             167
Holcim Ltd. Registered Shares
  (Construction Materials)                          5,800             469
Meyer Burger Technology AG
  (Industrial Machinery)(b)                           149              44
Nestle S.A. Registered Shares
  (Packaged Foods & Meats)                          8,000             361
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                 4,284             770
Swatch Group AG (The) (Apparel,
  Accessories & Luxury Goods)                         350              87
Zurich Financial Services AG
  Registered Shares (Multi-line
  Insurance)                                        4,867           1,240
                                                               ----------
                                                                    3,443
                                                               ----------

TAIWAN--0.4%
Chi Mei Optoelectronics Corp.
  (Electronic Equipment
  Manufacturers)                                   11,000              13
Chunghwa Telecom Co. Ltd.
  (Integrated Telecommunication
  Services)                                         1,674               4
Taiwan Semiconductor Manufacturing
  Co., Ltd. Sponsored ADR
  (Semiconductors)                                 30,259             330
                                                               ----------
                                                                      347
                                                               ----------

                       PHOENIX WORLDWIDE STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES           VALUE
                                              -----------      ----------

TURKEY--0.2%
Sekerbank T.A.S. (Regional Banks)                   6,629      $       13
Tupras-Turkiye Petro Rafinerileri
  A.S. (Oil & Gas Refining &
  Marketing)                                        6,335             146
                                                               ----------
                                                                      159
                                                               ----------

UNITED KINGDOM--12.1%
3i Group plc (Asset Management &
  Custody Banks)                                   27,971             458
Antofagasta plc (Diversified Metals
  & Mining)                                        93,261           1,213
AstraZeneca plc (Pharmaceuticals)                  27,426           1,166
Aveva Group plc (Application
  Software)                                         1,271              39
Aviva plc (Multi-line Insurance)                   24,270             241
BAE Systems plc (Aerospace &
  Defense)                                         29,710             261
Barclays plc (Diversified Banks)                   36,550             207
BHP Billiton plc (Diversified
  Metals & Mining)                                  7,070             271
BP plc (Integrated Oil & Gas)                      57,745             669
British American Tobacco plc
  (Tobacco)                                        11,675             403
British Sky Broadcasting Group plc
  (Broadcasting & Cable TV)                        38,700             363
BT Group plc (Integrated
  Telecommunication Services)                      48,160             191
Character Group plc (The) (Leisure
  Products)                                         2,889               6
CSR plc (Semiconductors)(b)                           751               4
GlaxoSmithKline plc
  (Pharmaceuticals)                                29,400             650
IG Group Holdings plc (Investment
  Banking & Brokerage)                             16,716             109
Keller Group plc (Construction &
  Engineering)                                        759               9
Legal & General Group plc (Life &
  Health Insurance)                               172,300             342
Micro Focus International plc
  (Application Software)                            3,289              17
National Grid plc (Multi-Utilities)                28,212             370
Next plc (Department Stores)                          912              17
Petrofac Ltd. (Oil & Gas Equipment
  & Services)                                       7,392             108
Reckitt Benckiser Group plc
  (Household Products)                                715              36
Rio Tinto plc (Diversified Metals &
  Mining)                                           4,746             571
Rolls-Royce Group plc (Aerospace &
  Defense)(b)                                      20,635             139
Royal Bank of Scotland Group plc
  (Diversified Banks)                              19,584              83
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)                           11,460             470
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(d)                        55,892           2,286


                                                SHARES           VALUE
                                              -----------      ----------

UNITED KINGDOM--(CONTINUED)
Smiths Group plc (Industrial
  Conglomerates)                                   13,979      $      301
Thomas Cook Group plc (Hotels,
  Resorts & Cruise Lines)                          32,906             153
Vodafone Group plc (Wireless
  Telecommunication Services)                     201,925             595
                                                               ----------
                                                                   11,748
                                                               ----------

UNITED STATES--0.5%
Accenture Ltd. Class A (IT
  Consulting & Other Services)                      4,710             192
ACE Ltd. (Property & Casualty
  Insurance)                                        2,550             140
Herbalife Ltd. (Personal Products)                  2,130              83
Ingersoll-Rand Co., Ltd. Class A
  (Industrial Machinery)                              680              25
Methanex Corp. (Commodity Chemicals)                1,100              31
XL Capital Ltd. Class A (Property &
  Casualty Insurance)                               1,580              33
                                                               ----------
                                                                      504
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $64,718)                                          68,259
-------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.7%
(Identified cost $90,582)                                          95,552

SHORT-TERM INVESTMENTS--0.6%


                                               PAR VALUE         VALUE
                                              -----------      ----------

COMMERCIAL PAPER(f)--0.6%
International Lease Finance Corp.
  2.650% due 7/1/08                                  $540             540
                                                               ----------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $540)                                                540
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $91,122)                                          96,092(a)

Other assets and liabilities, net--0.7%                               636
                                                               ----------
NET ASSETS--100.0%                                             $   96,728
                                                               ==========

                       PHOENIX WORLDWIDE STRATEGIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)




ABBREVIATIONS:
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,894 and gross depreciation of $9,218 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $91,416.
(b)    Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)    Shares traded on Amsterdam Exchange.
(e)    Amount is less than $500.
(f)    The rate shown is the discount rate.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

       The following is a summary of significant accounting policies consistently followed by the Phoenix Opportunities Trust, a trust consisting of nineteen funds (each a "Fund") in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On June 30, 2008, the International Funds utilized fair value pricing for its foreign common stocks.

     Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At June 30, 2008, the total value of these securities represented approximately 4% of the net assets of the Senior Floating Rate Fund.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


B. FOREIGN SECURITY COUNTRY DETERMINATION

    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


   NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed


Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2008 (CONTINUED)(UNAUDITED)


for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At June 30, 2008, the Funds held the following illiquid and restricted securities (reported in 000s):


                                                                       Market           % of
                                    Acquisition      Acquisition       Value At         Net Assets
                                    Date             Cost              June 30, 2008    At June 30, 2008
                                    --------------------------------------------------------------------
    Market Neutral Fund

         Telefonica Moviles S.A.    12/20/01         $0                $0               0.0%
         Telefonica Data
                 Argentina S.A.     12/20/01         $0                $0               0.0%


    Bond Fund

         DLJ Mortgage Acceptance Corp.
             96-M, 1 144A
             0.000%, 11/28/11       4/28/04          $16               $12              0.0%



    Core Bond Fund

         Greenwich Structured ARM Products
             05-5A, N2 144A
             5.981%, 9/27/45        2/28/06          $333              $221             0.4%
          MASTR Resecuritization Trust
             05-4CI, N2 144A
             5.482%, 4/26/45        1/12/06          $170              $47              0.0%

    High Yield Fund

         CB Cambridge
             Industries Liquidating Trust
             Interests 0%, 12/24/05 12/24/01         $369              $6               0.0%
         Poland Telecom
             Finance BV Series B
             14%, 12/1/07           11/24/97         $5,000            $62              0.1%
         ACG Holdings, Inc.         12/4/93          $358              $0               0.0%


    Multi-Sector Fixed Income Fund

         MASTR Alternative
         Net Interest Margin Trust
         06-6, N1 144A
         3.482%, 9/26/46            8/3/06           $89               $2               0.0%

         Northampton Pulp LLC       12/30/99         349               0                0.0%

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2008 (CONTINUED)(UNAUDITED)


    Multi-Sector Short Term Bond Fund

         Home Equity Asset Trust
         06-7, A 144A
             6.000%, 2/25/37        10/11/06         $2,170            $11              0.0%

         MASTR Alternative
         Net Interest Margin Trust
         06-6, N1 144A
             3.482%, 9/26/46        8/3/06           1,226             23               0.0%

         MASTR Alternative
         Net Interest Margin Trust
         05-CW1A, N1 144A
             6.750%, 12/26/35       11/18/05         447               65               0.0%

         MASTR Resecuritization Trust
             05-4CI, N2 144A
             5.886%, 4/26/45        1/12/06          3,250             896              0.1%

     The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


NOTE 3--RECENTLY ISSUED ACCOUNTING STANDARDS

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (SFAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact, if any, of SFAS 161 on financial statement disclosures.

NOTE 4--MERGER

     The Board of Trustees of the Phoenix Opportunities Trust, on behalf of the Phoenix International Strategies Fund, has unanimously approved the merger of the Phoenix International Strategies Fund with and into the Phoenix Foreign Opportunities Fund, also a series of the Phoenix Opportunities Trust. The merger will be effective on or about September 12, 2008.


Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or
    15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Opportunities Trust
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date    August 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date    August 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date    August 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.